UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   1/31/14

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2014

Security			Shares			Value
COMMON STOCK - 79.3%
ADVERTISING - 4.4%
Lamar Advertising Co. - Cl. A * ^			9,700			$ 472,002
Omnicom Group, Inc. #			140,008			10,161,781
						10,633,783
AIRLINES - 1.3%
American Airlines Group, Inc. *			37,331			1,252,455
AMR Corp. * #			101,283			1,947,232
						3,199,687
AUTO MANUFACTURERS - 0.4%
General Motors Co. * ** ^			26,800			966,944

AUTO PARTS & EQUIPMENT - 0.1%
Visteon Corp. * ^ #			3,400			275,434

BANKS - 3.3%
CapitalSource, Inc. #			13,476			185,025
Citigroup, Inc. ** ^ #			106,000			5,027,580
Sterling Financial Corp. #			90,106			2,838,339
						8,050,944
BEVERAGES - 1.1%
Beam, Inc. ^			32,647			2,719,495

BIOTECHNOLOGY - 0.4%
Gilead Sciences, Inc. * ** ^			13,500			1,088,775

BUILDING MATERIALS - 1.0%
Texas Industries, Inc. *			33,047			2,485,795

CHEMICALS - 8.9%
Ashland, Inc. ** ^ #			25,100			2,329,531
Chemtura Corp. * ** ^ #			100,600			2,523,048
Dow Chemical Co. ^ #			93,800			4,268,838
EI du Pont de Nemours & Co. ** ^ #			105,100			6,412,161
Huntsman Corp. ** ^ #			280,754			6,154,128
						21,687,706
COAL - 0.5%
CONSOL Energy, Inc. ** ^ #			35,200			1,314,720

COMMERCIAL SERVICES - 2.3%
Hertz Global Holdings, Inc. * ** ^			142,800			3,715,656
Iron Mountain, Inc. ** ^ #			73,754			1,947,843
SFX Entertainment, Inc. * #			1,000			9,300
						5,672,799
COMPUTERS - 0.1%
EMC Corp.			10,035			243,248

COSMETICS/PERSONAL CARE - 0.5%
Magic Holdings International Ltd.			1,349,564			1,082,766

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security			Shares			Value
DIVERSIFIED FINANCIAL SERVICES - 1.1%
SLM Corp. ** ^			112,690			$ 2,564,824

FOOD - 0.5%
Safeway, Inc. ** ^			37,000			1,155,880

FOREST PRODUCTS & PAPER - 1.8%
International Paper Co. ** ^ #			92,500			4,415,950

HEALTHCARE-SERVICES - 0.0%
Community Health Systems, Inc. * #			189			7,778

INSURANCE - 2.8%
American International Group, Inc. ** ^ #			138,800			6,656,848

INTERNET - 1.3%
Chegg, Inc. * #			200			1,334
Equinix, Inc. * ** ^ #			17,500			3,241,000
						3,242,334
MEDIA -5.6%
Discovery Communications, Inc. - Class C * #			13,817			1,018,589
DISH Network Corp. - Class A * ** ^ #			47,900			2,700,602
Sirius XM Holdings, Inc. * #			608,201			2,177,360
Time Warner Cable, Inc. ** ^ #			39,800			5,304,146
Twenty-First Century Fox, Inc. - B Shares #			76,778			2,398,545
						13,599,242
METAL FABRICATE/HARDWARE - 0.9%
Timken Co. ** ^ #			40,500			2,281,365

MISCELLANEOUS MANUFACTURING - 2.0%
Dover Corp. ** ^ #			15,900			1,376,304
General Electric Co. ** #			133,400			3,352,342
						4,728,646
OIL & GAS - 10.4%
Anadarko Petroleum Corp. ** ^			8,300			669,727
BP PLC - ADR ** ^ #			55,800			2,616,462
Hess Corp. ** ^ #			79,800			6,024,102
LinnCo LLC #			63,782			2,053,143
Noble Corp. ** ^			159,141			4,938,145
Occidental Petroleum Corp. ** ^ #			43,800			3,835,566
QEP Resources, Inc. ** ^ #			123,400			3,811,826
Transocean Ltd. ** ^			30,100			1,302,728
						25,251,699
OIL & GAS SERVICES - 3.5%
Halliburton Co. ** ^ #			24,600			1,205,646
National Oil-well Varco, Inc. ** ^			25,102			1,882,901
Oil States International, Inc. * ** ^ #			57,000			5,355,150
						8,443,697
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security			Shares			Value
PHARMACEUTICALS - 6.1%
Eli Lilly & Co. ** ^ #			16,900			$ 912,769
McKesson Corp. **			3,700			645,317
Merck & Co., Inc. ** ^ #			80,000			4,237,600
Novartis AG ** ^			22,200			1,755,354
Paladin Labs, Inc. #			29,300			3,257,015
Pfizer, Inc. ** ^ #			131,264			3,990,426
						14,798,481
PHOTO EQUIPMENT & SUPPLIES - 0.6%
Eastman Kodak Co.			50,000			1,356,250

PIPELINES - 1.7%
QEP Midstream Partners LP			5,000			119,500
Williams Co., Inc. ** ^ #			95,500			3,866,795
						3,986,295
REAL ESTATE INVESTMENT TRUSTS - 5.2%
Cole Real Estate Investment, Inc. #			37,949			574,927
CommonWealth REIT ** ^ #			110,771			2,722,751
Corrections Corp. of America ** ^ #			41,491			1,392,853
CYS Investments, Inc. #			9,500			75,240
NorthStar Realty Finance Corp. ^			174,300			2,543,037
Starwood Property Trust, Inc. ^ #			120,649			3,643,600
Weyerhaeuser Co. ** ^ #			54,300			1,622,484
						12,574,892
RETAIL - 1.3%
Jos A Bank Clothiers, Inc. * ** ^ #			26,400			1,484,208
Shoppers Drug Mart Corp.			33,815			1,599,657
						3,083,865
SAVING & LOANS - 1.9%
Hudson City Bancorp, Inc. #			514,303			4,649,299

SEMICONDUCTORS - 2.1%
LSI Corp. #			223,246			2,462,403
RDA Microelectronics, Inc. - ADR			13,776			249,759
Tokyo Electron Ltd.			177,329			2,330,103
						5,042,265
SOFTWARE - 1.6%
Microsoft Corp. ** ^ #			96,600			3,656,310
Pactera Technology International Ltd. - ADR *			39,484			282,705
						3,939,015
TELECOMMUNICATIONS - 4.4%
AT&T, Inc. ** ^ #			29,800			992,936
Leap Wireless International, Inc. * ^ #			10,340			181,467
Sprint Corp. * ** ^ #			485,565			4,015,623
T-Mobile US, Inc. ** ^ #			35,900			1,097,463
Vodafone Group PLC ** ^			120,608			4,469,732
						10,757,221

TOTAL COMMON STOCK (Cost - $187,720,028)						191,957,942

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security			Shares			Value
EXCHANGE TRADED FUNDS - 0.5%
CLOSED-END FUNDS - 0.5%
Invesco Senior Income Trust			240,801			$ 1,223,269
TOTAL EXCHANGE TRADED FUNDS (Cost - $1,251,894)

			Dividend
		Shares	Rate
PREFERRED STOCK - 11.5%
REAL ESTATE INVESTMENT TRUSTS - 4.1%
Countrywide Capital IV #		70,000	6.7500%			1,762,600
GMAC Capital Trust I		155,700	8.1250			4,263,066
HSBC USA, Inc.		40,355	6.5000			979,012
Morgan Stanley		45,000	0.1671			1,143,900
Royal Bank of Scotland Group PLC		80,700	6.3500			1,777,014
						9,925,592
AIRLINES - 0.4%
American Airlines Group, Inc.		35,713	6.2500			952,466

DIVERSIFIED FINANCIAL SERVICES - 1.7%
RBS Capital Funding Trust VII		44,746	6.0800			962,039
SLM Corp.		16,439	1.9544			1,117,852
SLM Corp.		44,708	6.9700			2,063,274
						4,143,165
PIPELINES - 1.9%
NuStar Logistics LP #		170,900	7.6250			4,486,125

REAL ESTATE - 1.5%
American Homes 4 Rent		80,000	5.0000			1,958,400
American Homes 4 Rent		68,000	5.0000			1,678,648
						3,637,048
REAL ESTATE INVESTMENT TRUSTS - 1.9%
CommonWealth REIT #		150,000	7.2500			3,394,500
LaSalle Hotel Properties #		50,000	7.5000			1,271,000
						4,665,500

TOTAL PREFERRED STOCK (Cost - $28,190,559)						27,809,896

		Principal	Interest		Maturity
BONDS & NOTES - 10.9%		Amount	Rate		Date
AIRLINES - 1.2%
American Airlines, Inc. - 144A #		$ 2,720,000	7.5000%		3/15/2016	2,847,500

BANKS - 2.0%
JPMorgan Chase & Co.		1,500,000	7.9000	+	Perpetual	1,660,805
Wells Fargo & Co. #		2,750,000	7.9800	+	Perpetual	3,100,625
						4,761,430
DIVERSIFIED FINANCIAL SERVICES - 2.9%
General Electric Capital Corp. #		2,600,000	7.125	+	Perpetual	2,926,430
Goldman Sachs Capital I #		4,000,000	6.345		2/15/2034	4,098,756
						7,025,186
ELECTRIC - 1.0%
Energy Future - 144A #		2,285,000	10.2500		12/1/2020	2,416,388
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

		Principal	Interest		Maturity
		Amount	Rate		Date	Value
HEALTHCARE PRODUCTS - 0.6%
Accellent, Inc. #		$ 1,500,000	8.3750		2/1/2017	$ 1,575,000

MUNICIPAL - 1.3%
Dalla-Fort Worth Tx Intl Arpt		2,656,000	6.3750		5/1/2035	678,940
Louisiana Public Facilities Authority		2,391,000	9.7500		8/1/2014	2,440,900
						3,119,840
OIL & GAS SERVICES - 0.8%
Oil States International, Inc. - 144A #		1,725,000	5.1250		1/15/2023	1,936,313

TELECOMMUNICATIONS - 1.1%
Cricket Communications, Inc. #		2,041,000	7.7500		10/15/2020	2,324,189
MertoPCS Wireless, Inc. #		405,000	6.6250		11/15/2020	429,805
						2,753,994

TOTAL BONDS & NOTES ( Cost - $26,110,746)						26,435,651

Security					Contracts**	Value
PURCHASED PUT OPTIONS - 1.1%
American International Group, Inc., Expiration February 2014, Exercise Price $40.00					463	5,556
American International Group, Inc., Expiration February 2014, Exercise Price $44.00					214	7,062
American International Group, Inc., Expiration May 2014, Exercise Price $41.00					248	16,368
American International Group, Inc., Expiration May 2014, Exercise Price $44.00					231	30,492
Anadarko Petroleum Corp., Expiration February 2014. Exercise Price $70.00					361	6,137
Anadarko Petroleum Corp., Expiration May 2014. Exercise Price $65.00					40	3,080
Anadarko Petroleum Corp., Expiration May 2014. Exercise Price $70.00					181	27,331
Ashland, Inc., Expiration April 2014, Exercise Price $80.00					102	6,834
Ashland, Inc., Expiration April 2014, Exercise Price $85.00					115	15,525
AT&T Inc., Expiration March 2014, Exercise Price $31.00					1,294	25,880
Berry Petroleum Co. - Cl A, Expiration February 2014, Exercise Price $45.00					190	1,900
BP PLC - ADR, Expiration April 2014, Exercise Price $43.00					159	477
BP PLC - ADR, Expiration February 2014, Exercise Price $41.00					122	1,464
BP PLC - ADR, Expiration February 2014, Exercise Price $43.00					132	5,544
Chemtura Corp., Expiration March 2014, Exercise Price $20.00					365	9,125
Chemtura Corp., Expiration March 2014, Exercise Price $22.50					440	17,600
Citigroup, Inc., Expiration March 2014, Exercise Price $49.00					204	178,388
Citigroup, Inc., Expiration April 2014, Exercise Price $45.00					644	56,508
CommonWealth REIT, Expiration April 2014, Exercise Price $17.50					270	5,400
CommonWealth REIT, Expiration April 2014, Exercise Price $20.00					397	9,925
CommonWealth REIT, Expiration February 2014, Exercise Price $20.00					161	4,830
CONSOL Energy, Inc., Expiration April 2014, Exercise Price $30.00					70	1,610
CONSOL Energy, Inc., Expiration April 2014, Exercise Price $32.00					265	10,070
Corrections Corp. Of America, Expiration March 2014, Exercise Price $27.00					47	1,175
Corrections Corp. Of America, Expiration March 2014, Exercise Price $28.00					261	6,525
DISH Network Corp. - Cl. A, Expiration March 2014, Exercise Price $45.00					163	4,075
DISH Network Corp. - Cl. A, Expiration March 2014, Exercise Price $47.00					70	2,800
DISH Network Corp. - Cl. A, Expiration March 2014, Exercise Price $49.00					171	11,115
Dover Corp., Expiration March 2014, Exercise Price $39.00					300	6,150
Dover Corp., Expiration March 2014, Exercise Price $40.00					382	9,550
Dover Corp., Expiration March 2014, Exercise Price $41.00					116	3,944
Dover Corp., Expiration March 2014, Exercise Price $42.00					101	4,747
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security					Contracts**	Value
PURCHASED PUT OPTIONS (Continued) - 1.1%
Dover Corp., Expiration March 2014, Exercise Price $75.00					56	$ 2,240
Dover Corp., Expiration March 2014, Exercise Price $80.00					103	10,197
El du Pont de Nemours & Co., Expiration April 2014, Exercise Price $52.50					144	4,896
El du Pont de Nemours & Co., Expiration April 2014, Exercise Price $55.00					78	4,602
El du Pont de Nemours & Co., Expiration April 2014, Exercise Price $57.50					793	77,714
Eli Lilly & Co., Expiration April 2014, Exercise Price $44.00					39	644
Eli Lilly & Co., Expiration April 2014, Exercise Price $45.00					97	1,892
Endo Pharmaceuticals Holdings, Expiration April 2014, Exercise Price $40.00					188	8,460
Endo Pharmaceuticals Holdings, Expiration April 2014, Exercise Price $50.00					94	7,990
Equinix, Inc., Expiration June 2014, Exercise Price $160.00					79	32,785
Equinix, Inc., Expiration March 2014, Exercise Price $145.00					86	7,955
General Electric Company, Expiration February 2014, Exercise Price $24.00					1,334	18,676
General Motors Co., Expiration March 2014, Exercise Price $30.00					68	1,292
General Motors Co., Expiration June 2014, Exercise Price $32.00					160	16,640
General Motors Co., Expiration March 2014, Exercise Price $33.00					1,267	72,219
General Motors Co., Expiration March 2014, Exercise Price $34.00					146	12,556
General Motors Co., Expiration March 2014, Exercise Price $37.00					462	102,564
Gilead Sciences, Inc., Expiration February 2014, Exercise Price $77.00					135	19,238
Halliburton Co., Expiration February 2014, Exercise Price $47.00					219	8,541
Hertz Global Holdings Inc., Expiration June 2014, Exercise Price $21.00					555	31,913
Hertz Global Holdings Inc., Expiration June 2014, Exercise Price $22.00					786	62,880
Hess Corp, Expiration February 2014, Exercise Price $70.00					456	11,400
Hess Corp, Expiration February 2014, Exercise Price $72.50					75	4,050
Hess Corp, Expiration May 2014, Exercise Price $70.00					233	44,969
Huntsman Corp., Expiration February 2014, Exercise Price $18.00					1,557	23,355
Huntsman Corp., Expiration February 2014, Exercise Price $19.00					739	9,238
Huntsman Corp., Expiration March 2014, Exercise Price $19.00					222	4,995
Huntsman Corp., Expiration May 2014, Exercise Price $19.00					170	8,075
International Paper Co., Expiration April 2014, Exercise Price $41.00					634	25,677
International Paper Co., Expiration March 2014, Exercise Price $42.00					80	2,640
Iron Mountain Inc., Expiration April 2014, Exercise Price $20.00					396	13,860
Iron Mountain Inc., Expiration April 2014, Exercise Price $22.50					254	27,940
JOS A Bank Clothiers, Inc., Expiration February 2014, Exercise Price $50.00					264	2,640
Lamar Advertising Co. - Cl. A, Expiration April 2014, Exercise Price $43.00					343	57,453
Lamar Advertising Co. - Cl. A, Expiration April 2014, Exercise Price $46.00					541	124,430
McKesson HBOC Inc., Expiration May 2014, Exercise Price $140.00					30	1,950
Merck & Company, Inc., Expiration March 2014, Exercise Price $50.00					720	41,760
Microsoft Corporation, Expiration April 2014, Exercise Price $32.00					966	22,218
National-Oil well, Varco, Inc., Expiration February 2014, Exercise Price $67.50					239	3,585
National-Oil well, Varco, Inc., Expiration February 2014, Exercise Price $70.00					98	2,156
National-Oil well, Varco, Inc., Expiration March 2014, Exercise Price $70.00					81	5,913
National-Oil well, Varco, Inc., Expiration May 2014, Exercise Price $65.00					235	15,980
National-Oil well, Varco, Inc., Expiration May 2014, Exercise Price $70.00					46	7,452
Noble Corp., Expiration March 2014, Exercise Price $30.00					91	8,554
Noble Corp., Expiration March 2014, Exercise Price $33.00					135	35,640
Noble Corp., Expiration March 2014, Exercise Price $34.00					894	326,310
Novartis Ag, Expiration April 2014, Exercise Price $70.00					222	10,545
Occidental Petroleum Corp., Expiration May 2014, Exercise Price $80.00					56	8,512
Occidental Petroleum Corp., Expiration February 2014, Exercise Price $85.00					51	3,978
Occidental Petroleum Corp., Expiration February 2014, Exercise Price $87.50					166	27,556
Occidental Petroleum Corp., Expiration May 2014, Exercise Price $75.00					141	9,870

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security					Contracts**	Value
PURCHASED PUT OPTIONS (Continued) - 1.1%
Oil States International Inc., Expiration March 2014, Exercise Price $80.00					52	$ 2,730
Oil States International Inc., Expiration March 2014, Exercise Price $85.00					346	34,600
Oil States International Inc., Expiration March 2014, Exercise Price $90.00					147	30,135
Pfizer, Inc., Expiration March 2014, Exercise Price $26.00					142	1,278
Pfizer, Inc., Expiration March 2014, Exercise Price $27.00					1,154	16,156
QEP Resources Inc., Expiration March 2014, Exercise Price $25.00					1,266	25,320
Safeway, Inc., Expiration March 2014, Exercise Price $28.00					370	16,650
SLM Corp., Expiration April 2014, Exercise Price $20.00					1,087	32,067
SLM Corp., Expiration April 2014, Exercise Price $22.00					519	41,520
SLM Corp., Expiration April 2014, Exercise Price $23.00					446	52,628
SPDR S&P 500 ETF Trust, Expiration February 2014, Exercise Price $181.00					99	41,580
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $154.00					225	11,250
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $170.00					225	42,975
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $178.00					90	37,890
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $179.00					90	42,570
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $181.00					459	251,460
Sprint Corp., Expiration February 2014, Exercise Price $5.00					1,312	6,560
Sprint Corp., Expiration May 2014, Exercise Price $5.00					571	5,139
Sprint Corp., Expiration May 2014, Exercise Price $6.00					2,339	40,933
Time Warner Cable, Inc., Expiration April 2014, Exercise Price $110.00					60	3,000
Time Warner Cable, Inc., Expiration April 2014, Exercise Price $115.00					18	1,530
Time Warner Cable, Inc., Expiration April 2014, Exercise Price $120.00					112	14,000
Time Warner Cable, Inc., Expiration February 2014, Exercise Price $120.00					36	900
Timken Co., Expiration March 2014, Exercise Price $47.50					192	3,840
T-Mobile US, Inc., Expiration February 2014, Exercise Price $20.00					462	3,234
T-Mobile US, Inc., Expiration February 2014, Exercise Price $21.00					297	7,425
T-Mobile US, Inc., Expiration February 2014, Exercise Price $22.00					228	3,648
T-Mobile US, Inc., Expiration February 2014, Exercise Price $24.00					500	4,500
Transocean Ltd., Expiration February 2014, Exercise Price $38.00					112	1,344
Transocean Ltd., Expiration February 2014, Exercise Price $43.00					301	27,391
American Airlines, Inc., Expiration February 2014, Exercise Price $30.00					555	13,875
American Airlines, Inc., Expiration March 2014, Exercise Price $30.00					483	31,395
Valero Energy Corp., Expiration March 2014, Exercise Price $32.00					75	338
Visteon Corp., Expiration March 2014, Exercise Price $65.00					27	6,615
Vivendi, Expiration March 2014, Exercise Price EUR 16.00					476	5,137
Vodafone Group PLC - ADR, Expiration April 2014, Exercise Price $30.00					312	4,836
Vodafone Group PLC - ADR, Expiration April 2014, Exercise Price $33.00					262	7,467
Weyerhaeuser Co., Expiration April 2014, Exercise Price $24.00					339	4,238
Weyerhaeuser Co., Expiration April 2014, Exercise Price $25.00					163	2,445
Williams Co., Inc., Expiration February 2014, Exercise Price $30.00					955	3,820
TOTAL PURCHASED PUT OPTIONS (Cost - $3,395,676)						2,780,196

SHORT-TERM INVESTMENT - 1.5%					Interest
MONEY MARKET FUND - 1.5%		Shares			Rate
First American Government Obligations Fund		3,627,359			0.00%+	3,627,359
TOTAL SHORT-TERM INVESTMENT (Cost - $3,627,359)

TOTAL INVESTMENTS - 104.6% (Cost - $250,296,262)						$ 253,834,313
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6) %						(11,161,056)
NET ASSETS - 100.0%						$ 242,673,257

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

* Non-Income producing security.
** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
^ Subject to a Call Option Written.
+ Variable rate security. Interest rate shown as of January 31, 2014.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2014.
Total collateral had a market value of $150,966,692 at January 31, 2014.
ADR - American Depositary Reciept
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $258,751,583 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

					Unrealized Appreciation	$ 11,313,972
					Unrealized Depreciation	(16,231,213)
					Net Unrealized Depreciation	$ (4,917,241)

Security					Contracts ++	Value
SCHEDULE OF WRITTEN CALL OPTIONS - (5.0) %
American International Group, Inc., Expiration February 2014, Exercise Price $47.00					463	$ 101,860
American International Group, Inc., Expiration February 2014, Exercise Price $48.00					268	40,200
American International Group, Inc., Expiration May 2014, Exercise Price $46.00					310	120,125
American International Group, Inc., Expiration May 2014, Exercise Price $50.00					347	66,971
Anadarko Petroleum Corp., Expiration February 2014. Exercise Price $77.50					361	153,425
Anadarko Petroleum Corp., Expiration May 2014. Exercise Price $75.00					61	51,850
Anadarko Petroleum Corp., Expiration May 2014. Exercise Price $80.00					181	99,550
Ashland, Inc., Expiration April 2014, Exercise Price $90.00					107	57,245
Ashland, Inc., Expiration April 2014, Exercise Price $95.00					144	43,200
AT&T Inc., Expiration March 2014, Exercise Price $34.00					1,438	71,900
Beam Inc., Expiration March 2014, Exercie Price $82.50					296	32,560
Berry Petroleum Co. - Cl A, Expiration February 2013, Exercise Price $50.00					380	163,400
BP PLC - ADR, Expiration April 2014, Exercise Price $47.00					155	17,980
BP PLC - ADR, Expiration February 2014, Exercise Price $45.00					159	31,800
BP PLC - ADR, Expiration February 2014, Exercise Price $47.00					244	16,836
Chemtura Corp., Expriation March 2014, Exercise Price $25.00					1,006	114,684
Citigroup, Inc., Expiration March 2014, Exercise Price $52.50					805	33,810
Citigroup, Inc., Expiration April 2014, Exercise Price $47.00					255	67,830
CommonWealth REIT, Expiration April 2014, Exercise Price $22.50					838	228,355
CommonWealth REIT, Expiration February 2014, Exercise Price $22.50					270	60,750
CONSOL Energy, Inc., Expiration April 2014, Exercise Price $34.00					87	34,583
CONSOL Energy, Inc., Expiration April 2014, Exercise Price $36.00					265	67,045
Corrections Corp. Of America, Expiration March 2014, Exercise Price $32.00					59	13,128
Corrections Corp. Of America, Expiration March 2014, Exercise Price $33.00					326	49,715
DISH Network Corp. - Cl. A, Expiration March 2014, Exercise Price $50.00					192	144,000
DISH Network Corp. - Cl. A, Expiration March 2014, Exercise Price $52.50					287	149,240
Dover Corp., Expiration March 2014, Exercise Price $85.00					56	20,720
Dover Corp., Expiration March 2014, Exercise Price $90.00					103	13,905
DOW Chemical Co., Expiration March 2014, Exercise Price $42.00					315	129,150
DOW Chemical Co., Expiration March 2014, Exercise Price $43.00					56	19,600
DOW Chemical Co., Expiration March 2014, Exercise Price $44.00					567	161,028
El du Pont de Nemours & Co., Expiration April 2014, Exercise Price $60.00					180	49,680
El du Pont de Nemours & Co., Expiration April 2014, Exercise Price $62.50					871	123,682
Eli Lilly & Co., Expiration April 2014, Exercise Price $49.00					49	23,030
Eli Lilly & Co., Expiration April 2014, Exercise Price $50.00					120	52,080
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security					Contracts ++	Value
SCHEDULE OF WRITTEN CALL OPTIONS (Continued) - (5.0) %
Endo Pharmaceuticals Holdings, Expiration April 2014, Exercise Price $55.00					188	$ 230,300
Endo Pharmaceuticals Holdings, Expiration April 2014, Exercise Price $60.00					94	81,780
Equinix, Inc., Expiration June 2014, Exercise Price $180.00					79	127,980
Equinix, Inc., Expiration March 2014, Exercise Price $165.00					96	216,000
General Motors Co., Expiration June 2014, Exercise Price $36.00					200	45,200
General Motors Co., Expiration March 2014, Exercise Price $35.00					68	15,844
General Motors Co., Expiration March 2014, Exercise Price $37.00					1,267	138,103
General Motors Co., Expiration March 2014, Exercise Price $40.00					739	25,865
Gilead Sciences, Inc., Expiration February 2014, Exercise Price $81.00					114	34,200
Halliburton Co., Expiration February 2014, Exercise Price $50					219	15,330
Hertz Global Holdings Inc., Expiration June 2014, Exercise Price $25.00					555	169,275
Hertz Global Holdings Inc., Expiration June 2014, Exercise Price $26.00					873	231,345
Hess Corp, Expiration February 2014, Exercise Price $77.50					468	44,928
Hess Corp, Expiration February 2014, Exercise Price $80.00					67	2,211
Hess Corp, Expiration May 2014, Exercise Price $70.00					252	71,820
Huntsman Corp., Expiration February 2014, Exercise Price $21.00					1,384	214,520
Huntsman Corp., Expiration February 2014, Exercise Price $22.00					912	82,080
Huntsman Corp., Expiration March 2014, Exercise Price $21.00					222	35,520
Huntsman Corp., Expiration May 2014, Exercise Price $21.00					227	44,265
International Paper Co., Expiration April 2014, Exercise Price $46.00					845	236,600
International Paper Co., Expiration March 2014, Exercise Price $45.00					80	26,400
Iron Mountain Inc., Expiration April 2014, Exercise Price $25.00					708	233,640
J.P. Morgan Chase & Co., Expiration March 2014, Exercie Price $44.00					652	169,520
J.P. Morgan Chase & Co., Expiration March 2014, Exercie Price $45.00					326	48,900
JOS A Bank Clothiers, Inc., Expriation February 2014, Exercise Price $55.00					264	42,240
Koninklijke KPN NV., Expriation February 2014, Exercise Price EUR 2.20					3,572	274,641
Koninklijke KPN NV., Expriation February 2014, Exercise Price EUR 2.30					5,725	370,678
Koninklijke KPN NV., Expriation March 2014, Exercise Price EUR 2.43					1,770	88,339
Lamar Advertising Co. - Cl. A, Expiration April 2014, Exercise Price $48.00					432	43,200
Lamar Advertising Co. - Cl. A, Expiration April 2014, Exercise Price $49.00					223	68,015
Lamar Advertising Co. - Cl. A, Expiration April 2014, Exercise Price $50.00					753	205,569
Leap Wireless Int'l, Inc., Expiration April 2014, Exercise Price $16.00					14	2,380
Liberty Media Corp., Expiration March 2014, Exercise Price $130.00					34	21,250
Liberty Media Corp., Expriation February 2014, Exercise Price $130.00					42	16,800
Liberty Media Corp., Expriation February 2014, Exercise Price $135.00					78	17,550
Martin Metals Inc., Expiration July 2014, Exercise Price $95.00					231	392,700
McKesson HBOC Inc., Expiration May 2014, Exercise Price $160.00					37	66,600
Merck & Company, Inc., Expiration March 2014, Exercise Price $52.50					800	128,000
Microsoft Corporation, Expiration April 2014, Exercise Price $36.00					966	239,568
National-Oill well, Varco, Inc., Expiration February 2014, Exercise Price $77.50					60	3,660
National-Oill well, Varco, Inc., Expiration February 2014, Exercise Price $80.00					194	4,268
National-Oill well, Varco, Inc., Expiration February 2014, Exercise Price $82.50					98	882
National-Oill well, Varco, Inc., Expiration March 2014, Exercise Price $75.00					81	18,306
National-Oill well, Varco, Inc., Expiration May 2014, Exercise Price $75.00					132	46,200
National-Oill well, Varco, Inc., Expiration May 2014, Exercise Price $77.50					231	53,130
Noble Corp., Expiration March 2014, Exercise Price $33.00					91	4,459
Noble Corp., Expiration March 2014, Exercise Price $35.00					85	1,870
Northstar Realty Finance Corp., Expiration March 2014, Exercise Price $11.00					522	187,920
Northstar Realty Finance Corp., Expiration March 2014, Exercise Price $12.50					558	118,575
Northstar Realty Finance Corp., Expiration March 2014, Exercise Price $15.00					221	7,293
Novartis Ag., Expiration April 2014, Exercise Price $75.00					222	99,900
Occidental Petroleum Corp., Expiration February 2014, Exercise Price $95.00					166	2,988
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

Security					Contracts ++	Value
SCHEDULE OF WRITTEN CALL OPTIONS (Continued) - (5.0) %
Occidental Petroleum Corp., Expiration May 2014, Exercise Price $85.00					55	$ 29,260
Occidental Petroleum Corp., Expiration May 2014, Exercise Price $87.50					110	44,110
Occidental Petroleum Corp., Expiration May 2014, Exercise Price $90.00					56	15,512
Oil States International, Inc., Expiration March 2014, Exercise Price $100.00					338	54,080
Oil States International, Inc., Expiration March 2014, Exercise Price $105.00					40	2,400
Oil States International, Inc., Expiration March 2014, Exercise Price $90.00					52	32,500
Oil States International, Inc., Expiration March 2014, Exercise Price $95.00					101	32,825
Pfizer, Inc., Expiration March 2014, Exercise Price $30.00					158	14,536
Pfizer, Inc., Expiration March 2014, Exercise Price $31.00					885	38,940
QEP Resources Inc., Expiration March 2014, Exercise Price $30.00					1,218	237,510
Safeway, Inc., Expiration March 2014, Exercise Price $30.00					370	77,700
SLM Corp., Expiration April 2014, Exercise Price $23.00					418	39,292
SLM Corp., Expiration April 2014, Exercise Price $24.00					833	52,479
SLM Corp., Expiration April 2014, Exercise Price $25.00					276	9,936
Sprint Corp., Expiration February 2014, Exercise Price $6.00					543	128,148
Sprint Corp., Expiration February 2014, Exercise Price $7.00					999	124,875
Sprint Corp., Expiration May 2014, Exercise Price $7.00					714	123,165
Sprint Corp., Expiration May 2014, Exercise Price $8.00					2,599	293,687
Starwood Property Trust, Inc., Expiration March 2014, Exercise Price $30.00					175	17,675
Time Warner Cable Inc., Expiration February 2014, Exercise Price $135.00					36	6,480
Time Warner Cable, Inc., Expiration April 2014, Exercise Price $125.00					119	114,240
Time Warner Cable, Inc., Expiration April 2014, Exercise Price $130.00					244	159,332
Timken Co., Expiration March 2014, Exercise Price $52.50					203	99,470
Timken Co., Expiration March 2014, Exercise Price $55.00					100	25,000
T-Mobile US Inc., Expiration February 2014, Exercise Price $24.00					385	246,400
T-Mobile US Inc., Expiration February 2014, Exercise Price $25.00					395	216,263
T-Mobile US Inc., Expiration February 2014, Exercise Price $26.00					130	57,200
T-Mobile US Inc., Expiration February 2014, Exercise Price $28.00					595	171,955
Transocean Ltd., Expiration February 2014, Exercise Price $47.00					102	1,836
American Airlines, Inc., Expiration April 2014, Exercise Price $24.00					350	344,750
American Airlines, Inc., Expiration February 2014, Exercise Price $30.00					555	219,225
American Airlines, Inc., Expiration March 2014, Exercise Price $30.00					483	208,173
Verizon Communications, Inc., Expiration February 2014, Exercise Price $46.00					82	17,917
Verizon Communications, Inc., Expiration February 2014, Exercise Price $47.00					20	3,520
Visteon Corp., Expiration March 2014, Exercise Price $75.00					34	23,970
Vivendi, Expiration March 2014, Exercise Price EUR 18.50					476	116,858
Vodafone Group PLC, Expiration April 2014, Exercise Price $36.00					264	49,896
Vodafone Group PLC, Expiration April 2014, Exercise Price $37.00					1,146	175,338
Weyerhaeuser Co., Expiration April 2014, Exercise Price $29.00					543	81,450
Williams Cos., Inc., Expiration February 2014, Exercise Price $34.00					955	635,075
TOTAL WRITTEN CALL OPTIONS - (Premiums Received - $12,730,714)						12,036,501

SCHEDULE OF WRITTEN PUT OPTIONS - (0.1) %
American Realty Capital, Expiration April 2014, Exercise Price $12.50					83	2,075
Northstar Realty Finance Corp., Expiration February 2014, Exercise Price $14.00					1,152	28,800
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $162.00					458	42,136
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $173.00					90	23,040
SPDR S&P 500 ETF Trust, Expiration March 2014, Exercise Price $174.00					459	130,356
US Airways Group Inc., Expiration February 2014, Exercise Price $32.00					71	4,970
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $235,293)						231,377

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014

SECURITIES SOLD SHORT * - (8.2) %
American Realty Capital Properties, Inc.					41,474	$ 574,000
Applied Materials, Inc.					144,078	2,423,392
Discovery Communications, Inc. - Cl. A					13,817	1,102,320
Eastman Kodak Company					50,000	1,408,500
Endo Pharmaceuticals Holdings					19,650	1,294,542
Liberty Global PLC - Cl. A					10,736	858,128
Liberty Global PLC - Cl. C					7,022	557,055
Loblaw Cos Ltd.					20,168	766,312
M&T Bank Corp.					43,138	4,810,318
PacWest Bancorp					3,824	153,382
SPDR S&P 500 ETF Trust					2,392	426,207
Twenty-First Century Fox, Inc. - Cl. A					76,778	2,443,076
Umpqua Holdings Corp.					150,500	2,642,780
Verizon Communications, Inc.					6,400	307,328
Vmware, Inc.					1,646	148,370
TOTAL SECURITIES SOLD SHORT - (Proceeds - $19,041,389)						19,915,710

						Unrealized
LONG EQUITY SWAP CONTRACTS - (1.8) %						Appreciation/ (Depreciation)
Algeta SA Swap, JP Morgan - January 07, 2015						(19,171)
to receive total return of Algeta SA less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,273,497)

Anadarko Petroleum Equity Swap, JP Morgan - December 16, 2014						(184,579)
to receive total return of Anadarko Petroleum Corporation less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,380,459)

Apollo Residential Mortgage Equity Swap, JP Morgan - April 19, 2014						(257,529)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,350,960)

AT&T, Inc. Equity Swap, JP Morgan - November 28, 2013						(233,700)
to receive total return of AT&T less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,032,180)

AZ Electronic Materials Equity Swap, JP Morgan - January 28, 2015						(1,727)
to receive total return of AZ Electronic Materials less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $987,960)

Blackstone Senior Floating Rate Term Fund Equity Swap, JP Morgan - December 20, 2014						6,331
to receive total return of Blackstone Senior Floating Rate Term Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $340,584)

Comcast Corp. Equity Swap, JP Morgan - December 20, 2014						63,239
to receive total return of Comcast Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $886,966)

CYS Investments, Inc. Equity Swap, JP Morgan - May 6, 2014						(1,174,055)
to receive total return of CY Investments, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,331,384)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014
						Unrealized
						Appreciation/ (Depreciation)
LONG EQUITY SWAP CONTRACTS - (Continued) (1.9) %
Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - December 19, 2014						$ 40,798
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,702,243)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - December 22, 2014						11,906
to receive total return of First Trust Four Corners Senior Floting Rate less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,215,765)

First Trust MLP Energy Income Fund Equity Swap, JP Morgan - December 26, 2014						33,423
to receive total return of First Trust Fenergy Income Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,200,596)

General Motors Co. Equity Swap, JP Morgan - October 13, 2014						(966,090)
to receive total return of General Motors less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $8,203,738)

Grain Corp. Ltd Equity Swap, JP Morgan - December 4, 2013						(703,608)
to receive total return of Grain Corp. Ltd less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,010,463)

ING Prime Rate Trust Equity Swap, JP Morgan - December 22, 2013						18,077
to receive total return of ING Prime Rate Trust less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,240,947)

JP Morgan Chase & Co. Equity Swap, JP Morgan - November 21, 2014						197,294
to receive total return of JP Morgan Chase & Co. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $5,887,408)

Koninklijke KPN NV Equity Swap, JP Morgan - September 3, 2014						602,762
to receive total return of Koninklijke KPN NV less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,573,473)

Lamar Advertising Company Equity Swap, JP Morgan - December 24, 2014						(231,536)
to receive total return of Lamar Advertising less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $6,613,484)

Life Technologies Corp. Equity Swap, JP Morgan - April 29, 2014						260,132
to receive total return of Life Technologies Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $9,337,924)

National-Oilwell, Varco, Inc. Equity Swap, JP Morgan - December 22, 2014						(172,067)
to receive total return of Natinal-Oilwell less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $4,260,112)

Nuveen Energy MLP Total Return Fund Equity Swap, JP Morgan - December 26, 2014						4,757
to receive total return of Nuveen Energy MLP Total Return Fund less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,220,326)

Pactera Technology Equity Swap, JP Morgan - December 19, 2014						9,839
to receive total return of Pactera Technology less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $711,202)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014
						Unrealized
						Appreciation/ (Depreciation)
LONG EQUITY SWAP CONTRACTS - (Continued) (1.9) %
RDA Microelection ADR Equity Swap, JP Morgan - December 13, 2014						$ 17,304
to receive total return of RDA Microelection ADR less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $616,756)

Sirius XM Radio, Inc. Equity Swap, JP Morgan - January 09, 2015						(3,145)
to receive total return of Sirius XM Radio less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $55,134)

SLM Corp. Equity Swap, JP Morgan - December 18, 2014						(329,213)
to receive total return of SLM Corp. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $2,773,637)

T-Mobile US, Inc. Equity Swap, JP Morgan - December 18, 2014						3,500,570
to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $0)

Vivendi Equity Swap, JP Morgan - May 21, 2014						151,577
to receive total return of Vivendi less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,128,628)

Vodafone Group. PLC Equity Swap, JP Morgan - December 15, 2014						(95,311)
to receive total return of Vodafone Group less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $3,672,972)

Ziggo NV Equity Swap, JP Morgan - January 31, 2015						(11,051)
to receive total return of Ziggo NV less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $1,848,832)

TOTAL LONG EQUITY SWAP CONTRACTS						535,227

SHORT EQUITY SWAP CONTRACTS- (0.3) %
Comcast Corp. Equity Swap, JP Morgan - December 24, 2014						(65,180)
to pay total return of Comcoast Corp less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $923,142)

Liberty Media Equity Swap, JP Morgan - January 9, 2015						3,818
to pay total return of Liberty Media less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $52,256)

Publicis Groupe Equity Swap, JP Morgan - October 15, 2014						(538,704)
to pay total return of Publicis Groupe less USD- 3 Month LIBOR
(NOTIONAL AMOUNT $9,560,441)

TOTAL SHORT EQUITY SWAP CONTRACTS						(600,066)

TOTAL EQUITY SWAP CONTRACTS						$ (64,839)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2014
As of January 31, 2014, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
						Unrealized
	Settlement		Local Currency		U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased		Market Value	/(Depreciation)
To Buy:
Euro	2/5/2014	JP Morgan	451,500		608,988	(2,280)
Euro	3/19/2014	JP Morgan	1,454,544		1,964,989	(7,734)
British Pound	4/9/2014	JP Morgan	3,792,139		6,234,720	52,017
British Pound	5/6/2014	JP Morgan	3,792,139		6,233,347	(48,426)
						$ (6,423)
						Unrealized
	Settlement		Local Currency		U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Sold		Market Value	/(Depreciation)
To Sell:
Euro	2/5/2014	JP Morgan	1,332,100		1,796,750	9,807
Euro	2/27/2014	JP Morgan	2,555,792		3,447,389	32,203
Canadian Dollar	3/12/2014	JP Morgan	1,121,999		1,004,970	297
Canadian Dollar	3/13/2014	JP Morgan	33,988		30,442	1,943
Euro	3/19/2014	JP Morgan	1,454,544		1,961,990	9,595
Norwegian Krona	3/19/2014	JP Morgan	7,925,266		1,258,135	23,960
Australian Dollar	3/20/2014	JP Morgan	1,670,989		1,453,469	40,395
British Pound	4/9/2014	JP Morgan	3,792,139		6,234,721	(295,515)
British Pound	5/6/2014	JP Morgan	3,792,139		6,233,347	(52,161)
Hong Kong Dollar	5/15/2014	JP Morgan	8,562,984		1,102,922	2,009
British Pound	6/11/2014	JP Morgan	611,266		1,004,485	6,759
Euro	10/22/2014	JP Morgan	461,417		622,591	5,490
						$ (215,218)

Total unrealized loss on forward foreign currency contracts						$ (221,641)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BONDS & NOTES - 57.5%
AEROSPACE/DEFENSE - 0.2%
AAR Corp.-144A	$ 120,000	7.250%		1/15/2022	$ 128,400

AIRLINES ABS - 1.4%
Air Canada 2013-1 Class B Pass Through Trust-144A	114,500	5.375		5/15/2021	114,500
Continental Airlines 2009-2 Class A Pass Through Trust	247,823	7.250		11/10/2019	287,475
Delta Air Lines 2009-1 Class A Pass Through Trust	305,032	7.750		12/17/2019	357,650
					759,625
AUTO PARTS & EQUIPMENT - 0.4%
Meritor, Inc.	215,000	6.750		6/15/2021	225,750

AUTOMOBILE ABS - 1.1%
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740		10/22/2018	587,063

BANKS - 9.9%
Banco de Credito del Peru - 144A	170,000	6.125	+	4/24/2027	169,575
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	304,255
Banco Santander Chile - 144A	300,000	3.875		9/20/2022	286,438
Banco Votorantim SA - 144A	275,000	7.375		1/21/2020	292,875
Bank of America Corp	175,000	5.625		7/1/2020	199,924
Bank of India/London - 144A	305,000	3.625		9/21/2018	298,195
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	304,686
Fifth Third Bancorp	200,000	5.100	+	Perpetual	177,000
Goldman Sachs Group Inc.	185,000	5.750		1/24/2022	209,320
JPMorgan Chase & Co	40,000	6.125		6/27/2017	45,777
JPMorgan Chase & Co	200,000	3.250	+	9/23/2022	194,249
JPMorgan Chase & Co	300,000	5.150		Perpetual	274,125
Macquarie Bank Ltd. - 144A	17,000	6.625		4/7/2021	19,198
Morgan Stanley	185,000	4.100		5/22/2023	180,506
Morgan Stanley	225,000	6.375		7/24/2042	267,869
PNC Financial Services Group, Inc.	255,000	4.850		Perpetual	231,413
Russian Agricultural Bank OJSC Via RSHB Capital SA - 144A	300,000	5.100		7/25/2018	304,125
Turkiye Garanti Bankasi AS - 144A	330,000	5.250	+	9/13/2022	298,238
UBS AG/Stamford CT	650,000	7.625		8/17/2022	748,274
VTB Bank OJSC Via VTB Capital SA - 144A	265,000	6.000		4/12/2017	281,894
Zions Bancorporation	10,800	6.950		9/15/2028	291,600
Zions Bancorporation	115,000	4.500		6/13/2023	114,987
					5,494,523
BUILDING MATERIALS - 0.5%
Builders FirstSource, Inc.-144A	185,000	7.625		6/1/2021	195,638
CPG Merger Sub LLC-144A	85,000	8.000		10/1/2021	90,312
					285,950
CHEMICALS - 1.4%
Hexion US Finance Corp.	170,000	6.625		4/15/2020	177,225
New Market Corp.	305,000	4.100		12/15/2022	298,973
Nufarm Australia Ltd.-144A	115,000	6.375		10/15/2019	119,025
Tronox Finance LLC	175,000	6.375		8/15/2020	178,062
					773,285

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
COMMERCIAL MBS - 6.2%
A10 Securitization 2013-1 B LLCA10 2013-1 B-144A	$ 300,000	4.120%		11/15/2025	$ 299,336
Aventura Mall Trust 2013-AVM -144A	100,000	3.743	+	12/5/2032	100,948
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	580,000	4.943		9/11/2042	614,550
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28 A3	104,285	5.793		9/11/2042	105,222
CD 2006-CD2 Mortgage Trust 2006-CD2 A2	620,000	5.367	+	1/15/2046	634,632
Extended Stay America 2013-ESH - 144A	300,000	2.958		12/5/2031	297,110
Government National Mortgage Association 2012-147 AK	500,321	2.586	+	4/16/2054	519,446
LB-UBS Commercial Mortgage Trust 2007-C7 A3	64,255	5.866	+	9/15/2045	72,373
Morgan Stanley Capital I Trust 2005-IQ10 A4B	510,000	5.280	+	9/15/2042	541,495
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.704	+	4/15/2049	235,515
					3,420,627
COMMERCIAL SERVICES - 1.6%
ADT Corp.-144A	180,000	6.250		10/15/2021	186,336
Ahern Rentals, Inc.-144A	195,000	9.500		6/15/2018	212,550
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	150,000	5.500		4/1/2023	145,500
Ceridian HCM Holding Inc.-144A	5,000	11.000		3/15/2021	5,706
Iron Mountain, Inc.	195,000	5.750		8/15/2024	183,300
Live Nation Entertainment, Inc.-144A	120,000	7.000		9/1/2020	130,800
					864,192
COMPUTERS - 0.4%
NCR Corp.	220,000	4.625		2/15/2021	216,150

COSMETICS/PERSONAL CARE - 0.2%
Elizabeth Arden, Inc. - 144A	75,000	7.375		3/15/2021	80,250

DIVERSIFIED FINANCIAL SERVICES - 3.8%
Aircastle Ltd.	165,000	7.625		4/15/2020	187,687
Denali Borrower LLC / Denali Finance Corp.-144A	140,000	5.625		10/15/2020	140,175
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	306,337
General Electric Capital Corp.	100,000	7.125	+	Perpetual	112,555
General Electric Capital Corp.	200,000	5.250	+	Perpetual	189,740
Icahn Enterprises LP / Icahn Enterprises Finance Corp. -144A	10,000	4.875		3/15/2019	9,988
Icahn Enterprises LP / Icahn Enterprises Finance Corp. -144A	55,000	6.000		8/1/2020	57,269
Icahn Enterprises LP / Icahn Enterprises Finance Corp. -144A	100,000	5.875		2/1/2022	99,375
International Lease Finance Corp.	160,000	6.250		5/15/2019	174,400
Jefferies Group LLC	65,000	6.875		4/15/2021	75,601
Macquarie Group Ltd.-144A	125,000	6.250		1/14/2021	140,816
MPH Intermediate Holding Co. 2-144A	105,000	8.375		8/1/2018	108,544
Nationstar Mortgage LLC / Nationstar Capital Corp.	200,000	6.500		6/1/2022	186,500
SLM Corp.	200,000	5.500		1/25/2023	188,887
Walter Investment Management Corp. -144A	135,000	7.875		12/15/2021	137,363
					2,115,237
ELECTRIC - 0.3%
Electricite de France SA-144A	165,000	5.250	+	Perpetual	159,712

ELECTRONICS - 0.4%
Rexel SA-144A	245,000	5.250		6/15/2020	247,450

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
ENTERTAINMENT - 1.7%
Churchill Downs, Inc. - 144A	$ 175,000	5.375%		12/15/2021	$ 177,188
GLP Capital LP / GLP Financing II Inc.-144A	10,000	4.375		11/1/2018	10,275
GLP Capital LP / GLP Financing II Inc.-144A	75,000	4.875		11/1/2020	76,125
GLP Capital LP / GLP Financing II Inc.-144A	5,000	5.375		11/1/2023	4,975
Isle of Capri Casinos, Inc.	125,000	5.875		3/15/2021	127,812
Mohegan Tribal Gaming Authority-144A	190,000	9.750		9/1/2021	208,525
Penn National Gaming Inc.-144A	120,000	5.875		11/1/2021	116,100
Six Flags Entertainment Corp.-144A	245,000	5.250		1/15/2021	243,163
United Artists Theatre Circuit Inc. 1995-A Pass Through Trust *	1,840	9.300		7/1/2015	1,877
					966,040
FOOD - 0.9%
Flowers Foods, Inc.	300,000	4.375		4/1/2022	304,694
Ingles Markets, Inc.	100,000	5.750		6/15/2023	98,250
Smithfield Food, Inc. - 144A	110,000	5.875		8/1/2021	111,925
					514,869
FOREST PRODUCTS & PAPER - 0.5%
Sappi Papier Holding GmbH-144A	265,000	7.750		7/15/2017	267,650

HEALTHCARE-SERVICES - 0.4%
CHS/Community Health Systems, Inc. - 144A	30,000	5.125		8/1/2021	30,244
CHS/Community Health Systems, Inc. - 144A	30,000	6.875		2/1/2022	30,806
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	75,075
Tenet Healthcare Corp.-144A	100,000	8.125		4/1/2022	109,375
					245,500
HOLDING COMPANIES-DIVERSIFIED - 0.7%
Hutchison Whampoa International 12 Ltd.-144A	185,000	6.000	+	Perpetual	197,488
KOC Holding AS-144A	200,000	3.500		4/24/2020	170,250
					367,738
HOME BUILDERS - 0.6%
Brookfield Residential Properties, Inc.-144A	120,000	6.500		12/15/2020	126,300
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.-144A	190,000	5.250		4/15/2021	185,250
					311,550
HOME EQUITY ABS - 2.6%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087		2/28/2041	592,455
GSAA Trust 2005-1 AF4(a)	533,102	5.421		11/25/2034	572,446
Security National Mortgage Loan Trust 2004-1A AF3-144A	346,842	6.420	+	6/25/2032	284,995
					1,449,896
INSURANCE - 1.8%
Allstate Corp.	200,000	5.750	+	8/15/2053	202,975
Chubb Corp.	85,000	6.375	+	3/29/2067	94,137
Genworth Holdings, Inc.	205,000	4.900		8/15/2023	207,947
ING U.S., Inc.	125,000	5.650	+	5/15/2053	120,063
Prudential Financial, Inc.	370,000	5.625	+	6/15/2043	371,924
					997,046
INTERNET - 0.2%
Equinix, Inc.	130,000	4.875		4/1/2020	131,300

IRON/STEEL - 1.5%
Carpenter Technology Corp.	300,000	4.450		3/1/2023	296,886
Gerdau Trade, Inc.-144A	370,000	4.750		4/15/2023	334,850
United States Steel Corp.	180,000	6.875		4/1/2021	191,700
					823,436

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
LODGING - 0.8%
Boyd Gaming Corp.	$ 110,000	9.000%		7/1/2020	$ 119,625
MGM Resorts International	115,000	6.750		10/1/2020	124,200
Station Casinos LLC	170,000	7.500		3/1/2021	181,900
					425,725
MEDIA - 1.3%
Clear Channel Worldwide Holdings, Inc.	250,000	7.625		3/15/2020	265,000
Nara Cable Funding Ltd.-144A	220,000	8.875		12/1/2018	239,800
Sirius XM Radio Inc.-144A	245,000	4.250		5/15/2020	229,381
					734,181
METAL FABRICATE/HARDWARE - 0.4%
TMK OAO Via TMK Capital SA-144A	245,000	6.750		4/3/2020	235,220

OIL & GAS - 4.1%
BreitBurn Energy Partners LP / BreitBurn Finance Corp.	190,000	7.875		4/15/2022	203,062
Calumet Specialty Products Partners LP/Calumet Finance Corp.	115,000	9.625		8/1/2020	131,100
Novatek OAO via Novatek Finance Ltd.-144A	305,000	4.422		12/13/2022	279,151
Pacific Rubiales Energy Corp. - 144A	180,000	5.375		1/26/2019	181,350
Parker Drilling Co.-144A	240,000	7.500		8/1/2020	252,900
Petrobras International Finance Co.	300,000	5.375		1/27/2021	297,713
Petroleos Mexicanos	655,000	3.500		1/30/2023	593,921
Petroleos Mexicanos - 144A	45,000	4.875		1/18/2024	44,898
Plains Exploration & Production Co.	235,000	6.875		2/15/2023	260,850
					2,244,945
OIL & GAS SERVICES - 0.8%
Compagine Generale de Geophysique Veritas, SA	235,000	6.500		6/1/2021	240,288
Weatherford International Ltd/Bermuda	175,000	4.500		4/15/2022	177,912
					418,200
OTHER ABS - 0.5%
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.497	+	7/25/2035	291,173

PACKAGING & CONTAINERS - 0.4%
Beverage Packaging Holdings Luxembourg II SA - 144A	200,000	6.000		6/15/2017	205,500

PHARMACEUTICALS - 0.6%
Forest Laboratories, Inc. - 144A	115,000	4.875		2/15/2021	114,713
Salix Pharmaceuticals Ltd. - 144A	25,000	6.000		1/15/2021	26,125
Valeant Pharmaceuticals International-144A	55,000	5.625		12/1/2021	57,062
Valeant Pharmaceuticals International-144A	120,000	6.750		8/15/2018	132,150
					330,050
PIPELINES - 0.4%
Williams Cos., Inc.	230,000	3.700		1/15/2023	207,240

REITS - 2.2%
Corporate Office Properties LP	315,000	3.600		5/15/2023	292,523
DDR Corp.	145,000	7.875		9/1/2020	180,586
Digital Realty Trust LP	160,000	5.250		3/15/2021	166,823
DuPont Fabros Technology LP-144A	215,000	5.875		9/15/2021	224,137
Highwoods Realty LP	305,000	3.625		1/15/2023	287,223
Sacra Health Care LP	60,000	5.500		2/1/2021	61,050
					1,212,342
RETAIL - 1.4%
Bon-Ton Department Stores, Inc.	200,000	8.000		6/15/2021	194,750
Hot Topic, Inc.-144A	125,000	9.250		6/15/2021	133,125
Landry's, Inc.-144A	125,000	9.375		5/1/2020	136,562
QVC, Inc.	310,000	4.375		3/15/2023	299,007
					763,444
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
SOFTWARE - 1.0%
Activision Blizzard Inc.-144A	$ 135,000	6.125%		9/15/2023	$ 141,075
First Data Corp.-144A	175,000	8.250		1/15/2021	186,375
First Data Corp.-144A	125,000	11.750		8/15/2021	129,063
First Data Holdings, Inc.	115,000	14.500		9/24/2019	106,950
					563,463
TELECOMMUNICATIONS - 3.3%
AT&T, Inc.	315,000	3.875		8/15/2021	324,001
CenturyLink, Inc.	110,000	5.625		4/1/2020	115,088
CenturyLink, Inc.	120,000	6.450		6/15/2021	121,800
Cincinnati Bell, Inc.	125,000	8.375		10/15/2020	135,781
Digicel Group Ltd.-144A	200,000	8.250		9/30/2020	209,000
EarthLink, Inc.	195,000	8.875		5/15/2019	202,313
Sprint Corp.-144A	170,000	7.250		9/15/2021	183,813
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	267,453
Wind Acquisition Finance SA-144A	125,000	11.750		7/15/2017	132,031
Windstream Corp.	115,000	7.750		10/15/2020	122,475
					1,813,755
TRANSPORTATION - 0.2%
Gulfmark Offshore, Inc.	115,000	6.375		3/15/2022	116,438

WL COLLATERAL CMO - 1.4%
GSMPS Mortgage Loan Trust 2006-RP1-1A4 -144A	244,364	8.500		1/25/2036	264,250
MASTR Alternative Loan Trust 2004-4	157,933	5.500		4/25/2034	171,846
MASTR Alternative Loan Trust 2007-1	143,728	0.758	+	10/25/2036	138,670
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	213,986	5.000		9/25/2018	222,091
					796,857

TOTAL BONDS & NOTES ( Cost - $31,710,481)					31,791,772

FOREIGN GOVERNMENT BOND - 0.8%
Morocco Government International Bond-144A	300,000	4.250		12/11/2022	279,750
Hungary Government International Bond	68,000	5.750		11/22/2023	67,405
Poland Government International Bond	86,000	4.000		1/22/2014	84,449
TOTAL FOREIGN GOVERNMENT BOND - (Cost - $456,125)					431,604

MUNICIPAL - 0.5%
Rockdale County Water & Sewerage Authority (Cost - $305,000)	305,000	3.060		7/1/2024	286,121

U.S. GOVERNMENT & AGENCY - 27.9%
U.S. GOVERNMENT AGENCY - 12.5%
Fannie Mae Pool 735061	71,028	6.000		11/1/2034	79,543
Fannie Mae Pool 866009	105,577	6.000		3/1/2036	117,555
Fannie Mae Pool 938574	510,379	5.500		9/1/2036	563,151
Fannie Mae Pool 310041	248,735	6.500		5/1/2037	279,235
Fannie Mae Pool 909141	31,786	6.000		1/1/2038	35,729
Fannie Mae Pool 909153	30,116	6.000		2/1/2038	33,853
Fannie Mae Pool 909175	73,801	5.500		4/1/2038	81,401
Fannie Mae Pool 909220	169,253	6.000		8/1/2038	187,715
Fannie Mae Pool 929191	231,161	6.000		3/1/2038	259,918
Fannie Mae Pool 962752	67,609	5.000		4/1/2038	74,741
Fannie Mae Pool 975649	329,067	6.000		7/1/2038	365,453
Fannie Mae Pool AA7001	379,666	5.000		6/1/2039	416,678
Fannie Mae Pool AD0727	658,373	6.000		8/1/2039	731,515
Fannie Mae Pool AO8769	1,722,513	3.500		8/1/2042	1,749,785
Freddie Mac Gold Pool G01499	40,516	7.000		1/1/2033	47,459
Freddie Mac Gold Pool G01980	453,947	5.000		12/1/2035	501,703
Freddie Mac Gold Pool G05888	114,471	5.500		10/1/2039	125,826
Freddie Mac Gold Pool G06380	1,122,273	6.500		2/1/2035	1,273,788
					6,925,048
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
U.S. TREASURY OBLIGATIONS - 15.4%
United States Treasury Note	$ 5,405,000	0.250%		11/30/2015	$ 5,401,730
United States Treasury Note	845,000	0.250		12/31/2015	844,075
United States Treasury Bond	2,000,000	1.750		5/15/2023	1,855,860
United States Treasury Note	475,000	3.125		2/15/2043	431,842
					8,533,507

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $15,493,223)					15,458,555

BANK LOANS - 9.8%
Alcatel Lucent USA Inc.	249,480	5.750		1/30/2019	252,240
Altisource Solutions	139,942	4.500		11/27/2019	141,342
American Airlines Inc.	231,835	3.750		6/27/2019	233,780
American Renal Holdings, Inc.	280,000	8.500		2/14/2020	281,750
Applied Systems, Inc.	4,000	4.250		1/15/2021	4,045
Applied Systems, Inc.	3,000	8.750		1/14/2022	3,079
Blue Coat Systems Inc.	165,000	9.500		6/28/2020	169,125
CBAC Borrower, LLC	57,000	8.250		7/2/2020	59,048
CBS Outdoor Americas Cap LLC.	18,000	3.000		1/15/2021	18,096
CHG Companies	12,478	9.000		11/19/2020	12,697
Clear Channel Communication, Inc.	179,745	6.914		1/30/2019	174,755
Clear Channel Communication, Inc.	235,255	3.650		1/29/2016	229,735
Commercial Barge Line Co.	333,480	7.500	+	9/23/2019	334,941
CSC Holdings LLC.	52,000	0.000		5/22/2018	52,731
Fieldwood Energy	140,000	8.375		9/30/2020	144,270
FMG Resources	296,258	4.250	+	10/18/2017	299,869
Frac Tech International LLC	235,000	8.500	+	5/6/2016	238,525
Harland Clarke Holdings	22,000	6.000		8/30/2019	22,165
Houghton International Inc.	242,550	5.750	+	12/20/2019	244,218
INC Research LLC	90,921	5.750	+	7/12/2018	91,404
International Equipment Sol	120,000	5.500	+	8/16/2019	120,525
Inventiv Health Inc.	119,990	6.000	+	8/4/2016	120,050
National Mentor Holdings	62,000	9.750		4/11/2020	61,262
National Mentor Holdings	6,000	4.750		1/31/2021	6,054
Navistar Inc.	166,667	5.750	+	8/17/2017	169,271
Noranda Aluminum Acquisition	187,096	5.750	+	2/28/2019	178,209
Peppermill Casinos, Inc.	243,158	7.250	+	11/9/2018	248,325
Rite Aid Corp.	16,000	5.000	+	8/21/2020	16,392
RP Crown Parent LLC	181,938	6.000	+	12/21/2018	184,214
Rural/Metro Operating Company	108,234	5.750	+	6/29/2018	105,799
Saxon Energy Services, Inc.	207,433	4.250	+	2/13/2019	209,853
SESAC Inc.	107,910	4.750	+	2/8/2019	109,259
Sheridan Holdings, Inc.	72,000	8.250		12/31/2021	73,980
Sorenson Communications, Inc.	183,612	9.500	+	10/31/2014	186,367
Surgery Center	133,960	6.000	+	4/11/2019	134,295
TWCC Holding Corp.	98,000	7.000	+	6/26/2020	99,184
United Surgical Partners Intl Inc.	96,272	4.750	+	4/3/2019	97,175
Zuffa, LLC	305,164	4.500	+	2/25/2020	307,787
TOTAL BANK LOANS - (Cost - $5,360,703)					5,435,816

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Corporate/Government Bond Fund
January 31, 2014

Security	Shares	Dividend Rate		Maturity Date	Value
PREFERRED STOCK - 1.2%
BANKS - 0.9%
GMAC Capital Trust I	$ 17,600	8.125	%+	2/15/2040	$ 481,888

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Citigroup Capital XIII	7,200	7.875	+	10/30/2040	195,336

TOTAL PREFERRED STOCK - (Cost - $620,000)					677,224

SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio
TOTAL SHORT-TERM INVESTMENT - (Cost - $552,035)	552,035	0.000	+		552,035

TOTAL INVESTMENTS - 98.7% (Cost - $54,497,567) (b)					$ 54,633,127
OTHER ASSETS LESS LIABILITIES - 1.3%					693,655
NET ASSETS - 100.0%					$ 55,326,782

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of January 31, 2014.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2014.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,498,450 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

				Unrealized Appreciation:	$ 1,087,464
				Unrealized Depreciation:	(952,787)
				Net Unrealized Appreciation:	$ 134,677

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
BONDS & NOTES - 95.9%
AEROSPACE/DEFENSE - 0.6%
Triumph Group, Inc. - 144A	$ 815,000	4.8750%	4/1/2021		$ 796,663

AIRLINES - 0.5%
UAL 2007-1 Pass Through Trust *	674,922	6.6360	7/2/2022		729,759

APPAREL - 1.9%
Jones Group, Inc.	350,000	6.8750	3/15/2019		359,625
Perry Ellis International, Inc.	550,000	7.8750	4/1/2019		589,875
Quiksilver, Inc.	585,000	7.8750	8/1/2018		637,650
Wolverine World Wide, Inc.	1,065,000	6.1250	10/15/2020		1,146,206
					2,733,356
AUTO MANUFACTURERS - 0.5%
Chrysler Group LLC / CG Co-Issuer, Inc.	700,000	8.2500	6/15/2021		788,375

AUTO PARTS & EQUIPMENT - 1.8%
Allison Transmission, Inc. - 144A	400,000	7.1250	5/15/2019		434,000
Pittsburgh Glass Works LLC - 144A	1,350,000	8.0000	11/15/2018		1,456,313
Titan International, Inc. - 144A	695,000	6.8750	10/1/2020		736,700
					2,627,013
BANKS - 3.6%
Ally Financial, Inc.	345,000	4.7500	9/10/2018		361,819
Ally Financial, Inc.	335,000	7.5000	9/15/2020		394,881
Ally Financial, Inc.	800,000	8.0000	3/15/2020		958,000
CIT Group, Inc.	295,000	5.3750	5/15/2020		313,806
CIT Group, Inc. - 144A	750,000	5.5000	2/15/2019		802,500
Synovus Financial Corp.	1,370,000	5.1250	6/15/2017		1,441,925
Synovus Financial Corp.	755,000	7.8750	2/15/2019		855,981
					5,128,912
CHEMICALS - 3.1%
PetroLogistics Finance Corp. - 144A	800,000	6.2500	4/1/2020		810,000
PolyOne Corp.	695,000	7.3750	9/15/2020		767,106
Taminco Global Chemical Corp. - 144A	680,000	9.7500	3/31/2020		771,800
TPC Group, Inc. - 144A	1,585,000	8.7500	12/15/2020		1,711,800
Tronox Finance LLC	385,000	6.3750	8/15/2020		391,738
					4,452,444
COAL - 1.2%
Alpha Natural Resources, Inc.	685,000	9.7500	4/15/2018		724,387
Peabody Energy Corp.	385,000	6.0000	11/15/2018		411,950
Peabody Energy Corp.	540,000	6.2500	11/15/2021		548,100
					1,684,437
COMMERCIAL SERVICES - 4.4%
CoreLogic, Inc.	610,000	7.2500	6/1/2021		656,513
DynCorp International, Inc.	705,000	10.3750	7/1/2017		728,794
Envision Healthcare Corp.	646,000	8.1250	6/1/2019		696,468
The Hertz Corp.	410,000	6.7500	4/15/2019		438,188
Live Nation Entertainment, Inc. - 144A	750,000	7.0000	9/1/2020		817,500
Safway Group Holding LLC - 144A	800,000	7.0000	5/15/2018		848,000
TransUnion LLC	295,000	11.3750	6/15/2018		321,181
United Rentals North America, Inc.	545,000	7.6250	4/15/2022		615,850
United Rentals North America, Inc.	360,000	8.3750	9/15/2020		401,400
United Rentals North America, Inc.	255,000	8.2500	2/1/2021		287,512
WEX, Inc. - 144A	510,000	4.7500	2/1/2023		469,838
					6,281,244

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
COMPUTERS - 0.8%
Stream Global Services, Inc.	$ 330,000	11.2500%	10/1/2014		$ 333,465
SunGard Data Systems, Inc.	710,000	6.6250	11/1/2019		747,275
					1,080,740
COSMETICS/PERSONAL CARE - 0.5%
Revlon Consumer Products Corp. - 144A	760,000	5.7500	2/15/2021		756,200

DISTRIBUTION/WHOLESALE - 1.1%
HD Supply, Inc.	1,270,000	11.0000	4/15/2020		1,514,475

DIVERSIFIED FINANCIAL SERVICES - 4.4%
AerCap Aviation Solutions BV	675,000	6.3750	5/30/2017		739,125
Aircastle Ltd.	1,195,000	6.2500	12/1/2019		1,292,094
Aircastle Ltd.	355,000	6.7500	4/15/2017		398,931
Denali Finance Corp. - 144A	760,000	5.6250	10/15/2020		760,950
E*TRADE Financial Corp.	970,000	6.0000	11/15/2017		1,028,200
E*TRADE Financial Corp.	800,000	6.3750	11/15/2019		864,000
E*TRADE Financial Corp.	280,000	6.7500	6/1/2016		305,900
International Lease Finance Corp.	570,000	6.2500	5/15/2019		621,300
International Lease Finance Corp.	245,000	8.6250	1/15/2022		292,162
					6,302,662
ELECTRIC - 2.8%
AES Corp.	325,000	8.0000	10/15/2017		380,250
Calpine Corp. - 144A	903,000	7.5000	2/15/2021		991,042
GenOn Energy, Inc.	525,000	9.5000	10/15/2018		567,000
NRG Energy, Inc.	505,000	6.2500	7/15/2022		507,525
NRG Energy, Inc.	380,000	7.6250	1/15/2018		429,400
NRG Energy, Inc.	375,000	7.8750	5/15/2021		411,562
NRG Energy, Inc.	715,000	8.2500	9/1/2020		784,712
					4,071,491
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Belden, Inc. - 144A	625,000	5.5000	9/1/2022		612,500

ELECTRONICS - 1.7%
Sanmina Corp. - 144A	930,000	7.0000	5/15/2019		992,775
Viasystems, Inc. - 144A	1,335,000	7.8750	5/1/2019		1,435,125
					2,427,900
ENTERTAINMENT - 3.0%
Ameristar Casinos, Inc.	780,000	7.5000	4/15/2021		849,225
Isle of Capri Casinos, Inc.	715,000	5.8750	3/15/2021		731,088
Palace Entertainment Holdings LLC - 144A	1,140,000	8.8750	4/15/2017		1,182,750
Penn National Gaming, Inc. - 144A	820,000	5.8750	11/1/2021		793,350
Pinnacle Entertainment, Inc.	745,000	7.7500	4/1/2022		812,050
					4,368,463
FOOD - 0.6%
ARAMARK Corp. - 144A	760,000	5.7500	3/15/2020		792,300

GAS - 1.5%
Sabine Pass LNG LP	325,000	6.5000	11/1/2020		341,250
Sabine Pass LNG LP	1,600,000	7.5000	11/30/2016		1,792,000
					2,133,250
HEALTHCARE-PRODUCTS - 2.8%
Alere, Inc.	725,000	7.2500	7/1/2018		797,500
Biomet, Inc.	560,000	6.5000	8/1/2020		599,900
Biomet, Inc.	670,000	6.5000	10/1/2020		698,475
Hologic, Inc.	615,000	6.2500	8/1/2020		644,981

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
HEALTHCARE-PRODUCTS (Continued) - 2.8%
Kinetic Concepts, Inc.	$ 460,000	10.5000%	11/1/2018		$ 531,300
Universal Hospital Services, Inc.	700,000	7.6250	8/15/2020		743,750
					4,015,906
HEALTHCARE-SERVICES - 2.9%
Community Health Systems, Inc.	185,000	5.1250	8/1/2021		186,503
Community Health Systems, Inc.	355,000	6.8750	2/1/2022		364,541
HCA Holdings, Inc.	1,100,000	7.7500	5/15/2021		1,210,000
HealthSouth Corp.	607,000	7.7500	9/15/2022		669,217
ResCare, Inc.	495,000	10.7500	1/15/2019		553,163
Tenet Healthcare Corp. - 144A	400,000	6.0000	10/1/2020		421,750
Tenet Healthcare Corp.	755,000	8.0000	8/1/2020		826,725
					4,231,899
HOLDING COMPANIES-DIVERSIFIED - 0.3%
WaveDivision Escrow Corp. - 144A	360,000	8.1250	9/1/2020		383,400

HOME BUILDERS - 1.0%
Taylor Morrison Communities, Inc. - 144A	830,000	5.2500	4/15/2021		809,250
Taylor Morrison Communities, Inc. - 144A	553,000	7.7500	4/15/2020		608,300
					1,417,550
HOME FURNISHINGS - 0.6%
Tempur Sealy International, Inc.	780,000	6.8750	12/15/2020		857,025

HOUSEHOLD PRODUCTS - 1.3%
Reynolds Group Issuer, Inc.	340,000	5.7500	10/15/2020		349,350
Reynolds Group Issuer, Inc.	550,000	7.8750	8/15/2019		607,750
Spectrum Brands Escrow Corp. - 144A	680,000	6.3750	11/15/2020		725,050
Spectrum Brands, Inc.	190,000	6.7500	3/15/2020		205,200
					1,887,350
HOUSEWARES - 0.5%
Libbey Glass, Inc.	666,000	6.8750	5/15/2020		721,778

INTERNET - 0.4%
CyrusOne Finance Corp.	560,000	6.3750	11/15/2022		581,000

LEISURE TIME - 0.8%
NCL Corp. Ltd. - 144A	1,110,000	5.0000	2/15/2018		1,154,400

LODGING - 2.6%
Boyd Gaming Corp.	795,000	9.1250	12/1/2018		864,562
Felcor Lodging LP	565,000	6.7500	6/1/2019		610,200
Hilton Worldwide Finance Corp. - 144A	645,000	5.6250	10/15/2021		668,784
MGM Resorts International	525,000	5.2500	3/31/2020		526,312
MGM Resorts International	390,000	6.7500	10/1/2020		421,200
MGM Resorts International	600,000	8.6250	2/1/2019		709,500
					3,800,558
MACHINERY-CONSTRUCTION & MINING - 0.4%
Terex Corp.	600,000	6.0000	5/15/2021		625,500

MACHINERY-DIVERSIFIED - 1.1%
Gardner Denver, Inc. - 144A	1,055,000	6.8750	8/15/2021		1,062,913
The Manitowoc Co., Inc.	500,000	5.8750	10/15/2022		517,500
					1,580,413

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
MEDIA - 9.4%
Cequel Communications Holdings I LLC - 144A	$ 855,000	6.3750%	9/15/2020		$ 878,513
Clear Channel Worldwide Holdings, Inc.	1,140,000	7.6250	3/15/2020		1,208,400
Crown Media Holdings, Inc.	375,000	10.5000	7/15/2019		426,563
DISH DBS Corp.	575,000	5.1250	5/1/2020		575,000
DISH DBS Corp.	960,000	7.8750	9/1/2019		1,098,000
Entercom Radio LLC	920,000	10.5000	12/1/2019		1,051,100
Gannett Co., Inc. - 144A	605,000	5.1250	10/15/2019		626,175
Gray Television, Inc. - 144A	665,000	7.5000	10/1/2020		713,212
Harron Communications LP - 144A	700,000	9.1250	4/1/2020		787,500
LIN Television Corp.	1,095,000	6.3750	1/15/2021		1,149,750
LIN Television Corp.	345,000	8.3750	4/15/2018		363,975
Nexstar Broadcasting, Inc. - 144A	685,000	6.8750	11/15/2020		733,806
Sinclair Television Group, Inc. - 144A	560,000	6.3750	11/1/2021		582,400
Sirius XM Holdings, Inc. - 144A	545,000	5.2500	8/15/2022		566,119
Starz LLC	2,060,000	5.0000	9/15/2019		2,129,525
Videotron Ltd.	675,000	5.0000	7/15/2022		664,875
					13,554,913
MINING - 1.9%
FMG Resources August 2006 Pty Ltd. - 144A	975,000	6.8750	4/1/2022		1,056,656
FMG Resources August 2006 Pty Ltd. - 144A	1,075,000	8.2500	11/1/2019		1,187,875
Kaiser Aluminum Corp.	425,000	8.2500	6/1/2020		480,250
					2,724,781
OFFICE/BUSINESS EQUIPMENT - 0.3%
CDW LLC	390,000	8.5000	4/1/2019		429,975

OIL & GAS - 14.2%
Berry Petroleum Co. LLC	480,000	6.7500	11/1/2020		502,800
Bill Barrett Corp.	945,000	7.0000	10/15/2022		989,888
Bill Barrett Corp.	800,000	7.6250	10/1/2019		868,000
Bonanza Creek Energy, Inc.	1,155,000	6.7500	4/15/2021		1,212,750
Chaparral Energy, Inc.	925,000	7.6250	11/15/2022		1,001,313
Chaparral Energy, Inc.	205,000	9.8750	10/1/2020		231,650
Comstock Resources, Inc.	600,000	7.7500	4/1/2019		642,000
Comstock Resources, Inc.	540,000	9.5000	6/15/2020		612,900
Drill Rigs Holdings, Inc. - 144A	810,000	6.5000	10/1/2017		860,625
Energy XXI Bermuda Ltd. - 144A	625,000	3.0000	12/15/2018		600,391
Energy XXI Gulf Coast, Inc. - 144A	715,000	7.5000	12/15/2021		745,387
EPL Oil & Gas, Inc.	1,160,000	8.2500	2/15/2018		1,252,800
Gulfport Energy Corp.	1,495,000	7.7500	11/1/2020		1,614,600
Hercules Offshore, Inc. - 144A	280,000	7.5000	10/1/2021		291,900
Hercules Offshore, Inc. - 144A	1,665,000	10.2500	4/1/2019		1,873,125
Key Energy Services, Inc.	730,000	6.7500	3/1/2021		753,725
Linn Energy LLC	705,000	8.6250	4/15/2020		764,925
Offshore Group Investment Ltd.	555,000	7.5000	11/1/2019		599,400
Pacific Drilling SA - 144A	825,000	5.3750	6/1/2020		827,062
Parker Drilling Co.	700,000	6.7500	7/15/2022		716,625
Resolute Energy Corp.	745,000	8.5000	5/1/2020		782,250
SandRidge Energy, Inc.	1,080,000	7.5000	3/15/2021		1,125,900
Swift Energy Co.	350,000	7.1250	6/1/2017		358,750
W&T Offshore, Inc.	450,000	8.5000	6/15/2019		483,750
Western Refining, Inc.	750,000	6.2500	4/1/2021		766,875
					20,479,391

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
OIL & GAS SERVICES - 1.0%
Basic Energy Services, Inc.	$ 575,000	7.7500%	10/15/2022		$ 605,188
Hornbeck Offshore Services, Inc.	400,000	5.0000	3/1/2021		391,000
Trinidad Drilling Ltd. - 144A	425,000	7.8750	1/15/2019		456,875
					1,453,063
PHARMACEUTICALS - 1.3%
Valeant Pharmaceuticals International - 144A	860,000	6.3750	10/15/2020		922,350
Valeant Pharmaceuticals International - 144A	910,000	6.7500	8/15/2021		975,975
					1,898,325
PIPELINES - 3.2%
El Paso LLC	495,000	7.2500	6/1/2018		568,612
Rockies Express Pipeline LLC - 144A	425,000	5.6250	4/15/2020		383,562
Rockies Express Pipeline LLC - 144A	1,245,000	6.0000	1/15/2019		1,167,188
Rockies Express Pipeline LLC - 144A	610,000	6.8500	7/15/2018		602,375
Rockies Express Pipeline LLC - 144A	210,000	6.8750	4/15/2040		178,500
Sabine Pass Liquefaction LLC - 144A	1,395,000	5.6250	2/1/2021		1,398,487
Sabine Pass Liquefaction LLC - 144A	365,000	5.6250	4/15/2023		348,575
					4,647,299
REAL ESTATE - 0.5%
Realogy Group LLC - 144A	635,000	7.6250	1/15/2020		712,788

REITS - 1.7%
Crown Castle International Corp.	350,000	7.1250	11/1/2019		376,250
iStar Financial, Inc.	1,130,000	7.1250	2/15/2018		1,268,425
RHP Hotel Properties LP- 144A	745,000	5.0000	4/15/2021		735,687
					2,380,362
RETAIL- 0.4%
Burlington Coat Factory Warehouse Corp.	540,000	10.0000	2/15/2019		604,800

SOFTWARE - 2.0%
BMC Software Finance, Inc. - 144A	1,415,000	8.1250	7/15/2021		1,443,300
BMC Software, Inc.	370,000	7.2500	6/1/2018		377,400
MedAssets, Inc.	1,010,000	8.0000	11/15/2018		1,093,325
					2,914,025
TELECOMMUNICATIONS - 10.0%
Cincinnati Bell, Inc.	1,415,000	8.3750	10/15/2020		1,537,044
EarthLink, Inc.	1,250,000	7.3750	6/1/2020		1,281,250
EarthLink, Inc.	720,000	8.8750	5/15/2019		721,800
Frontier Communications Corp.	490,000	8.1250	10/1/2018		559,825
Frontier Communications Corp.	730,000	8.5000	4/15/2020		821,250
Frontier Communications Corp.	855,000	9.2500	7/1/2021		983,250
Intelsat Luxembourg SA	1,375,000	7.7500	6/1/2021		1,479,844
Intelsat Luxembourg SA	315,000	8.1250	6/1/2023		342,169
Level 3 Financing, Inc.	805,000	8.1250	7/1/2019		889,525
Level 3 Financing, Inc.	700,000	8.6250	7/15/2020		785,750
SBA Communications Corp.	1,555,000	5.6250	10/1/2019		1,611,369
Sprint Communications, Inc.	825,000	7.0000	8/15/2020		893,062
Sprint Communications, Inc. - 144A	110,000	9.0000	11/15/2018		133,100
Sprint Communications, Inc.	1,175,000	11.5000	11/15/2021		1,545,125
Virgin Media Secured Finance PLC - 144A	375,000	5.3750	4/15/2021		377,812
Windstream Corp.	350,000	7.7500	10/15/2020		372,750
					14,334,925

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
TRANSPORTATION - 0.9%
Florida East Coast Railway Corp.	$ 1,190,000	8.1250%	2/1/2017		$ 1,243,253

TOTAL BONDS & NOTES (Cost - $133,834,495)					137,916,863
	Shares
SHORT-TERM INVESTMENT - 1.3%
MONEY MARKET FUND - 1.3%
First American Government Obligations Fund	1,846,748	0.01%+			1,846,748
TOTAL SHORT-TERM INVESTMENT (Cost - $ 1,846,748)

TOTAL INVESTMENTS - 97.2% (Cost - $ 135,681,243)					$ 139,763,611
OTHER ASSETS LESS LIABILITIES - 2.8%					3,961,305
NET ASSETS - 100.0%					$ 143,724,916

+ Variable rate security. Interest rate is as of January 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $135,681,243 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation	$ 4,481,938
				Unrealized Depreciation	(399,570)
			Net Unrealized Appreciation		$ 4,082,368

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Loss Averse Equity Income Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 67.1%
BANKS - 1.2%			REITS - 18.4% (Continued)
JPMorgan Chase & Co.	2,000	$ 110,720	Franklin Street Properties Corp.	9,000	$ 107,910
			Gladstone Commercial Corp.	2,000	37,300
DIVERSIFIED FINANCIAL SERVICES - 3.1%			HCP, Inc.	2,900	113,535
Medley Capital Corp.	21,500	296,485	Hospitality Properties Trust	4,600	118,220
			Independence Realty Trust, Inc.	14,000	114,800
FOOD - 3.8%			Silver Bay Realty Trust Corp.	488	7,744
ConAgra Foods, Inc.	5,200	165,308	Two Harbors Investment Corp.	40,000	393,200
Kellogg Co.	1,700	98,566	Whitestone REIT	15,024	205,078
Safeway, Inc.	3,000	93,720			1,739,092
		357,594	RETAIL - 1.3%
INVESTMENT COMPANIES - 15.4%			Einstein Noah Restaurant Group, Inc.	8,000	122,080
Apollo Investment Corp.	37,600	317,344
BlackRock Kelso Capital Corp.	12,000	111,480	SEMICONDUCTORS - 5.2%
Fifth Street Finance Corp.	30,700	288,887	Cypress Semiconductor Corp.	15,500	155,620
PennantPark Investment Corp.	10,500	118,860	Intel Corp.	4,500	110,430
Prospect Capital Corp.	29,000	315,230	Marvell Technology Group Ltd.	7,500	111,975
TICC Capital Corp.	30,000	304,500	Maxim Integrated Products, Inc.	3,700	111962
		1,456,301			489,987
MACHINERY DIVERSIFIED - 2.1%			TELECOMMUNICATIONS - 7.7%
Deere & Co.	2,300	197,708	AT&T, Inc.	8,500	283,220
			CenturyLink, Inc.	3,500	101,010
MINING - 1.0%			Cisco Systems, Inc.	3,000	65,730
Newmont Mining Corp.	4,500	97,200	Telefonaktiebolaget LM Ericsson	8,500	104,465
			Telefonica Brasil SA - ADR	6,000	114,000
MISCELLANEOUS MANUFACTURING - 1.1%			Telefonica SA - ADR	4,000	61,440
General Electric Co.	4,000	100,520			729,865

OIL & GAS - 4.6%			TOTAL COMMON STOCK (Cost - $6,279,467)		6,344,914
Enduro Royalty Trust	9,000	124,110
Pengrowth Energy Corp.	22,000	142,120	EXCHANGE TRADED FUNDS - 24.4%
Transocean Ltd.	3,900	168,792	DEBT FUNDS - 4.4%
		435,022	ProShares UltraShort 20+ Year Treasury *	6,000	419,580
PHARMACEUTICALS - 2.2%
Merck & Co., Inc.	2,000	105,940	EQUITY FUNDS - 20.0%
Pfizer, Inc.	35,000	106,400	Alerian MLP ETF	9,500	169,100
		212,340	Energy Select Sector SPDR Fund	5,650	471,097
REITS - 18.4%			iShares Mortgage Real Estate Capped ETF	18,000	219,420
American Capital Mortgage Investment Corp.	8,000	156,400	ProShares UltraPro Short S&P 500 *	9,500	633,080
American Realty Capital Properties, Inc.	9,000	124,560	ProShares UltraPro ShortQQQ *	4,875	301,958
Campus Crest Communities, Inc.	11,500	101,545	SPDR S&P International Dividend ETF	2,000	90,100
CYS Investments, Inc.	22,500	178,200			1,884,755
Dynex Capital, Inc.	10,000	80,600
			TOTAL EXCHANGE TRADED FUNDS (Cost - $2,407,278)		2,304,335

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Loss Averse Equity Income Fund
January 31, 2014

		Value
TOTAL INVESTMENTS - 91.5% (Cost - $8,686,745) (a)		$ 8,649,249
OTHER ASSETS LESS LIABILITIES - 8.5%		802,487
NET ASSETS - 100.0%		$ 9,451,736

* Non-income producing security.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,842,768 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
	Unrealized Appreciation:	$ 334,429
	Unrealized Depreciation:	(527,948)
	Net Unrealized Depreciation:	$ (193,519)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2014

Security			Shares	Value
COMMON STOCK - 44.9%
AEROSPACE/DEFENSE - 0.5%
Boeing Co.			880	$ 110,229

AGRICULTURE - 1.2%
Lorillard, Inc.			3,720	183,098
Philip Morris International, Inc.			1,355	105,880
				288,978
BANKS - 6.5%
Citigroup, Inc.			6,500	308,295
First Republic Bank			2,400	116,472
The Goldman Sachs Group, Inc.			870	142,784
JPMorgan Chase & Co.			9,550	528,688
Wells Fargo & Co.			10,400	471,536
				1,567,775
BEVERAGES - 2.0%
The Coca-Cola Co.			12,537	474,149

BIOTECHNOLOGY - 0.9%
Celgene Corp. *			1,450	220,299

COMMERCIAL SERVICES - 1.9%
Mastercard, Inc.- Class A			6,000	454,080

COMPUTERS - 4.6%
Accenture PLC - Class A			3,120	249,226
Apple, Inc.			1,700	851,020
				1,100,246
DIVERSIFIED FINANCIAL SERVICES - 2.4%
Franklin Resources, Inc.			6,550	340,666
T Rowe Price Group, Inc.			3,200	251,008
				591,674
FOOD - 0.8%
Mondelez International, Inc. - Class A			5,700	186,675

HEALTHCARE-PRODUCTS - 0.5%
Zimmer Holding,s Inc.			1,250	117,462

INSURANCE - 0.7%
American International Group, Inc.			3,500	167,860

INTERNET - 4.0%
Amazon.com, Inc. *			1,500	538,035
eBay, Inc. *			8,000	425,600
				963,635
MISCELLANEOUS MANUFACTURING - 3.5%
Dover Corp.			4,300	372,208
Eaton Corp. PLC			6,500	475,085
				847,293

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2014

Security			Shares	Value
OIL & GAS - 2.6%
Anadarko Petroleum Corp.			1,300	$ 104,897
Antero Resources Corp. *			183	10,749
Continental Resources, Inc. *			1,150	126,730
EOG Resources, Inc.			1,040	171,850
Occidental Petroleum Corp.			2,400	210,168
				624,394
OIL & GAS SERVICES - 2.4%
National Oilwell Varco, Inc.			3,000	225,030
Schlumberger Ltd.			4,130	361,664
				586,694
PHARMACEUTICALS - 2.9%
Johnson & Johnson			6,200	548,514
Merck & Co., Inc.			2,600	137,722
				686,236
RETAIL - 3.1%
Costco Wholesale Corp.			1,500	168,540
The Home Depot, Inc.			3,600	276,660
PVH Corp.			950	114,827
Walgreen Co.			3,100	177,785
				737,812
SEMICONDUCTORS - 1.2%
QUALCOMM, Inc.			3,950	293,168

SOFTWARE - 1.6%
Oracle Corp.			7,000	258,300
VMWare, Inc.- Class A *			1,250	112,675
				370,975
TRANSPORTATION - 1.6%
Union Pacific Corp.			1,500	261,360
United Parcel Service, Inc. - Class B			1,260	119,990
				381,350

TOTAL COMMON STOCK (Cost - $8,817,902)				10,770,984
	Principal	Interest	Maturity
CONVERTIBLE BONDS - 42.0%	Amount	Rate	Date
APPAREL - 1.5%
Iconix Brand Group, Inc. - 144A	$ 280,000	1.5000%	3/15/2018	365,750

BIOTECHNOLOGY - 6.4%
Cubist Pharmaceuticals, Inc. - 144A	150,000	1.1250	9/1/2018	177,281
Cubist Pharmaceuticals, Inc. - 144A	75,000	1.8750	9/1/2020	88,828
Gilead Sciences, Inc.	90,000	1.6250	5/1/2016	318,938
Illumina, Inc. - 144A	375,000	0.2500	3/15/2016	690,000
The Medicines Co.	190,000	1.3750	6/1/2017	264,813
				1,539,860
BUILDING MATERIALS - 0.5%
Cemex SAB de CV	100,000	0.0488	3/15/2015	120,938

COMPUTERS - 2.0%
SanDisk Corp. - 144A	485,000	0.5000	10/15/2020	486,819

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANCIAL SERVICES - 1.6%
Air Lease Corp.	$ 90,000	3.8750%	12/1/2018	$ 124,031
FXCM, Inc. - 144A	65,000	2.2500	6/15/2018	72,150
Portfolio Recovery Associates, Inc. - 144A	66,000	3.0000	8/1/2020	71,569
Walter Investment Management Corp.	125,000	4.5000	11/1/2019	121,484
				389,234
HEALTHCARE-PRODUCTS - 1.7%
Hologic, Inc.	200,000	2.0000	12/15/2037	228,125
Insulet Corp.	110,000	3.7500	6/15/2016	183,150
				411,275
HEALTHCARE-SERVICES - 1.9%
Molina Healthcare, Inc. - 144A	180,000	1.1250	1/15/2020	195,638
WellPoint, Inc.	200,000	2.7500	10/15/2042	260,875
				456,513
HOLDING COMPANIES-DIVERSIFIED - 0.5%
Leucadia National Corp.	85,000	3.7500	4/15/2014	109,438

HOME BUILDERS - 0.5%
The Ryland Group, Inc.	80,000	1.6250	5/15/2018	125,400

HOUSEHOLD PRODUCTS/WARES - 0.9%
Jarden Corp.	157,000	1.8750	9/15/2018	219,996

INSURANCE - 0.5%
MGIC Investment Corp.	55,000	5.0000	5/1/2017	63,730
MGIC Investment Corp.	45,000	2.0000	4/1/2020	63,000
				126,730
INTERNET - 2.6%
Move, Inc. - 144A	46,000	2.7500	9/1/2018	48,444
Priceline.com, Inc.	330,000	1.0000	3/15/2018	454,781
SINA Corp - 144A	120,000	1.0000	12/1/2018	112,050
				615,275
INVESTMENT COMPANIES - 1.4%
Ares Capital Corp.	310,000	5.7500	2/1/2016	336,738

IRON/STEEL - 0.4%
Steel Dynamics, Inc.	100,000	0.0513	6/15/2014	106,563

LODGING - 1.8%
MGM Resorts International	300,000	4.2500	4/15/2015	421,688

MACHINERY-DIVERSIFIED - 0.5%
AGCO Corp.	91,000	1.2500	12/15/2036	120,062

MEDIA - 1.6%
Liberty Interactive LLC - 144A	250,000	0.7500	3/30/2043	301,563
Liberty Media Corp. - 144A	88,000	1.3750	10/15/2023	81,950
				383,513
METAL FABRICATE/HARDWARE - 0.5%
RTI International Metals, Inc.	125,000	1.6250	10/15/2019	128,047

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MISCELLANEOUS MANUFACTURING - 1.2%
Trinity Industries, Inc.	$ 200,000	3.8750%	6/1/2036	$ 275,874

OIL & GAS SERVICES - 0.8%
Helix Energy Solutions Group, Inc.	175,000	3.2500	3/15/2032	198,406

PHARMACEUTICALS - 3.0%
BioMarin Pharmaceutical, Inc.	75,000	0.7500	10/15/2018	80,391
BioMarin Pharmaceutical, Inc.	68,000	1.5000	10/15/2020	74,120
Salix Pharmaceuticals Ltd.	325,000	1.5000	3/15/2019	522,438
Vivus, Inc. - 144A	60,000	4.5000	5/1/2020	47,062
				724,011
SEMICONDUCTORS - 1.6%
Lam Research Corp.	190,000	1.2500	5/15/2018	226,338
Micron Technology, Inc.	95,000	1.8750	6/1/2014	153,544
				379,882
SOFTWARE - 7.2%
Concur Technologies, Inc. - 144A	140,000	0.5000	6/15/2018	181,125
Cornerstone OnDemand, Inc. - 144A	60,000	1.5000	7/1/2018	75,788
Electronic Arts, Inc.	371,000	0.7500	7/15/2016	416,679
Medidata Solutions, Inc. - 144A	130,000	1.0000	8/1/2018	171,194
NetSuite, Inc. - 144A	140,000	0.2500	6/1/2018	157,675
Proofpoint, Inc. - 144A	45,000	1.2500	12/15/2018	55,997
Salesforce.com, Inc. - 144A	125,000	0.2500	4/1/2018	143,516
ServiceNow, Inc. - 144A	175,000		11/1/2018	190,531
Take-Two Interactive Software, Inc.	155,000	1.7500	12/1/2016	187,647
Workday, Inc. - Class A - 144A	90,000	0.7500	7/15/2018	111,994
Workday, Inc. - Class A - 144A	30,000	1.5000	7/15/2020	38,380
				1,730,526
TELECOMMUNICATIONS - 1.4%
Finisar Corp. - 144A	60,000	0.5000	12/15/2033	63,525
Infinera Corp. - 144A	50,000	1.7500	6/1/2018	53,043
Ixia	87,000	3.0000	12/15/2015	92,002
JDS Uniphase Corp. - 144A	120,000	0.6250	8/15/2033	121,425
				329,995

TOTAL CONVERTIBLE BONDS (Cost - $8,680,481)				10,102,533
			Dividend
PREFERRED STOCK - 10.2%		Shares	Rate
AEROSPACE/DEFENSE - 2.9%
United Technologies Corp.		10,825	7.500%	697,455

DIVERSIFIED FINANCIAL SERVICES - 1.4%
AMG Capital Trust II		5,500	5.1500	331,719

ELECTRIC - 1.0%
NextEra Energy, Inc.		4,100	5.8890	245,098

INSURANCE - 1.5%
MetLife, Inc.		12,500	5.0000	364,375

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2014
			Dividend
Security		Shares	Rate	Value
OIL & GAS - 1.9%
Chesapeake Energy Corp. - 144A		195	5.750%	$ 224,128
Chesapeake Energy Corp. - 144A		195	5.7500	221,203
				445,331
TELECOMMUNICATIONS - 0.5%
Crown Castle International Corp.		1,200	4.5000	117,708

TRANSPORTATION - 1.0%
Genesee & Wyoming, Inc.		1,900	5.0000	230,945

TOTAL PREFERRED STOCK (Cost - $2,055,785)				2,432,631

SHORT-TERM INVESTMENT - 3.4%			Interest
MONEY MARKET FUND - 3.4%			Rate
Fidelity Institutional Money Market Fund - Prime Money Market Portfolio		815,688	0.01%+	815,688
TOTAL SHORT-TERM INVESTMENT (Cost - $815,688)

TOTAL INVESTMENTS - 100.5% (Cost - $20,369,856)				$ 24,121,836
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %				(130,655)
TOTAL NET ASSETS - 100.0%				$ 23,991,181

* Non-income producing security.
+ Variable rate security. Interest rate is as of January 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,460,843 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation	$ 3,934,341
			Unrealized Depreciation	(273,348)
			Net Unrealized Appreciation	$ 3,660,993

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
January 31, 2014

Security	Shares	Value
EXCHANGE TRADED FUNDS - 71.8%
COMMODITY - 1.0%
PowerShares DB Gold Short ETN *	17,400	$ 264,306

EMERGING MARKET-EQUITY - 3.9%
ProShares Short MSCI Emerging Markets *	36,100	1,034,265

EQUITY - 9.2%
Industrial Select Sector SPDR Fund	48,700	2,436,461

FINANCIAL SERVICES - 10.3%
Financial Select Sector SPDR Fund	71,400	1,503,684
iShares MSCI Europe Financials ETF	50,600	1,223,508
		2,727,192
GOVERNMENT/AGENCY - 3.9%
iShares 20+ Year Treasury Bond ETF	9,600	1,039,488

HEALTH & BIOTECHNOLOGY - 5.0%
Health Care Select Sector SPDR Fund	23,500	1,315,060

MID CAP - 6.8%
SPDR S&P MidCap 400 ETF Trust	7,500	1,790,850

SMALL CAP - 6.6%
iShares Russell 2000 ETF	15,600	1,749,696

REAL ESTATE - 9.7%
SPDR S&P Homebuilders ETF	79,900	2,522,443

TECHNOLOGY - 15.4%
Powershares QQQ Trust Series 1	22,900	1,975,583
Technology Select Sector SPDR Fund	60,200	2,096,164
		4,071,747

TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,177,093)		18,951,508

SHORT-TERM INVESTMENT - 26.4%
MONEY MARKET FUND - 26.4%
Invesco STIT-Treasury Portfolio - 0.02% +	6,986,740	6,986,740
(Cost - $6,986,740) (a)

TOTAL INVESTMENTS - 98.2% (Cost - $26,163,833) (a)		$ 25,938,248
OTHER ASSETS LESS LIABILITIES - 1.8%		464,117
NET ASSETS - 100.0%		$ 26,402,365

ETN - Exchange Traded Note
ETF - Exchange Traded Fund
* Non income producing security.
+ Variable rate security. Interest rate is as of January 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,364,831 and differs from market value by net unrealized  appreciation (depreciation) on securities as follow:

	Unrealized Appreciation:	$ 8,951
	Unrealized Depreciation:	(1,435,534)
	Net Unrealized Depreciation:	$ (1,426,583)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.0%

AEROSPACE/DEFENSE - 2.5%			MISCELLANEOUS MANUFACTURING - 7.0%
United Technologies Corp.	10,116	$ 1,153,426	Dover Corp.	15,600	$ 1,350,336
			General Electric Co.	76,427	1,920,611
AGRICULTURE - 1.3%					3,270,947
Philip Morris International, Inc.	7,995	624,729	OIL & GAS - 11.8%
			Apache Corp.	10,232	821,220
AUTO PARTS & EQUIPMENT - 1.9%			Chevron Corp.	13,500	1,507,005
BorgWarner, Inc.	16,900	907,530	ConocoPhillips	13,396	870,070
			Hess Corp.	16,700	1,260,683
BANKS - 13.5%			Occidental Petroleum Corp.	11,900	1,042,083
Bank of New York Mellon Corp.	26,800	856,528			5,501,061
Goldman Sachs Group, Inc.	5,300	869,836	OIL & GAS SERVICES - 2.0%
JPMorgan Chase & Co.	34,202	1,893,423	Halliburton Co.	19,300	945,893
US Bancorp	19,507	775,013
Wells Fargo & Co.	42,500	1,926,950	PHARMACEUTICALS - 9.7%
		6,321,750	Abbott Laboratories	22,800	835,848
COMPUTERS - 5.2%			Actavis PLC *	5,480	1,035,610
Apple, Inc.	2,300	1,151,380	AmerisourceBergen Corp.	24,700	1,660,334
EMC Corp.	28,200	683,568	Express Scripts Holding Co. *	13,100	978,439
SanDisk Corp.	8,700	605,085			4,510,231
		2,440,033	RETAIL - 3.8%
COSMETICS/PERSONAL CARE - 1.7%			Kohl's Corp.	10,000	506,300
Procter & Gamble Co.	10,200	781,524	Wal-Mart Stores, Inc.	17,000	1,269,560
					1,775,860
DIVERSIFIED FINANCIAL SERVICES - 2.9%			SEMICONDUCTORS - 2.3%
American Express Co.	15,800	1,343,316	Intel Corp.	44,528	1,092,717

ELECTRIC - 4.2%			SOFTWARE - 3.6%
NextEra Energy, Inc.	12,636	1,161,628	Microsoft Corp.	23,800	900,830
Public Service Enterprise Group, Inc.	23,800	793,492	Oracle Corp.	20,700	763,830
		1,955,120			1,664,660
ELECTRONICS - 4.4%			TELECOMMUNICATIONS - 3.5%
Agilent Technologies, Inc.	14,600	848,990	AT&T, Inc.	25,045	834,499
Honeywell International, Inc.	13,172	1,201,682	Cisco Systems, Inc.	36,000	788,760
		2,050,672			1,623,259
HEALTHCARE-PRODUCTS - 2.4%
Baxter International, Inc.	16,300	1,113,290	TOTAL COMMON STOCK (Cost - $28,692,785)		45,771,215

INSURANCE - 3.9%			SHORT-TERM INVESTMENT - 2.0%
Allstate Corp.	16,332	836,199	MONEY MARKET FUND - 2.0%
American International Group, Inc.	20,900	1,002,364	AIM Short Term Investment Trust Prime Portfolio, Institutional Class 0.02% +	925,269	925,269
		1,838,563	(Cost - $925,269)
INTERNET - 2.1%
eBay, Inc. *	18,100	962,920
			TOTAL INVESTMENTS - 100.0% (Cost - $29,618,054) (a)		$ 46,696,484
MACHINERY-DIVERSIFIED - 1.8%			OTHER ASSETS LESS LIABILITIES - 0.0%		20,888
Deere & Co.	9,900	851,004	NET ASSETS - 100.0%		$ 46,717,372

MEDIA - 4.5%			+ Variable rate security - interest rate is as January 31, 2014.
CBS Corp. - Class B	15,900	933,648	* Non Income producing security.
Time Warner Cable, Inc.	8,700	1,159,449

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,427,541 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

		2,093,097
MINING - 2.0%				Unrealized Appreciation:	$ 16,416,298
Freeport-McMoRan Copper & Gold, Inc.	29,300	949,613		Unrealized Depreciation:	(147,355)
				Net Unrealized Appreciation:	$ 16,268,943

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Income Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.8%
AGRICULTURE - 4.8%			REITS - 2.3%
Altria Group, Inc.	1,900	$ 66,918	Highwoods Properties, Inc.	1,000	$ 37,140
Lorillard, Inc.	1,200	59,064	Lexington Realty Trust	2,000	21,620
Philip Morris International, Inc.	600	46,884	Mack-Cali Realty Corp.	1,000	20,230
Reynolds American, Inc.	1,700	82,450	Universal Health Realty Income Trust	1,000	42,400
		255,316			121,390
BANKS - 0.9%			SEMICONDUCTORS - 8.9%
Deutsche Bank AG	1,000	48,180	Intel Corp.	10,000	245,400

			Microchip Technology, Inc.	5,000	224,300
COMMERCIAL SERVICES - 3.1%					469,700
Macquarie Infrastructure Co. LLC	3,000	165,750	TELECOMMUNICATIONS - 20.4%
			AT&T, Inc.	3,000	99,960
ELECTRIC - 4.8%			CenturyLink ,Inc.	2,200	63,492
Dominion Resources, Inc.	1,000	67,910	China Mobile Ltd.	3,000	143,550
Exelon Corp.	1,000	29,000	Cisco Systems, Inc.	6,000	131,460
MDU Resources Group, Inc.	2,000	64,080	Deutsche Telekom AG - ADR	15,000	242,550
NextEra Energy Inc.	1,000	91,930	Frontier Communications Corp.	15,000	70,500
		252,920	Telefonica S.A. - ADR	10,000	153,600
ENERGY MANAGEMENT COMPANIES - 8.0%			Verizon Communications, Inc.	2,000	96,040
Kinder Morgan, Inc.	2,000	68,020	Windstream Holding Corp.	10,000	74,800
ONEOK, Inc.	3,000	205,470			1,075,952

TransCanada Corp.	2,000	86,880	TRANSPORTATION - 3.0%
Williams Cos, Inc.	1,600	64,784	Golar LNG Ltd.	2,000	71,020

		425,154	Martin Midstream Partners LP	2,000	86,840
GAS - 6.2%					157,860
Atmos Energy Corp.	2,000	96,020

National Grid PLC - ADR	2,000	129,560	TOTAL COMMON STOCK (Cost - $4,797,700)	4,945,196
NiSource, Inc.	2,900	99,673

		325,253	EXCHANGE TRADED FUND - 2.0%
IRON/STEEL - 5.6%			DEBT FUND - 2.0%
Cliffs Natural Resources, Inc.	10,000	193,200	Pimco Total Return ETF	1,000
Mesabi Trust	5,000	100,450	(Cost $105,992)		106,280

		293,650
OIL & GAS - 3.8%			SHORT-TERM INVESTMENTS - 6.1%
ConocoPhillips	1,000	64,950	MONEY MARKET FUND - 6.1%
Crestwood Equity Partners LP	2,000	26,040	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.07% +	322,705
Seadrill Ltd.	3,000	107,130	(Cost $322,705)		322,705

		198,120
PIPELINES - 22.0%			TOTAL INVESTMENTS - 101.9% (Cost - $5,226,397) (a)	$ 5,374,181
Atlas Pipeline Partners LP	2,000	66,860	LIABILITIES LESS OTHER ASSETS - (1.9) %	(100,414)
Boardwalk Pipeline Partners LP	900	22,158	NET ASSETS - 100.0%	$ 5,273,767
Buckeye Partners LP	1,000	72,990

Crestwood Midstream Partners LP	2,000	46,200	ADR - American Depositary Receipt
DCP Midstream Partners LP	1,000	50,230	REIT - Real Estate Investment Trust
El Paso Pipeline Partners LP	1,500	49,215	+ Variable rate security. Interest rate is as of January 31, 2014.
Enbridge Energy Partners LP	1,000	29,380	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
Enbridge, Inc.	2,000	83,980	purposes is $5,226,825 and differs from market value by net unrealized
Energy Transfer Partners LP	1,000	55,510	appreciation (depreciation) on securities as follows:
Enterprise Products Partners LP	1,000	66,380		Unrealized Appreciation:	$ 420,860
Kinder Morgan Energy Partners LP	1,000	79,480		Unrealized Depreciation:	(273,504)
Magellan Midstream Partners LP	1,000	66,460		Net Unrealized Appreciation:	$ 147,356
ONEOK Partners LP	2,000	103,660

Pembina Pipeline Corp.	2,000	68,600

Plains All American Pipeline LP	1,200	60,588
Regency Energy Partners LP	2,000	54,860

Sunoco Logistics Partners LP	1,000	78,580
TC Pipelines LP	500	23,260

Targa Resources Partners LP	1,000	52,510
Williams Partners LP	500	25,050

1,155,951

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.4%
AEROSPACE/DEFENSE - 8.2%			OIL & GAS - 5.0%
The Boeing Co.	5,898	$ 738,784	Exxon Mobil Corp.	8,014	$ 738,570
TransDigm Group, Inc.	6,213	1,037,757	Occidental Petroleum Corp.	11,018	964,846
United Technologies Corp.	9,155	1,043,853			1,703,416
		2,820,394	OIL & GAS SERVICES - 2.2%
APPAREL - 1.5%			Schlumberger Ltd.	8,564	749,949
NIKE, Inc. - Class B	7,153	521,096
			PHARMACEUTICALS - 4.4%
BEVERAGES - 5.1%			Allergan, Inc.	9,079	1,040,453
Anheuser-Busch InBev NV - ADR	8,355	801,161	Johnson & Johnson	5,184	458,628
PepsiCo, Inc.	11,590	931,372			1,499,081
		1,732,533	REITS - 5.0%
CHEMICALS - 4.1%			American Tower Corp.	21,150	1,710,612
Ecolab, Inc.	6,855	689,202
Praxair, Inc.	5,680	708,410	RETAIL - 1.4%
		1,397,612	Starbucks Corp.	6,692	475,935
COMPUTERS - 5.4%
Apple, Inc.	2,761	1,382,157	SEMICONDUCTORS - 5.4%
EMC Corp.	20,739	502,713	Analog Devices, Inc.	17,795	858,965
		1,884,870	QUALCOMM, Inc.	13,337	989,872
COSMETICS/PERSONAL CARE - 2.2%					1,848,837
The Procter & Gamble Co.	9,607	736,088	SOFTWARE - 6.5%
			Intuit, Inc.	10,472	767,074
DIVERSIFIED FINANCIAL SERVICES - 1.8%			Oracle Corp.	39,469	1,456,406
Visa, Inc. - Class A	2,858	615,699			2,223,480
			TRANSPORTATION - 1.9%
ELECTRONICS - 7.6%			Union Pacific Corp.	3,737	651,136
Honeywell International, Inc.	13,957	1,273,297
Sensata Technologies Holding NV *	18,398	688,821	TOTAL COMMON STOCK		32,981,222
Thermo Fisher Scientific, Inc.	5,639	649,274	(Cost - $23,292,580)
		2,611,392
FOOD - 3.0%			SHORT-TERM INVESTMENT - 2.2%
Mondelez International, Inc. - Class A	31,138	1,019,770	MONEY MARKET FUND - 2.2%
			Fidelity Institutional	753,076	753,076
HEALTHCARE-PRODUCTS - 5.3%			Money Market Portfolio - 0.04% +
Baxter International, Inc.	6,333	432,544	TOTAL SHORT-TERM INVESTMENT
Covidien PLC	9,987	681,513	(Cost - $ 753,076)
St Jude Medical, Inc.	11,770	714,792
		1,828,849	TOTAL INVESTMENTS - 98.6%		$ 33,734,298
INSURANCE - 7.1%			(Cost - $24,045,656)
Berkshire Hathaway, Inc. - Class B *	12,872	1,436,515	OTHER ASSETS LESS LIABILITIES - 1.4%		490,283
Markel Corp. *	1,813	977,461	NET ASSETS - 100.0%		$ 34,224,581
		2,413,976
INTERNET - 2.6%			* Non-Income producing security.
Google, Inc. - Class A *	747	882,185	+ Variable rate security. Interest rate is as of Janaury 31, 2014.
			ADR - American Depositary Receipt.
MEDIA - 10.7%			REITS - Real Estate Investment Trusts.
Comcast Corp. - Class A	23,934	1,252,945
Liberty Global PLC *	8,970	711,590
Twenty-First Century Fox, Inc. - Class A	26,600	846,412
The Walt Disney Co.	11,615	843,365
		3,654,312

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund (Continued)
January 31, 2014

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,115,856 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation	$ 9,643,312
				Unrealized Depreciation	(24,870)
				Net Unrealized Appreciation	$ 9,618,442

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.9%
AEROSPACE/DEFENSE - 6.2%			LODGING - 3.2%
BE Aerospace, Inc. *	7,382	$ 586,648	Las Vegas Sands Corp.	5,655	$ 432,721
TransDigm Group, Inc.	1,461	244,031
		830,679	MACHINERY-DIVERSIFIED - 3.4%
APPAREL - 5.8%			Cummins, Inc.	2,395	304,116
Michael Kors Holdings Ltd. *	5,112	408,602	The Middleby Corp. *	589	145,236
Under Armour, Inc. - Class A *	3,328	359,790			449,352
		768,392	METAL FABRICATE/HARDWARE - 3.3%
BIOTECHNOLOGY - 9.8%			Precision Castparts Corp.	1,725	439,444
Alexion Pharmaceuticals, Inc. *	1,461	231,905
Celgene Corp. *	2,004	304,468	OIL & GAS - 1.2%
Gilead Sciences, Inc. *	6,501	524,306	Cabot Oil & Gas Corp. - Class A	4,067	162,599
Regeneron Pharmaceuticals, Inc. *	866	249,919
		1,310,598	PHARMACEUTICALS - 2.3%
CHEMICALS - 2.0%			Pharmacyclics, Inc. *	2,355	313,380
Monsanto Co.	2,506	267,014
			RETAIL - 8.8%
COMMERCIAL SERVICES - 4.4%			Chipotle Mexican Grill, Inc. - Class A *	626	345,526
MasterCard, Inc. - Class A	7,750	586,520	Dunkin' Brands Group, Inc.	3,585	166,810
			Starbucks Corp.	6,521	463,774
COMPUTERS - 3.7%			Ulta Salon Cosmetics & Fragrance, Inc. *	2,349	201,333
Apple, Inc.	992	496,595			1,177,443
			SEMICONDUCTORS - 2.5%
DIVERSIFIED FINANCIAL SERVICES - 3.9%			ARM Holdings PLC - ADR	7,289	335,804
Visa, Inc. - Class A	2,395	515,955
			SOFTWARE - 6.0%
FOOD - 2.2%			Salesforce.com, Inc. *	8,558	518,016
Whole Foods Market, Inc.	5,740	299,972	Workday, Inc. - Class A *	3,201	286,618
					804,634
HEALTHCARE-PRODUCTS - 1.9%			TOTAL COMMON STOCK
Intuitive Surgical, Inc. *	602	245,362	(Cost - $9,262,106)		13,350,451

INTERNET - 29.3%			TOTAL INVESTMENTS - 99.9%		$ 13,350,451
Amazon.com, Inc. *	1,891	678,283	(Cost - $9,262,106)
eBay, Inc. *	5,740	305,368	OTHER ASSETS LESS LIABILITIES - 0.1%		16,588
Facebook, Inc.- Class A *	12,283	768,546	NET ASSETS - 100.0%		$ 13,367,039
LinkedIn Corp.- Class A *	3,195	687,596
Priceline.com, Inc. *	602	689,224	* Non-Income producing security.
Splunk, Inc. *	4,848	373,441	ADR - American Depositary Receipt.
TripAdvisor, Inc. *	1,694	130,760	REIT- Real Estate Investment Trust.
Twitter, Inc. *	4,353	280,769
		3,913,987

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,352,091 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation	$ 4,098,144
				Unrealized Depreciation	(99,784)
				Net Unrealized Appreciation	$ 3,998,360

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 2.8%			OFFICE PROPERTY - 13.7%
HEALTHCARE-SERVICES - 1.2%			Alexandria Real Estate Equitie	6,230	$ 436,910
Capital Senior Living Corp. *	22,020	$ 494,789	Boston Properties, Inc.	13,000	1,405,170
			Douglas Emmett, Inc.	53,990	1,372,966
LODGING - 1.6%			Highwoods Properties, Inc.	31,330	1,163,596
Marriott International, Inc.	13,280	654,704	Kilroy Realty Corp.	22,373	1,181,294
					5,559,936
TOTAL COMMON STOCK (Cost - $1,078,959)		1,149,493	REGIONAL MALLS - 17.6%
			General Growth Properties, Inc.	104,501	2,104,650
REITS - 95.7%			Simon Property Group, Inc.	27,931	4,324,836
APARTMENTS - 11.1%			Tanger Factory Outlet Centers	22,010	734,694
Associated Estates Realty Corp.	12,010	191,800			7,164,180
AvalonBay Communities, Inc.	6,460	797,810	SHOPPING CENTERS - 10.7%
BRE Properties, Inc.	20,970	1,239,327	Acadia Realty Trust	36,888	938,800
Camden Property Trust	13,390	827,770	DDR Corp.	20,590	322,645
Equity Residential	25,970	1,438,219	Kimco Realty Corp.	59,890	1,252,300
		4,494,926	Ramco-Gershenson Properties Trust	34,830	556,235
DIVERSIFIED - 9.8%			Regency Centers Corp.	26,240	1,263,194
Cousins Properties, Inc.	37,130	399,148			4,333,174
Lexington Realty Trust	49,980	540,284	STORAGE - 3.4%
Liberty Property Trust	22,940	835,016	CubeSmart	33,230	547,630
STAG Industrial, Inc.	40,865	876,963	Extra Space Storage, Inc.	18,450	842,427
Vornado Realty Trust	14,280	1,311,332			1,390,057
		3,962,743	WAREHOUSE - 9.1%
HEALTHCARE - 4.8%			DCT Industrial Trust, Inc.	98,390	708,408
Health Care REIT, Inc.	18,320	1,061,094	First Industrial Realty Trust, Inc.	35,160	603,346
Omega Healthcare Investors, Inc.	8,550	273,087	Prologis, Inc.	61,820	2,396,143
Physicians Realty Trust	22,120	274,067			3,707,897
Sabra Health Care REIT, Inc.	12,240	354,103
		1,962,351	TOTAL REITS (Cost - $35,524,935)		38,854,580
HOTELS - 12.0%
Ashford Hospitality Trust, Inc.	23,786	223,588	SHORT-TERM INVESTMENT - 1.4%
Chesapeake Lodging Trust	45,500	1,107,925	MONEY MARKET FUND - 1.4%
FelCor Lodging Trust, Inc. *	60,550	494,088	Fidelity Institutional Money Market
Hersha Hospitality Trust	73,100	396,933	Fund - Government Portfolio, 0.01% +	578,252	578,252
Host Hotels & Resorts, Inc.	68,250	1,255,118	TOTAL SHORT-TERM INVESTMENT
LaSalle Hotel Properties	21,310	655,496	(Cost - $578,252)
Sunstone Hotel Investors, Inc.	57,857	742,305
		4,875,453	TOTAL INVESTMENTS - 99.9% (Cost - $37,166,587)		$ 40,582,325
MORTGAGE - 3.5%			OTHER ASSETS LESS LIABILITIES - 0.1%		26,414
MFA Financial, Inc.	35,260	257,045	TOTAL NET ASSETS - 100.00%		$ 40,608,739
Starwood Property Trust, Inc.	29,740	898,148
Two Harbors Investment Corp.	25,297	248,670	REIT - Real Estate Investment Trust.
		1,403,863	+ Variable rate security. Interest rate is as of January 31, 2014.
			* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,861,470 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation	$ 3,043,484
				Unrealized Depreciation	(322,629)
				Net Unrealized Appreciation	$ 2,720,855

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2014

Security		Shares	Value	Security	Shares	Value
COMMON STOCK - 91.9%
AEROSPACE/DEFENSE - 1.2%				BANKS - 6.9% (Continued)
BAE Systems PLC		38,769	$ 273,613	Intesa Sanpaolo SpA	77,071	$ 207,734
CAE, Inc.		15,714	198,767	Mediobanca SpA *	12,940	118,327
IHI Corp.		56,000	254,336	Pohjola Bank PLC - A Shares	1,902	37,253
			726,716	Sberbank of Russia - ADR	64,780	700,920
AGRICULTURE - 0.5%				Skandinaviska Enskilda Banken AB - A Shares	8,090	104,333
Japan Tobacco, Inc.		8,800	272,077	Societe Generale SA	6,945	392,421
Swedish Match AB		1,965	57,555	Turkiye Is Bankasi - C Shares	61,591	110,570
			329,632	Turkiye Vakiflar Bankasi Tao - D Shares	24,448	37,418
AIRLINES - 1.0%				Unione de Banche Italiane SPA	45,315	329,627
Deutsche Lufthansa AG *		15,948	378,858			4,345,381
International Consolidated Airlines Group SA *		20,025	137,010	BIOTECHNOLOGY - 0.8%
Japan Airlines Co. Ltd.		1,800	90,238	CSL Ltd.	7,754	475,883
Turk Hava Yollari		2	5
			606,111	BUILDING MATERIALS - 1.0%
APPAREL - 0.7%				Asahi Glass Co. Ltd.	51,000	288,963
Gildan Activewear, Inc.		7,658	407,649	Daikin Industries Ltd.	2,400	137,880
				HeidelbergCement AG	3,117	231,359
AUTO MANUFACTURERS - 3.6%						658,202
Daimler AG		6,250	522,076	CHEMICALS - 1.3%
Fiat SpA *		9,870	98,178	Asahi Kasei Corp.	25,000	189,471
Fuji Heavy Industries Ltd.		7,000	191,130	Daicel Corp.	15,000	120,471
Hino Motors Ltd.		12,000	174,896	Denki Kagaku Kogyo KK	28,000	107,551
Mazda Motor Corp. *		42,000	201,754	Lonza Group AG *	1,011	101,505
Renault SA		2,928	254,371	Mitsubishi Chemical Holdings Corp.	22,500	95,793
Suzuki Motor Corp.		4,500	116,831	Sumitomo Chemical Co. Ltd.	52,000	210,994
Toyota Motor Corp.		1,959	224,815			825,785
Toyota Motor Corp.		8,100	464,206	COMMERCIAL SERVICES - 1.1%
			2,248,257	Dai Nippon Printing Co. Ltd.	18,000	177,957
AUTO PARTS & EQUIPMENT - 3.9%				Ranstad Holding NV	1,497	94,942
Aisin Seiki Co. Ltd.		3,400	125,386	Securitas AB	32,070	333,153
Bridgestone Corp.		2,800	100,684	Toppan Printing Co. Ltd.	9,000	65,733
Continental AG		2,041	438,062			671,785
Denso Corp.		2,000	103,018	COMPUTERS - 2.1%
Hyundai Mobis		492	139,529	Cap Gemini S.A.	6,659	453,005
JTEKT Corp.		5,100	75,206	CGI Group, Inc. *	5,221	159,930
Magna International, Inc.		1,599	135,603	Fujitsu Ltd. *	34,000	190,361
NGK Insulators Ltd.		15,000	253,326	Infosys Ltd.	3,608	211,357
NGK Spark Plug Co. Ltd.		8,000	184,846	TDK Corp.	6,600	298,269
Sumitomo Electric Industries Ltd.		15,100	237,532			1,312,922
Toyota Industries Corp.		6,300	288,310	DISTRIBUTION/WHOLESALE - 1.5%
Valeo SA		2,956	329,871	ITOCHU Corp.	9,200	112,575
			2,411,373	Marubeni Corp.	37,000	258,526
BANKS - 6.9%				Mitsubishi Corp.	12,300	226,504
Akbank TAS		17,470	44,631	Mitsui & Co. Ltd.	14,200	190,455
Asya Katilim Bankasi AS *		80,119	38,316	Sojitz Corp.	105,600	181,317
Banca Monte dei Paschi di Siena SpA *		118,447	26,849			969,377
Bank Leumi Le-Israel BM *		23,810	90,453	DIVERSIFIED FINANANCIAL SERVICES - 0.7%
China Construction Corp.		13,352	182,655	Aberdeen Asset Management PLC	31,666	203,177
China Construction Bank Corp - H Shares		895,000	619,904	Old Mutual PLC	25,243	71,437
China Merchants Bank Co. Ltd.		60,000	105,667	Orix Corp.	10,900	165,592
Commerzbank AG *		10,972	185,747			440,206
Credit Agricole SA *		23,348	313,312
DNB ASA		18,666	316,424
Industrial & Commercial Bank of China Ltd. - H Shares		621,000	382,820

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2014

Security		Shares	Value	Security	Shares	Value
ELECTRIC - 0.5%				GAS - 0.3%
Chubu Electric Power Co., Inc.		8,500	$ 100,900	Gas Natural SDG SA	8,454	$ 208,944
E. ON SE		7,614	137,821
E. ON SE		3,928	71,411	HAND/MACHINE TOOLS - 0.7%
			310,132	Fuji Electric Co. Ltd.	24,000	104,135
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%				Sandik AB	7,675	107,471
Brother Industries Ltd.		14,500	182,608	SMC Corp.	400	100,338
Furukawa Electric Co. Ltd.		13,000	31,858	THK Co., Ltd.	5,900	128,092
Hitachi Ltd.		60,000	458,121			440,036
Nidec Corp.		3,899	108,509	HEALTHCARE-PRODUCTS - 1.2%
Osram Licht AG *		2,622	153,253	Coloplast A/S - Class B	5,576	418,910
Ushio, Inc.		7,600	90,376	Smith & Nephew PLC - ADR	1,622	117,173
			1,024,725	Sysmex Corp.	1,000	55,127
ELECTRONICS - 2.4%				Terumo Corp.	3,000	139,531
Advantest Corp.		9,900	104,659			730,741
Hirose Electric Co. Ltd.		600	84,155	HEALTHCARE-SERVICES - 1.3%
Ibiden Co. Ltd.		4,900	89,950	Fresenius Medial Care AG & Co.	14,087	497,130
Keyence Corp.		200	82,251	Ramsay Health Care Ltd.	3,644	139,511
Kyocera Corp.		2,200	98,538	Sonic Healthcare Ltd.	11,126	160,125
Murata Manufacturing Co. Ltd.		2,200	204,598			796,766
NEC Corp.		77,000	222,867	HOLDING COMPANIES-DIVERSIFIED - 0.8%
Nippon Electric Glass Co. Ltd.		48,000	216,489	KOC Holding AS	17,622	59,806
Omron Corp.		5,200	205,917	Wendel SA	833	112,915
Rexel SA		7,096	182,240	Wharf Holdings Ltd.	47,000	319,895
			1,491,664			492,616
ENGINEERING & CONSTRUCTION - 2.4%				HOME BUILDERS - 0.0%
Acciona SA		1,620	107,351	Sekisui House Ltd.	1,000	13,814
Bouygues SA		6861	262,260
Enka Insaat ve Sanayi AS		67,296	191,707	HOME FURNISHINGS - 1.2%
Fraport AG Frankfurt Airport Service Worldwide		5,740	423,596	Electrolux AB - Series B	14,329	304,130
Hochteif AG		3,606	287,062	Panasonic Corp.	16,100	182,758
JGC Corp.		2,000	75,543	Panasonic Corp. - ADR	4,413	50,087
TAV Havalimanlari Holding AS		22,826	171,484	Sony Corp.	8,200	128,671
			1,519,003	Sony Corp. - ADR	6,524	102,753
ENTERTAINMENT - 0.8%						768,399
OPAP SA		24,283	314,041	HOUSEHOLD PRODUCTS/WARES - 0.6%
Tatts Group Ltd.		78467	204,523	Husqvarna AB	23,947	138,872
			518,564	Unilever Indonesia Tbk PT	97,500	229,089
FOOD - 1.7%						367,961
Aryzta AG		2,251	177,049	HOUSEWARES - 0.0%
BIM Birlesik Magazalar AS		1,613	27,555	Turkiye Sise ve Cam Fabrikalari AS	3	3
Delhaize Group SA		5,484	352,255
Kerry Group PLC		1,389	93,432	INSURANCE - 7.1%
Koninklijke Ahold NV		13,029	216,887	Aegon NV - NY Reg. Shares	24,982	216,595
Metro AG		5,040	207,225	Aegon NV	3,802	33,143
			1,074,403	Ageas	5,759	247,160
FOOD SERVICE - 0.4%				AIA Group Ltd.	2,400	11,061
Compass Group PLC		15,034	224,702	Allianz SE - ADR	25,149	418,982
				Allianz SE	844	140,317
FOREST PRODUCTS - 0.3%				AXA SA	9,018	236,568
Svenska Cellulosa AB SCA - Class B		4,239	120,648	China Life Insurance Co. Ltd. - H Shares	22,000	59,871
Svenska Cellulosa AB SCA - ADR		2,900	82,766	CNP Assurances	6,382	124,878
			203,414

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2014

Security		Shares	Value	Security	Shares	Value
INSURANCE - 7.1% ( Continued)				MINING - 0.1%
Dai-ichi Life Insurance Co. Ltd.		14,600	$ 219,420	Mitsubishi Materials Corp.	21,000	$ 70,609
Delta Llyd NV		6,199	159,269
Gjensidige Forsikring ASA		24,962	478,923	MISCELLANEOUS MANUFACTURING - 1.0%
Hannover Rueckversicherung SE		234	18,565	FUJIFILM Holdings Corp.	8,700	253,932
Muenchener Rueckversicherungs AG		1,142	235,361	Konica Minolta Holdings, Inc.	24,000	253,769
Ping An Insurance Group Co. of China Ltd. - H Shares		15,500	125,247	Orkla ASA	18877	146,687
Power Corp. of Canda		9,031	244,902			654,388
Resolution Ltd.		68,346	391,432	OFFICE/BUSINESS EQUIPMENT - 0.4%
Sampo		8,875	411,545	Canon, Inc. - ADR	5,612	163,702
SCOR SE		3,700	119,876	Ricoh Co. Ltd.	11,000	115,773
Swiss Life Holding AG		1,417	305,265			279,475
T&D Holdings Inc.		18,000	219,659	OIL & GAS - 3.9%
			4,418,039	Canadian Natural Resources Ltd.	5,716	187,134
INVESTMENT COMPANIES - 0.3%				Idemitsu Kosan Co. Ltd.	8,000	177,772
Exor SpA		3,756	146,891	Lukoil OAO - ADR	8,343	474,299
				Lukoil OAO - ADR	4,405	251,085
LEISURE TIME - 0.7%				Neste Oil OYJ	12,039	214,917
Flight Centre Travel Group Ltd.		3,295	136,152	Gazprom OAO - ADR	89,585	739,972
Yamaha Corp.		13,400	196,762	Rosneft OAO - GDR	53,135	363,136
Yamaha Motor Co. Ltd.		7,700	101,867	Surgutneftegas OAO - ADR	7,842	60,227
			434,781			2,468,542
LODGING - 2.9%				PHARMACEUTICALS - 10.9%
Crown Resorts Ltd.		1,772	25,787	Actelion Ltd.	4,570	429,475
Galaxy Entertainment Group Ltd. *		24,000	234,551	Astellas Pharma, Inc.	6,000	371,370
MGM China Holdings Ltd.		193,200	757,106	AstraZeneca PLC - ADR	2,722	172,847
Sands China Ltd. - ADR		1,446	109,766	AstraZeneca PLC	9,292	589,527
Sands China Ltd.		16,000	122,847	Catamaran Corp. *	5,812	282,342
SJM Holdings Ltd.		119,000	368,785	Chugai Pharmaceutical Co. Ltd.	10,800	245,380
Whitbread PLC		2,360	145,368	Daiichi Sankyo Co. Ltd.	9,400	156,923
Wynn Macau Ltd.		1,966	84,499	Eisai Co. Ltd.	6,100	233,523
			1,848,709	GlaxoSmithKline PLC - ADR	8,886	457,984
MACHINERY CONSTRUCTION & MINING - 0.5%				GlaxoSmithKline PLC	4,531	116,499
Atlas Copco AB - A Shares		6,316	171,292	Grifols SA	5,571	288,523
Mitsubishi Electric Corp.		15,000	169,694	Grifols SA - ADR	3,753	148,656
			340,986	Kyowa Hakko Kirin Co. Ltd.	1,000	10,147
MACHINERY - DIVERSIFIED - 1.3%				Otsuka Holdings Co. Ltd.	6,200	190,003
Amada Co. Ltd.		9,000	72,932	Roche Holding AG - ADR	3,548	243,393
Hexagon AB - B Shares		7,144	226,502	Roche Holding AG	1,453	399,027
Kawasaki Heavy Industries Ltd.		54,000	233,903	Sanofi - ADR	1,163	56,871
Kubota Corp.		4,000	61,662	Sanofi	6,598	645,075
Mitsubishi Heavy Industries Ltd.		30,000	193,959	Santen Pharmaceutical Co. Ltd.	2,000	83,909
			788,958	Shionogi & Co. Ltd.	5,700	75,497
MEDIA - 1.7%				Shire PLC - ADR	4,850	725,657
British Sky Broadcasting Group PLC		12,310	177,452	Suzuken Co. Ltd./Aichi Japan	2,500	86,543
ITV PLC		55,903	180,411	Takeda Pharmaceutical Co. Ltd.	4,800	223,449
ProSiebenSat. 1 Media AG		2,266	101,517	UCB SA	4,300	304,075
Reed Elsevier NV		5,169	106,611	Valeant Pharmaceuticals International *	2,258	305,918
Thomas Reuters Corp.		13,677	492,642			6,842,613
			1,058,633
METAL FABRICATE/HARDWARE - 0.4%
NSK Ltd.		7,000	78,611
Tenaris SA - ADR		4,009	178,320
			256,931

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2014

Security		Shares	Value	Security	Shares	Value
REAL ESTATE - 0.5%				TELECOMMUNICATIONS - 11.3% (Continued)
China Resources Land Ltd.		8,000	$ 18,787	Telefonaktiebolaget LM Ericsson - ADR	32,128	$ 394,853
Emlak Konut Gayrimenkul Yatirim Ortakligi AS		65,061	61,691	Telefonaktiebolaget LM Ericsson - B Shares	39,845	488,344
Hopewell Holdings Ltd.		22,500	77,945	Telefonica Deutschland Holding AG	21552	171,714
Hysan Development Co. Ltd.		27,000	106,426	Telenet Group Holding NV	6957	413,279
Wheelock & Co. Ltd.		16,000	65,088	Telenor ASA	7,220	149,935
			329,937	TeliaSonera AB	39,796	295,001
REITS - 0.1%				Vivendi SA	4,132	110,928
Link REIT		11,500	51,991	Vodafone Group PLC - ADR	34,397	1,274,753
				Ziggo NV	5,415	235,190
RETAIL - 1.5%						7,047,088
Autogrill SpA *		1,189	10,887	TRANSPORTATION - 1.4%
Citizen Holdings Co. Ltd.		22,300	173,932	Deutsche Post AG - ADR	10,833	374,280
Hennes & Mauritz AB - ADR		20,982	179,816	Deutsche Post AG	2,163	74,711
Hennes & Mauritz AB - B Shares		6,083	261,805	East Japan Railway Co.	3,100	229,328
Homes Retail Group PLC		18,284	53,749	TNT Express NV	21,636	190,613
Jollibee Foods Corp.		32,600	109,037			868,932
Next PLC		1,152	118,135
			907,361	TOTAL COMMON STOCK (Cost - $50,973,137)		57,548,601
SEMICONDUCTORS - 2.7%
Rohm Co. Ltd.		300	14,974	PREFERRED STOCK - 0.9%
Samsung Electronics Co. Ltd. - GDR - Reg S		830	487,210	AUTO MANUFACTURERS - 0.4%
Samsung Electronics Co. Ltd.		339	397,503	Bayerische Motoren Werke AG	1,213	97,218
Samsung Electronics Co. Ltd. - GDR - Pfd		773	331,230	Porsche Automobil Holding SE	1,500	146,352
STMicroelectronics NV		23,277	191,363			243,570
STMicroelectronics NV *		18,678	153,323	ELECTRIC - 0.2%
Tokyo Electron Ltd.		2,100	109,657	Centrais Eletricas Brasileiras SA - B Shares	36,100	140,107
			1,685,260
SOFTWARE - 0.7%				FOOD - 0.3%
Amadeus IT Holding SA - A Shares		10,953	433,311	Metro AG	5,658	187,848

TELECOMMUNICATIONS - 11.3%				TOTAL PREFERRED STOCK (Cost - $558,692)		571,525
Bezeq The Israeli Telecommunication Corp.		68,287	104,073
BT Group PLC - ADR		66,382	418,158	SHORT-TERM INVESTMENT - 7.9%
BT Group PLC		3,487	219,855	MONEY MARKET FUND - 7.9%
China Mobile Ltd.		11,000	104,948	Fidelity Institutional Money Market Funds - Government
Deutsche Telekom AG - ADR		27,958	452,090	Portfolio 0.00% +
Deutsche Telekom AG		11,604	187,637	(Cost - $4,934,425)	4,934,425	4,934,425
Koninklijke KPN N.V. *		28,631	107,137
Millicom International Cellular SA		3,616	351,769	TOTAL INVESTMENTS - 100.7% (Cost - $56,466,254) (a)		$ 63,054,551
Mobile Telesystems OJSC		2,540	43,815	OTHER LIABILITIES LESS ASSETS - (0.7) %		(483,708)
NICE Systems Ltd.		4,130	162,929	NET ASSETS - 100.0%		$ 62,570,843
Nokia Corp. - ADR*		24,071	166,604	* Non-income producing security.
Nokia OYJ *		11,111	76,888	ADR - American Depositary Receipt.
Orange SA - ADR		16,271	201,435	GDR - Global Depositary Receipt.
Orange SA		14,039	173,805	NVDR - Non-Voting Depositary Receipt.
Swisscom AG		446	245,226	REIT - Real Estate Investment Trust.
TDC A/S		11,550	108,672	+ Variable rate security. Interest rate is as of January 31, 2014.
Tele2 AB - B Shares		11,703	128,817	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
Telecom Italia SpA - ADR		6,102	51,074	is $57,011,955 and differs from market value by net unrealized appreciation (depreciation) on
Telecom Italia SpA		187,430	208,159	securities as follow:
					Unrealized Appreciation:	$ 7,993,970
					Unrealized Depreciation	(1,951,374)
					Net Unrealized Appreciation:	$ 6,042,596

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham International Stock Fund
January 31, 2014
Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Euro	2/3/2014	UBS	12,327	$ 16,627	$ (93)
Yen	2/5/2014	Bank of New York	7,104,792	69,650	480
Australian Dollar	3/19/2014	Deutsche Bank	2,881,735	2,506,780	(84,540)
British Pound	3/19/2014	Deutsche Bank	1,938,580	3,187,785	17,143
Canadian Dollar	3/19/2014	UBS	3,496,579	3,131,408	(149,359)
Danish Krona	3/19/2014	UBS	528,670	95,609	(1,556)
Euro	3/19/2014	Bank of New York	1,508,297	2,034,494	(24,042)
Hong Kong Dollar	3/19/2014	UBS	3,199,064	412,017	(96)
Israeli Shekel	3/19/2014	Royal Bank of Scotland	169,135	48,074	(297)
New Zealand Dollar	3/19/2014	Royal Bank of Scotland	153,096	123,436	(2,531)
Norwegian Krona	3/19/2014	Royal Bank of Scotland	1,073,761	170,460	(3,193)
Singapore Dollar	3/19/2014	UBS	744,237	582,306	(12,731)
Swedish Krona	3/19/2014	Bank of New York	446,638	68,186	470
Swiss Franc	3/19/2014	Deutsche Bank	2,036,662	2,249,458	(28,491)
Yen	3/19/2014	Bank of New York	82,722,623	811,154	10,381
					$ (278,455)

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Yen	2/4/2014	Bank of New York	2,418,771	$ 23,712	$ (163)
Hong Kong Dollar	2/5/2014	Bank of New York	253,785	32,683	-
Australian Dollar	3/19/2014	Royal Bank of Scotland	51,661	50,528	1,133
British Pound	3/19/2014	Deutsche Bank	121,390	199,613	573
Canadian Dollar	3/19/2014	UBS	1,425,185	1,257,373	18,906
Danish Krona	3/19/2014	UBS	32,836	5,938	71
Euro	3/19/2014	Bank of New York	4,049,534	5,462,292	81,776
Hong Kong Dollar	3/19/2014	UBS	12,341,974	1,609,563	2,410
Israeli Shekel	3/19/2014	Royal Bank of Scotland	935,363	265,867	888
Yen	3/19/2014	Bank of New York	667,034,944	6,540,751	(49,327)
New Zealand Dollar	3/19/2014	Royal Bank of Scotland	21,848	17,616	345
Norwegian Krona	3/19/2014	Royal Bank of Scotland	6,019,231	955,549	19,625
Singapore Dollar	3/19/2014	UBS	40,131	31,399	136
Swedish Krona	3/19/2014	Bank of New York	16,151,081	2,465,692	10,859
Swiss Franc	3/19/2014	Deutsche Bank	180,261	199,096	1,798
					$ 89,030

Total unrealized loss on forward foreign currency contracts					$ (189,425)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value

COMMON STOCK - 96.3%			COMPUTERS - 1.7%
AEROSPACE/DEFENSE - 2.9%			DST Systems, Inc.	2,720	$ 247,520
Curtiss-Wright Corp.	6,150	$ 377,733	Insight Enterprises, Inc. *	7,030	148,333
Ducommun, Inc. *	9,740	277,590			395,853

	655,323	DIVERSIFIED FINANCIAL SERVICES - 1.6%
AGRICULTURE - 1.6%		FBR & Co. *	5,400	131,004

Andersons, Inc. The	4,290	354,955	Investment Technology Group, Inc. *	14,000	231,000
362,004

AIRLINES - 0.6%			ELECTRIC - 4.0%
SkyWest, Inc.	10,150	132,052	Black Hills Corp.	3,910	214,385
			Empire District Electric Co. The	10,260	235,467
APPAREL - 0.6%			IDACORP, Inc.	3,910	206,174

Unifi, Inc. *	6,300	146,097	PNM Resources, Inc.	10,190	251,184
907,210

AUTO PARTS & EQUIPMENT - 1.5%			ELECTRICAL COMPONETS & EQUIPMENT - 1.5%
Standard Motor Products, Inc.	10,580	346,072	EnerSys, Inc.	4,860	330,772

BANKS - 13.3%			ELECTRONICS - 4.2%
1st Source Corp.	3,689	108,715	Benchmark Electronics, Inc. *	10,030	227,982
Associated Banc-Corp.	14,000	230,580	Checkpoint Systems, Inc. *	10,500	140,070
Banner Corp.	7,070	260,388	TTM Technologies, Inc. *	16,350	130,964
Central Pacific Financial Corp.	6,920	126,982	Vishay Intertechnology, Inc. *	13,910	188,898
First Citizens BancShares, Inc./NC - Class B	900	199,116	Watts Water Technologies, Inc.	4,890	273,938
First Commonwealth Financial Corp.	16,360	134,316			961,852
First Financial Bancorp	12,080	200,286	ENGINEERING & CONSTRUCTION - 0.8%
First Financial Holdings, Inc.	3,820	235,121	AECOM Technology Corp. *	6,650	190,656
First Interstate Bancsystem, Inc.	9,270	237,868
First Midwest Bancorp, Inc./IL	10,030	160,179	ENTERTAINMENT - 1.0%
Old National Bancorp/IN	15,640	218,960	Marriott Vacations Worldwide Corp. *	4,920	235,570
Sandy Spring Bancorp, Inc.	5,200	129,844

Simmons First National Corp.	3,300	113,949	ENVIRONMENTAL CONTROL - 0.8%
TCF Financial Corp.	15,210	244,881	Darling International, Inc. *	9,500	185,820
Trustmark Corp.	8,000	190,080

Wintrust Financial Corp.	5,173	226,733	FOOD - 0.8%

	3,017,998	Chiquita Brands International, Inc. *	17,500	185,150
BIOTECHNOLOGY - 1.1%

Charles River Laboratories International, Inc. *	4,350	245,906	GAS - 1.1%
			Southwest Gas Corp.	4,600	247,158
BUILDING MATERIALS - 1.2%
Louisiana-Pacific Corp. *	14,950	262,074	HEALTHCARE-PRODUCTS - 1.5%
			Greatbatch, Inc. *	8,020	340,930
CHEMICALS - 2.1%

A Schulman, Inc.	6,860	233,034	HEALTHCARE-SERVICES - 1.4%
Minerals Technologies, Inc.	4,890	252,715	Gentiva Health Services, Inc. *	10,430	118,485
		485,749	Magellan Health Services, Inc. *	3,350	200,431
COMMERCIAL SERVICES - 5.3%					318,916
Aaron's, Inc.	6,440	173,172	INSURANCE - 5.0%
Albany Molecular Research, Inc. *	16,980	181,686	Aspen Insurance Holdings Ltd.	5,600	217,840
Booz Allen Hamilton Holding Corp.	11,290	206,381	CNO Financial Group, Inc.	19,060	322,876
Convergys Corp.	11,990	244,236	First American Financial Corp.	8,020	207,878
FTI Consulting, Inc. *	5,520	204,626	Hanover Insurance Group, Inc.	3,200	177,696
Matthews International Corp. - Class A	4,470	190,064	Selective Insurance Group, Inc.	9,110	214,267
		1,200,165			1,140,557

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Small Cap Value Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value

INTERNET - 1.0%	SAVINGS & LOANS - 1.6%

Conversant, Inc. *	10,360	$ 222,740	Berkshire Hills Bancorp, Inc.	6,450	$ 157,767

WSFS Financial Corp.	2,830	203,194

INVESTMENT COMPANIES - 2.1%					360,961
MCG Capital Corp.	37,170	166,150	SEMICONDUCTORS - 1.8%
THL Credit, Inc.	9,000	142,380	Kulicke & Soffa Industries, Inc. *	17,530	204,049
Triangle Capital Corp.	5,900	159,064	PMC - Sierra, Inc. *	31,120	203,836
		467,594			407,885

MACHINERY-DIVERSIFIED - 0.6%			SOFTWARE - 1.0%
Alamo Group, Inc.	2,894	145,337	Digital River, Inc. *	12,860	226,079

MEDIA - 1.0%			TELECOMMUNICATIONS - 3.6%
John Wiley & Sons, Inc.	4,000	216,560	Extreme Networks, Inc. *	38,610	282,625
			Iridium Communications, Inc. *	26,200	166,108
MINING - 0.8%			Polycom, Inc. *	19,280	230,010

Coeur Mining, Inc. *	17,020	172,753	USA Mobility, Inc.	10,330	147,306
826,049

OIL & GAS - 2.7%			TEXTILES - 1.2%
EPL Oil & Gas, Inc. *	8,250	221,678	UniFirst Corp./MA	2,460	260,268
Swift Energy Co. *	15,200	188,176

Unit Corp. *	3,800	189,886	TRANSPORTATION - 1.8%
		599,740	Quality Distribution, Inc. *	15,110	207,762
OIL & GAS SERVICES - 4.5%			Werner Enterprises, Inc.	7,620	198,577
Dawson Geophysical Co. *	5,050	163,469			406,339

Matrix Service Co. *	13,700	360,036

RPC, Inc.	14,610	248,808	TOTAL COMMON STOCK (Cost - $20,572,591)	21,803,900
Tesco Corp. *	11,550	243,936

		1,016,249	SHORT-TERM INVESTMENT - 3.7%
REAL ESTATE - 1.1%			MONEY MARKET FUND - 3.7%
Forestar Group, Inc. *	12,030	240,600	Invesco STIT-Treasury Portfolio - 0.02% +	832,807	832,807
			(Cost - $832,807)
REITS - 12.3%

Associated Estates Realty Corp.	12,460	198,986	TOTAL INVESTMENTS - 100.0% (Cost - $21,405,398) (a)	$ 22,636,707
Campus Crest Communities, Inc.	21,530	190,110	OTHER ASSETS LESS LIABILITIES - 0.0%	4,888
Chesapeake Lodging Trust	8,570	208,680	NET ASSETS - 100.0%	$ 22,641,595
CoreSite Realty Corp.	6,530	200,340

First Industrial Realty Trust, Inc.	12,440	213,470	REIT - Real Estate Investment Trust
Government Properties Income Trust	7,730	190,931	+ Variable rate security - interest rate is as January 31, 2014.
Healthcare Trust of America, Inc.	23,320	250,224	* Non Income producing security.
Inland Real Estate Corp.	21,150	222,921

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,422,246 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

LaSalle Hotel Properties	7,120	219,011
Lexington Realty Trust	21,190	229,064
RLJ Lodging Trust	7,930	198,091		Unrealized Appreciation:	$ 1,933,810

Ramco-Gershenson Properties Trust	14,200	226,774	Unrealized Depreciation:	(719,349)
Sovran Self Storage, Inc.	3,320	225,461	Net Unrealized Appreciation:	$ 1,214,461

2,774,063

RETAIL - 3.6%

Bon-Ton Stores, Inc.	12,830	137,922

Brown Shoe Co, Inc.	7,880	186,598

Jack in the Box, Inc. *	5,820	294,317

Kirkland's, Inc. *	10,250	193,007

811,844

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2014

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.9%
ADVERTISING - 1.2%			ELECTRONICS - 3.0%
MDC Partners, Inc. - Class A	12,950	$ 311,189	Fluidigm Corp. *	12,073	$ 544,734
			Newport Corp. *	11,912	216,084
AIRLINES - 2.5%					760,818
JetBlue Airways Corp. *	25,340	221,978	ENGINEERING & CONSTRUCTIONS - 0.8%
Spirit Airlines, Inc. *	8,611	403,856	Tutor Perini Corp. *	8,792	198,699
		625,834
APPAREL - 4.6%			ENTERTAINMENT - 1.2%
G-III Apparel Group Ltd. *	3,478	243,356	Bally Technologies, Inc. *	1,540	112,913
Iconix Brand Group, Inc. *	5,791	215,425	Marriott Vacations Worldwide Corp. *	4,204	201,288
Skechers U.S.A., Inc. - Class A *	7,625	220,286			314,201
Steven Madden Ltd. *	5,241	170,804	FOOD - 0.9%
Under Armour, Inc. - Class A *	2,842	307,249	Sprouts Farmers Market, Inc. *	6,082	217,371
		1,157,120
AUTO PARTS & EQUIPMENT - 0.5%			HEALTHCARE-PRODUCTS - 7.0%
Motorcar Parts of America, Inc.	5,887	118,505	Cooper Cos, Inc.	1,893	235,262
			Cyberonics, Inc. *	1,801	120,307
BANKS - 5.6%			Insulet Corp. *	5,841	251,163
BankUnited, Inc.	6,839	212,693	NanoString Technologies, Inc.	5,674	103,153
Customers Bancorp, Inc.	5,833	118,293	Novadaq Technologies, Inc. *	12,972	265,796
Signature Bank *	2,034	248,270	Spectranetics Corp. *	8,012	208,472
SVB Financial Group *	3,142	352,627	Tandem Diabetes Care, Inc. *	10,686	276,233
Texas Capital Bancshares, Inc. *	4,068	241,924	Trinity Biotech PLC - ADR	8,292	215,260
Western Alliance Bancorp *	10,691	239,692	Zeltiq Asthetics, Inc. *	6,458	132,324
		1,413,499			1,807,970
BIOTECHNOLOGY - 2.6%
Exact Sciences Corp. *	18,990	246,870	HEALTHCARE-SERVICES - 4.4%
Intercept Pharmaceuticals, Inc. *	1,367	411,303	Acadia Healthcare Co., Inc. *	4,632	236,417
		658,173	Amsurg Corp. *	4,559	190,338
BUILDING MATERIALS - 1.7%			ICON PLC *	11	462
Apogee Enterprises, Inc.	6,327	213,853	ICON PLC - ADR *	7,569	317,974
Caesarstone Sdot-Yam Ltd. *	4,568	207,022	LifePoint Hospitals, Inc. *	3,292	174,509
		420,875	Surgical Care Affiliates, Inc.	6,246	200,434
COMMERICAL SERVICES - 6.7%					1,120,134
Grand Canyon Education, Inc. *	5,273	231,063
Huron Consulting Group, Inc. *	3,690	244,426	HOME FURNISHINGS - 0.7%
Kforce, Inc.	10,626	192,649	Morcraft Companies, Inc.	9,831	169,585
MAXIMUS, Inc.	7,524	318,792
Team Health Holdings, Inc. *	5,226	225,554	HOUSEHOLD PRODUCTS/WARES - 0.4%
United Rentals, Inc. *	3,153	255,204	Tumi Holdings, Inc.	5,599	112,148
WuXi PharmaTech Cayman, Inc. - ADR *	6,532	227,967
		1,695,655	INTERNET - 8.3%
COMPUTERS - 4.4%			ChannelAdvisor Corp. *	6,259	271,453
FleetMatics Group PLC *	6,246	249,903	comScore, Inc. *	13,852	379,683
Mentor Graphics Corp.	8,275	172,120	eGain Corp. *	14,258	136,592
Stratasys Ltd. *	1,981	238,829	FireEye, Inc. *	5,558	405,678
Synaptics, Inc. *	3,771	220,076	Marketo, Inc. *	5,880	240,727
Syntel, Inc.*	2,685	226,211	RetailMeNot	6,946	245,958
		1,107,139	SPS Commerce, Inc. *	2,995	193,537
DIVERSIFIED FINANCIAL SERVICES - 4.2%			Yandex NV - Class A *	6,025	221,419
Encore Capital Group, Inc. *	4,416	210,158			2,095,047
Financial Engines, Inc.	3,701	225,465	LEISURE TIME - 0.4%
Portfolio Recovery Associates, Inc. *	5,288	265,563	Black Diamond, Inc. *	10,316	109,865
Pzena Investment Management, Inc. - Class A	10,863	114,713
WageWorks, Inc. *	4,063	252,678	MACHINERY-DIVERSIFIED - 0.6%
		1,068,577	Power Solutions International, Inc. *	2,097	139,471
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2014

Security	Shares	Value	Security	Shares	Value
MEDIA - 1.0%			SOFTWARE (Continued) - 11.2%
Nexstar Broadcasting Group, Inc. - Class A	5,021	$ 241,259	Cornerstone OnDemand, Inc. *	2,131	$ 121,574
			Demandware, Inc. *	3,252	207,087
OIL & GAS - 4.2%			EPAM Systems, Inc. *	5,600	229,040
Athlon Energy, Inc. *	6,004	183,122	Imperva, Inc.	4,483	246,565
Diamondback Energy, Inc. *	4,765	247,685	MedAssets, Inc. *	9,311	205,214
Oasis Petroleum, Inc. *	4,201	175,644	Omnicell, Inc. *	8,750	225,925
PDC Energy, Inc. *	4,434	221,079	RADWARE, Ltd. *	11,544	195,324
RSP Permian, Inc. *	11,365	232,414	SciQuest, Inc. *	8,560	226,326
		1,059,944	Tableau Software, Inc. - Class A *	3,257	263,231
PHARMACEUTICALS - 6.3%			Workday, Inc. - Class A *	3,019	270,321
BioScrip, Inc. *	17,613	149,887			2,835,919
Cempra, Inc. *	16,027	190,561	TELECOMMUNICATIONS - 2.2%
Natural Grocers by Vitamin Cottage, Inc. *	5,378	204,203	ORBCOMM, Inc. *	7,981	55,069
Pacira Pharmaceuticals, Inc. *	4,024	275,765	Palo Alto Networks, Inc. *	4,173	248,085
Pharmacyclics, Inc. *	2,234	297,278	Ubiquiti Networks, Inc.*	6,095	251,114
Salix Pharmaceuticals Ltd. *	4,840	471,126			554,268
		1,588,820	TRANSPORTATION - 1.9%
PIPELINES - 1.1%			Old Dominion Freight Line, Inc. *	5,116	277,492
Primoris Services Corp.	8,380	266,233	Roadrunner Transportation Systems, Inc. *	8,154	214,043
					491,535
RETAIL - 6.7%			TOTAL COMMON STOCK
Buffalo Wild Wings, Inc. *	1,070	151,790	(Cost - $19,697,349)		24,783,282
Domino's Pizza, Inc.	4,697	331,655
DSW, Inc. - Class A	4,481	168,710	SHORT-TERM INVESTMENT - 0.0%
Five Below, Inc. *	9,659	354,002	MONEY MARKET FUND - 0.0%
Lithia Motors, Inc. - Class A	5,268	296,536	Fidelity Institutional Money Market Funds -
Red Robin Gourmet Burgers, Inc. *	3,325	214,230	Government Portfolio, 0.01% +	2,380	2,380
Restoration Hardware Holdings, Inc. *	3,329	188,887	TOTAL SHORT-TERM INVESTMENT (Cost - $2,380)
		1,705,810
SEMICONDUCTORS - 1.6%			TOTAL INVESTMENTS - 97.9%
Monolithic Power Systems, Inc.*	6,863	224,351	(Cost - $19,699,729)		$ 24,785,662
Nanometrics, Inc. *	11,409	193,268	OTHER ASSETS LESS LIABILITIES - 2.1%		539,833
		417,619	NET ASSETS - 100.0%		$ 25,325,495
SOFTWARE - 11.2%			ADR - American Depositary Receipt.
Callidus Software, Inc. *	26,594	390,134	* Non-Income producing security.
Concur Technologies, Inc. *	2,103	255,178	+ Variable rate security. Interest rate is as of Janaury 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,720,715 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

				Unrealized Appreciation	$ 5,664,874
				Unrealized Depreciation	(599,927)
				Net Unrealized Appreciation	$ 5,064,947

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2014

Security		Shares	Value	Security		Shares	Value
COMMON STOCK - 89.2%				ELECTRONICS - 0.8%
AUTO MANUFACTURERS - 2.9%				Hon Hai Precision Industry Co., Ltd.		83,820	$ 233,938
Geely Automobile Holdings Ltd.		500,000	$ 204,295
Kia Motors Corp.		8,000	395,224	ENTERTAINMENT - 0.8%
Tata Motors, Inc. - ADR		10,000	278,500	OPAP SA		20,000	258,651
			878,019
AUTO PARTS & EQUIPMENT - 0.6%				ENVIRONMENTAL - 1.0%
Halla Visteon Climate Control Corp. *		5,000	180,875	Coway Co. Ltd.		5,000	320,832

BANKS - 15.3%				FOOD - 2.9%
Banco do Brasil SA		80,000	690,008	JBS SA		200,000	697,771
Bancolombia SA - ADR		12,000	527,280	Magnit OJSC - GDR		4,000	210,383
Bank of China Ltd.		900,000	379,809				908,154
China Construction Bank Corp.		700,000	484,841	FOREST PRODUCTS & PAPER - 3.0%
Commercial International Bank Egypt SAE - GDR		150,000	661,267	Fibria Celulose SA - ADR *		70,000	781,900
FirstRand Ltd.		76,400	213,557	Mondi Ltd.		10,000	151,073
Industrial & Commercial Bank of China Ltd.		800,000	493,165				932,973
OTP Bank PLC		40,000	732,017	HOLDING COMPANIES-DIVERSIFIED - 1.5%
Sberbank of Russia OAO - ADR		13,000	140,660	Imperial Holdings Ltd.		15,000	248,602
Sberbank of Russia - ADR		37,000	400,340	LS Corp. *		2,700	208,584
			4,722,944				457,186
BUILDING MATERIALS - 1.0%				HOUSEHOLD PRODUCTS/WARES - 0.6%
Taiwan Cement Corp.		200,000	291,689	Biostime International Holdings Ltd.		20,000	172,389

COMMERCIAL SERVICES - 3.3%				INSURANCE - 4.6%
Anxin-China Holdings Ltd.		1,500,000	379,997	Dongbu Insurance Co., Ltd.		5,000	246,523
Kroton Educacional SA		15,000	228,406	Hanwha Life Insurance Co., Ltd.		60,000	404,952
Zhejiang Expressway Co., Ltd.		450,000	401,567	Porto Seguro SA		50,000	581,131
			1,009,970	Powszechny Zaklad Ubezpieczen SA		1,500	196,116
COMPUTERS - 3.0%							1,428,722
Asseco Poland SA		14,000	204,070	IRON/STEEL - 1.5%
Infosys Ltd. - ADR		6,000	351,480	Vale SA		35,000	476,000
Inventec Corp.		400,000	368,695
			924,245	METAL FABRICATE/HARDWARE - 1.2%
DISTRIBUTION/WHOLESALE - 0.5%				Hyosung Corp. *		6,000	371,104
Hanwha Corp. *		5,000	166,606
				MISCELANEOUS MANUFACTURING - 1.7%
DIVERSIFIED FINANCIAL SERVICES - 2.0%				Doosan Corp.		1,700	213,702
BS Financial Group, Inc. *		15,000	218,423	Fosun International Ltd.		300,000	322,493
CTBC Financial Holding Co., Ltd.		584,767	384,581				536,195
			603,004	OIL & GAS - 11.8%
ELECTRIC - 4.1%				China Petroleum & Chemical Corp.		600,000	473,857
Cia Energetica de Minas Gerais - ADR		91,535	528,160	Ecopetrol SA - ADR		12,000	411,120
Huaneng Power International, Inc.		350,000	326,725	Gazprom OAO - ADR		60,000	495,600
PGE SA		40,000	209,061	Lukoil OAO - ADR		15,000	852,750
Public Power Corp. SA		15,000	200,961	MOL Hungarian Oil & Gas PLC		9,000	550,745
			1,264,907	Petroleo Brasilero SA		40,000	448,400
				SK Holdings Co. Ltd.		2,500	412,217
							3,644,689
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Emerging Markets Stock Fund
January 31, 2014

Security		Shares	Value	Security		Shares	Value
OIL & GAS SERVICES - 1.8%
China Oilfield Services Ltd.		80,000	$ 214,511	TOTAL COMMON STOCK (Cost - $27,372,154)			$ 27,521,431
Eurasia Drilling Co., Ltd. - GDR		5,800	200,680
Eurasia Drilling Co., Ltd. - GDR		3,900	134,940	EXCHANGE TRADED FUNDS - 8.0%
			550,131	EQUITY FUNDS - 8.0%
PHARMACEUTICALS - 2.8%				Global X FTSE Greece 20 ETF		30,000	655,800
Dr. Reddy's Laboratories Ltd. - ADR		7,000	292,040	Market Vectors Russia ETF		30,000	757,800
Richter Gedeon Nyrt		15,000	303,279	Market Vectors Vietnam ETF		50,000	1,053,500
Sihuan Pharmaceutical Holdings Group Ltd.		250,000	267,659	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,486,539)			2,467,100
			862,978
REAL ESTATE - 1.9%				SHORT-TERM INVESTMENT - 4.3%
China Overseas Land & Investment Ltd.		80,000	214,712	MONEY MARKET FUND -4.3%
Country Garden Holdings Co., Ltd.		300,000	163,124	First American Government Obligations Fund - 0.01% +
Shimao Property Holdings Ltd.		100,000	218,387	(Cost - $1,334,919)		1,334,919	1,334,919
			596,223
RETAIL - 2.8%				TOTAL INVESTMENTS - 101.5% (Cost - $31,193,611) (a)			$ 31,323,450
E-Mart Co., Ltd.		1,500	357,999	OTHER LIABILITIES PLUS ASSETS - (1.5) %			(479,196)
GOME Electrical Appliances Holding Ltd.		1,400,000	242,610	NET ASSETS - 100.0%			$ 30,844,254
GS Home Shopping, Inc.		1,000	255,193
			855,802	* Non-income producing security.
SEMICONDUCTORS - 8.8%				+ Variable rate security. Interest rate is as of January 31, 2013.
Samsung Electronics Co., Ltd.		1,000	1,172,575	ADR - American Depositary Receipt.
SK Hynix, Inc. *		25,000	862,540	GDR - Global Depositary Receipt.
Taiwan Semiconductor Manufacturing Co., Ltd.		200,000	688,044

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,225,134 and differs from market value by net unrealized appreciation (depreciation)  on securities as follow:

			2,723,159
TELECOMMUNICATIONS - 7.0%
China Mobile Ltd.		40,000	381,629			Unrealized Appreciation:	$ 1,674,554
Global Telecom Holding - GDR *		90,000	298,800			Unrealized Depreciation:	(1,576,238)
Hellenic Telecommunications Organization SA *		15,000	219,301			Net Unrealized Appreciation:	$ 98,316
Mobile Telesystems OJSC - ADR		20,000	345,000
Partron Co., Ltd.		22,000	271,875
SK Telecom Co., Ltd.		2,120	422,952
Vodacom Group Ltd.		20,000	210,489
			2,150,046

Forward Currency Contracts

	Settlement		Local Currency	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Euro	2/3/2014		491,999	$ 663,611	$ (8,410)

SCHEDULE OF INVESTMENTS (Unaudited)
International Opportunity Bond Fund
January 31, 2014

Security	Principal Amount	Interest Rate	Maturity Date	Value
BONDS & NOTES - 28.0%
BANKS - 17.5%
ABN AMRO Bank NV +	$ 50,000	4.3100%	Perpetual	$ 67,777
ABN AMRO Bank NV	100,000	6.3750	4/27/2021	158,219
Barclays Bank PLC	100,000	6.0000	1/14/2021	155,706
Barclays Bank PLC	100,000	5.7500	8/17/2021	191,190
BBVA Bancomer SA	150,000	6.7500	9/30/2022	161,063
BNP Paribas SA	250,000	2.8750	9/26/2023	344,296
BPCE SA +	50,000	4.6250	Perpetual	68,957
BPCE SA	150,000	3.7500	7/21/2017	219,608
BPCE SA	100,000	4.6250	7/18/2021	145,070
Commonwealth Bank of Australia	150,000	5.5000	8/6/2019	236,863
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	100,000	5.8750	5/20/2019	158,652
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	100,000	5.2500	9/14/2027	172,840
Credit Agricole SA	200,000	3.8750	2/13/2019	300,579
Credit Suisse AG	150,000	5.1250	9/18/2017	231,399
Deutsche Bank AG +	100,000	1.0000	3/9/2017	134,037
DNB Bank ASA +	100,000	3.0000	9/26/2023	138,572
HSBC Holdings PLC	100,000	6.5000	5/20/2024	204,058
HSBC Holdings PLC	100,000	6.0000	6/10/2019	158,188
ING BANK NV +	50,000	6.8750	5/29/2023	92,128
ING BANK NV +	100,000	6.1250	5/29/2023	151,066
KBC Internationale Financieringsmaatschappij NV	250,000	2.1250	9/10/2018	345,882
Lloyds Bank PLC	100,000	6.5000	3/24/2020	158,856
Lloyds Bank PLC	150,000	4.8750	3/30/2027	276,793
National Australia Bank Ltd.	150,000	5.1250	12/9/2021	279,782
National Australia Bank Ltd.	50,000	4.6250	2/10/2020	75,618
Royal Bank of Scotland PLC	150,000	5.3750	9/30/2019	237,611
Royal Bank of Scotland PLC	150,000	5.1250	1/13/2024	283,098
Societe Generale SA	200,000	2.2500	1/23/2020	275,343
UBS AG/London	150,000	6.6250	4/11/2018	291,051
Westpac Banking Corp.	250,000	2.1250	7/9/2019	352,547
				6,066,849
BUILDING MATERIALS - 0.5%
Heidelbergcement Finance Luxembourg SA	100,000	7.5000	4/3/2020	164,048

COMMERCIAL MBS - 0.4%
German Residential Funding PLC +	99,539	1.3770	8/27/2024	136,118

COMMERCIAL SERVICES - 0.5%
EDU UK BondCo PLC	100,000	8.8750	9/15/2018	170,412

DIVERSIFIED FINANCIAL SERVICES - 0.6%
Cabot Financial Luxembourg SA	100,000	10.3750	10/1/2019	190,808

ELECTRIC - 1.1%
GDF Suez	250,000	3.5000	10/18/2022	371,537

ELECTRONICS - 0.8%
Techem GmbH	100,000	6.1250	10/1/2019	146,844
Trionista Holdco GmbH	100,000	5.0000	5/22/2013	139,095
				285,939

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
International Opportunity Bond Fund
January 31, 2014

Security	Principal Amount	Interest Rate	Maturity Date	Value
FOREST PRODUCTS & PAPER - 0.4%
Smurfit Kappa Acquisitions	$ 100,000	4.1250%	1/30/2020	$ 139,264

GAS - 0.7%
National Grid PLC	150,000	4.3750	3/10/2020	233,036

INSURANCE - 1.8%
Allianz Finance II BV	250,000	4.7200	7/22/2019	395,392
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	150,000	3.3750	6/27/2022	219,945
				615,337
MEDIA - 0.4%
Unitymedia Hessen GmbG & Co. KG / Unitymedia NRW GmbH	100,000	5.5000	9/15/2022	142,737

OIL & GAS - 0.6%
Gazprom OAO Via Gaz Capital SA	150,000	3.3890	3/20/2020	200,803

REITS - 0.4%
Societe Fonciere Lyonnaise SA	100,000	4.6250	5/25/2016	145,302

SAVINGS & LOANS - 1.3%
Nationwide Building Society	150,000	5.6250	9/9/2019	283,334
Silverstone Master Issuer PLC	100,000	5.0630	10/21/2016	179,824
				463,158
TELECOMMUNICATIONS - 0.5%
Rogers Communications, Inc.	200,000	4.0000	6/6/2022	182,723

WATER - 0.5%
Southern Water Greensands Financing PLC	100,000	8.5000	4/15/2019	183,255

TOTAL CORPORATE NOTES & BONDS (Cost - $9,609,394)				9,691,326

FOREIGN GOVERNMENT BONDS - 68.4%
Austria Government Bond - 144A	250,000	3.4000	11/22/2022	381,998
Belgium Government Bond - 144A	100,000	5.0000	3/28/2035	176,086
Belgium Government Bond	150,000	4.2500	9/28/2022	238,891
Bundesobligation	1,500,000	1.7500	10/9/2015	2,080,507
Bundesobligation	1,750,000	0.2500	4/13/2018	2,341,080
Bundesrepublik Deutschland	350,000	4.7500	7/4/2034	650,485
Bundesrepublik Deutschland	150,000	4.7500	7/4/2040	291,463
Canadian Government Bond	150,000	5.7500	6/1/2033	193,172
Canadian Government Bond	150,000	4.0000	6/1/2041	161,486
Denmark Government Bond	800,000	3.0000	11/15/2021	162,803
Dominican Republic International Bond - 144A	100,000	5.8750	4/18/2024	96,125
France Government Bond OAT	100,000	4.5000	4/25/2041	169,757
Indonesia Government International Bond	200,000	3.7500	4/25/2022	182,000
Israel Government Bond - Fixed	2,000,000	4.2500	3/31/2023	622,102
Italy Buoni Poliennali Del Tesoro	300,000	4.5000	2/1/2020	444,028
Italy Buoni Poliennali Del Tesoro	750,000	4.7500	9/15/2016	1,097,763
Italy Buoni Poliennali Del Tesoro	150,000	5.0000	9/1/2040	217,004
Italy Buoni Poliennali Del Tesoro	150,000	5.5000	11/1/2022	232,330
Italy Buoni Poliennali Del Tesoro	200,000	4.5000	3/1/2024	286,809
Japan Government Ten Year Bond	171,800,000	1.9000	6/20/2017	1,784,379
Japan Government Ten Year Bond	134,600,000	1.4000	9/20/2019	1,405,123
Japan Government Thirty Year Bond	83,150,000	2.5000	6/20/2036	962,162
Japan Government Thirty Year Bond	44,500,000	2.0000	9/20/2041	473,364
Japan Government Twenty Year Bond	114,600,000	2.1000	12/20/2027	1,295,892
Mexican Bonos	1,900,000	7.5000	6/3/2027	148,408
Mexican Bonos	9,650,000	6.5000	6/9/2022	723,096
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
International Opportunity Bond Fund
January 31, 2014

Security	Principal Amount	Interest Rate	Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 68.4% (CONTINUED)
New Zealand Government Bond	$ 700,000	5.5000%	4/15/2023	$ 605,610
New Zealand Government Bond	100,000	3.0000	9/20/2030	82,843
Peruvian Government International Bond	1,300,000	7.8400	8/12/2020	514,010
Russian Foreign Bond - Eurobond	100,000	3.6250	9/16/2020	139,028
Slovenia Government International Bond	100,000	4.0000	3/22/2018	139,521
Spain Government Bond	700,000	4.2500	10/31/2016	1,016,539
Spain Government Bond - 144A	250,000	4.4000	10/31/2023	357,243
Spain Government Bond - 144A	100,000	5.4000	1/31/2023	153,790
Sweden Government Bond	5,400,000	4.2500	3/12/2019	935,050
Sweden Government Bond	4,300,000	1.5000	11/132023	616,863
Switzerland Government Bond	250,000	4.0000	2/11/2023	353,838
United Kingdom Gilt	150,000	4.5000	12/7/2042	293,675
United Kingdom Gilt	100,000	4.2500	12/7/2055	194,606
United Kingdom Gilt Inflation Linked	200,000	1.2500	11/22/2027	505,676
United Kingdom Gilt Inflation Linked	400,000	1.8750	11/22/2022	974,412
TOTAL FOREIGN GOVERNMENT BOND (Cost - $23,462,753)				23,701,017

SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUND - 1.6%
Fidelity Institutional Money Market Funds - Government Portfolio	Shares
(Cost - $418,880)	418,880	0.0100		418,880

TOTAL INVESTMENTS - 97.6% (Cost - $33,491,027) (a)				$ 33,811,223
OTHER ASSETS LESS LIABILITIES - 2.4%				854,420
NET ASSETS - 100.0%				$ 34,665,643

MBS - Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of January 31, 2014.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,491,027 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

		Unrealized Appreciation:		$ 460,815
		Unrealized Depreciation:		(140,619)
		Net Unrealized Appreciation:		$ 320,196

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
International Opportunity Bond Fund
January 31, 2014
	Contracts			Unrealized Gain/(Loss)
FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS
Long Glit Future maturing March, 2014	(18)
(Underlying Face Amount at Value 3,268,458 EUR)				$ (54,035)
Euro-Bond Future maturing March, 2014	(1)
(Underlying Face Amount at Value 194,064 EUR)				(5,598)

NET UNREALIZED LOSS FROM OPEN SHORT FUTURES CONTRACTS				$ (59,633)

OPEN LONG FUTURES CONTRACTS
Canadian 10 Year Bond maturing March, 2014	1
(Underlying Face Amount at Value 117,822 CAD)				$ 592
Euro Schatz maturing March. 2014	16
(Underlying Face Amount at Value 2,387,808 EUR)				7,769
Euro BOBL Future maturing March, 2014	1
(Underlying Face Amount at Value 170,933 EUR)				1,079
10 YR AUD Government Bond maturing March, 2014	4
(Underlying Face Amount at Value 33,530,400 AUD)				11,161

NET UNREALIZED GAIN FROM OPEN LONG FUTURES CONTRACTS				20,601

NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$ (39,032)

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
International Opportunity Bond Fund
January 31, 2014

As of January 31, 2014, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Buy:
Australian Dollar		2/12/2014	Credit Suisse	1,030,000		898,080		$ (36,851)
Australian Dollar		2/12/2014	Deutsche Bank	565,927		493,445		(16,207)
British Pound		2/12/2014	Barclays Bank	225,270		370,521		683
British Pound		2/12/2014	Deutsche Bank	225,141		370,308		308
Canadian Dollar		2/12/2014	Credit Suisse	861,300		771,932		(35,428)
Canadian Dollar		2/12/2014	Deutsche Bank	220,000		197,173		(9,487)
Euro		2/12/2014	Deutsche Bank	1,376,431		1,856,564		(23,437)
Euro		2/12/2014	Barclays Bank	260,000		350,694		(5,004)
Japanese Yen		2/12/2014	Deutsche Bank	186,117,324		7,385,555		132,981
Japanese Yen		2/12/2014	Barclays Bank	42,110,000		412,833		3,983
Norwegian Krona		2/12/2014	Deutsche Bank	430,000		68,349		(1,696)
Swiss Franc		2/12/2014	Credit Suisse	379,769		419,311		(393)
Chilean Peso		4/16/2014	Credit Suisse	152,000,000		270,902		(10,895)
Israeli Shekel		4/16/2014	Deutsche Bank	260,000		73,873		(233)
Malaysian Ringgit		4/16/2014	Credit Suisse	3,750,000		1,113,049		(26,977)
Mexican Peso		4/16/2014	Credit Suisse	269,364		19,998		(463)
South African Rand		4/16/2014	Credit Suisse	1,330,000		117,601		(5,002)
South Korean Won		4/16/2014	Credit Suisse	668,000,000		612,651		(10,426)
Taiwan Dollar		4/16/2014	Credit Suisse	12,740,000		421,074		(2,743)
								$ (47,287)

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell:
British Pound		2/12/2014	Deutsche Bank	473,047		778,060		$ (1,412)
British Pound		2/12/2014	Barclays Bank	367,297		604,124		(1,615)
Euro		2/12/2014	Barclays Bank	2,871,662		3,873,368		37,028
Euro		2/12/2014	Deutsche Bank	5,808,097		7,834,100		113,757
New Zealand Dollar		2/12/2014	Barclays Bank	746,085		603,040		8,911
New Zealand Dollar		2/12/2014	Credit Suisse	270,000		218,233		2,627
New Zealand Dollar		2/12/2014	Deutsche Bank	461,943		373,376		4,510
Swedish Krona		2/12/2014	Barclays Bank	2,313,333		353,363		2,611
Chilean Peso		4/16/2014	Credit Suisse	55,790,000		99,431		1,027
Chilean Peso		4/16/2014	Deutsche Bank	96,210,000		171,470		3,219
Israeli Shekel		4/16/2014	Barclays Bank	2,144,000		609,164		1,836
Mexican Peso		4/16/2014	Deutsche Bank	5,743,000		426,367		9,680
Peruvian Nuevo Sol		4/16/2014	Credit Suisse	721,500		251,416		2,374
Peruvian Nuevo Sol		4/16/2014	Deutsche Bank	810,000		282,255		3,107
Russian Ruble		4/16/2014	Credit Suisse	15,100,000		422,217		26,450
								$ 214,110

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
International Opportunity Bond Fund
January 31, 2014
				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Swiss Franc	2/12/2014	Barclays Bank	118,730	176,385	195,285	194,750	$ 576
Danish Krone	Euro	2/12/2014	Credit Suisse	1,019,398	136,722	184,297	184,414	(22)
Euro	British Pound	2/12/2014	Credit Suisse	351,858	290,895	474,595	478,460	(4,482)
Euro	Danish Krone	2/12/2014	Barclays Bank	122,896	916,035	165,738	165,610	20
Euro	Japanese Yen	2/12/2014	Deutsche Bank	4,276,143	602,814,277	5,767,764	5,909,803	(148,502)
Euro	Norwegian Krone	2/12/2014	Barclays Bank	217,298	1,838,000	293,097	292,151	1,725
Euro	Swedish Krona	2/12/2014	Barclays Bank	889,086	7,903,264	1,199,221	1,207,230	(3,523)
Japanese Yen	Australian Dollar	2/12/2014	Barclays Bank	2,249,323	24,174	22,052	21,078	1,088
Japanese Yen	British Pound	2/12/2014	Credit Suisse	49,856,160	296,213	488,774	487,206	931
Japanese Yen	Euro	2/12/2014	Deutsche Bank	121,729	875	1,193	1,180	13
Japanese Yen	Swiss Franc	2/12/2014	Barclays Bank	16,841,619	148,662	165,110	164,141	800
Norwegian Krona	Euro	2/12/2014	Deutsche Bank	6,084,661	731,237	967,160	986,310	(23,602)
Swedish Krona	Euro	2/12/2014	Credit Suisse	1,912,603	215,136	292,152	290,181	852
								$ (174,126)

Total Unrealized Loss on Forward Contracts								$ (7,303)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond
January 31, 2014

Security	Shares			Value
EXCHANGE TRADED FUNDS - 1.8%
DEBT FUNDS
Powershares Senior Loan Portfolio ETF	20,600			$ 513,146
SPDR Barclays Capital ST High Yield	18,090			558,800
TOTAL EXCHANGE TRADED FUNDS (Cost - $1,072,119)				1,071,946
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BANK LOANS - 84.6%
CONSUMER DISCRETIONARY - 26.6%
2013 Replacement TL (Party City)	144,635	4.2500%	7/10/2019	145,788
Acosta, Inc.	215,000	4.2500	3/2/2018	217,083
Advantage Sales & Marketing	249,668	4.2500	12/18/2017	251,764
Allison Transmission	320,810	3.7500	8/23/2019	322,281
Armstrong World Industries	194,510	3.5000	3/15/2020	195,240
Bally Technologies, Inc.	304,238	4.2500	8/21/2020	307,233
BJ's Wholesale Club	38,000	4.5000	9/26/2019	39,227
BJ's Wholesale Club	160,961	8.5000	5/14/2020	162,716
Borgata	176,000	6.7500	8/15/2018	178,090
Boyd Gaming Corporation	367,088	4.0000	8/14/2020	369,053
Brickman Group Holdings, Inc.	30,000	7.5000	12/17/2021	30,694
Bright Horizon Family Solution	144,635	4.0000	1/30/2020	145,674
Caesars Entertainment	215,000	4.4880	1/28/2018	205,191
Caesars Entertainment, Inc.	365,000	9.5000	10/9/2020	369,997
CBAC Borrower, LLC	145,000	8.2500	4/26/2020	150,211
CBS Outdoor Americas Cap, LLC	593,000	2.2500	1/15/2021	596,152
Cequel Com Holdings	144,632	3.5000	2/14/2019	145,281
Charter Communications Operation	838,170	3.0000	7/1/2020	836,016
Chrysler Group, LLC	225,000	3.5000	5/24/2017	226,125
Clear Channel Communication	935,000	6.9140	1/29/2016	909,044
CSC Holdings, LLC	92,000	2.5000	4/17/2020	93,294
CSC Holdings, LLC	864,386	7.0000	4/26/2018	861,093
Cumulus Media Holdings	194,150	4.2500	12/18/2020	196,476
Federal-Mogul Corp.	348,021	2.1075	12/29/2014	346,187
Federal-Mogul Corp.	421,162	2.1075	12/29/2015	418,943
General Nutrition Centers, Inc.	573,996	3.2500	3/26/2019	574,983
Great Wolf Resolrts, Inc.	144,637	4.5000	8/6/2020	146,196
Hilton Hotels Corporation	756,579	3.7500	9/23/2020	762,253
Las Vegas Sands Corp	626,009	2.5000	12/19/2020	628,479
Laureate Education, Inc.	244,377	5.0000	6/15/2018	243,309
Leslie's Poolmart, Inc.	249,369	4.2500	10/16/2019	251,629
Mediacom Broadband, LLC	144,637	3.2500	1/29/2021	144,773
Mediacom Illinois, LLC	47,000	2.5000	1/24/2018	47,235
Mediacom Illinois, LLC	187,000	3.0000	12/17/2019	187,000
MGM Results Intl.	639,081	3.5000	12/13/2019	640,413
Michaels Stores, Inc.	290,000	3.7500	1/28/2020	291,833
Mohegan Tribal Gaming	164,467	4.5000	11/19/2019	167,580
Neiman Marcus Group, Inc. - Class A	200,000	5.0000	10/16/2020	202,557
Nine Entertainment Group Ltd.	144,636	3.2500	2/5/2020	144,409
Oceania Cruises, Inc.	199,638	5.7500	7/20/2020	202,445
Penn National Gaming	415,000	3.2500	10/30/2020	416,903
Pinnacle Entertainment, Inc.	289,273	3.7500	1/24/2019	291,262
PVH Corp	150,688	3.2500	2/13/2020	151,809
Seminole Tribe of Florida	240,557	3.0000	4/29/2020	241,083
Servicemaster Co.	429,270	4.2500	1/31/2017	428,911
SRAM, LLC	143,792	5.2500	4/10/2020	144,646
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY - (Continued) 26.6%
Tower Automotive Holdings	225,000	3.0000%	4/23/2020	$ 226,548
Tribune Co.	291,000	4.0000	11/20/2020	290,849
TWCC Holding Corp.	195,000	2.7500	2/13/2017	197,357
TWCC Holding Corp.	240,000	7.0000	12/11/2020	239,743
Univision Communications	673,886	4.0000	3/1/2020	678,782
Virgin Media	195,000	3.5000	6/8/2020	195,683
Zuffa, LLC	194,509	4.5000	2/19/2020	196,181
				16,053,700
CONSUMER STAPLES - 5.4%
AdvancePierre Foods	75,000	9.5000	10/10/2017	73,406
CIH International S.A.R.L.	365,000	2.0000	5/1/2020	367,369
Darling International, Inc.	44,000	3.2500	1/1/2021	44,265
Del Monte Foods Co.	265,000	3.2500	1/26/2021	266,699
Dole Foods, Inc.	150,000	4.5000	11/1/2018	151,484
H.J. Heinz Co.	942,970	3.5000	6/5/2020	953,635
New HB Acquisiton, LLC	290,000	6.7500	3/12/2020	301,600
Pinnacle Foods Finance	718,475	3.2500	4/29/2020	720,900
Smart & Final, Inc.	144,635	4.5000	11/15/2019	145,299
Spectrum Brands, Inc.	244,388	3.5000	9/4/2019	245,793
				3,270,450
ENERGY - 1.4%
Chesapeake Energy Corp.	245,000	5.7500	12/2/2017	251,080
Fieldwood Energy	74,813	3.8750	9/28/2018	75,505
Fieldwood Energy	75,000	8.3750	9/30/2020	77,288
Quicksilver Resources, Inc.	190,000	5.7500	6/21/2019	189,525
Templar Energy, LLC	135,000	8.0000	11/25/2020	136,561
TGGT Holdings, LLC	96,000	6.5000	11/12/2018	97,170
				827,128
FINANCIALS - 4.5%
AlixPartners, LLP	225,000	4.0000	7/10/2020	226,970
Asurion, LLC	179,547	4.5000	5/24/2019	179,772
Asurion, LLC	112,000	2.7500	7/8/2020	110,992
Capital Automotive LP	119,481	4.0000	4/10/2019	120,676
Clipper Acquisitions Corp.	300,000	2.2500	2/6/2020	300,750
Drillships Financing Holding	144,637	6.0000	3/31/2021	148,434
Guggenheim Partners Investment	144,638	4.2500	7/22/2020	146,553
National Financial Partners	169,637	5.2500	7/1/2020	171,386
Nuveen Investments, Inc.	205,000	6.5000	5/13/2017	204,965
Nuveen Investments, Inc.	385,000	6.5000	2/28/2019	383,171
Santander AKA Sam Finance	119,000	4.2500	11/26/2020	119,688
Springleaf Financial Funding	145,000	4.7500	9/30/2019	147,020
Starwood Property Trust, Inc.	382,038	3.5000	4/17/2020	382,846
Trans Union, LLC	41,892	4.2500	2/28/2019	42,485
				2,685,708
HEALTH CARE - 8.8%
Akorn, Inc.	175,000	3.5000	10/31/2020	176,969
American Renal Holdings, Inc.	70,000	8.5000	2/20/2020	70,438
Capsugel Holdings US, Inc.	245,000	3.5000	8/1/2018	245,843
Endo Pharmaceuticals Holdings	75,000	2.5000	12/11/2020	74,913
Endo Pharmaceuticals Holdings	275,000	7.2500	7/26/2021	276,375
Gentiva Health	165,000	6.5000	10/1/2019	165,825
HCA, Inc.	709,275	2.9970	5/1/2018	710,669
Kinetic Concepts	225,000	3.0000	5/4/2018	227,250
National Mentor Holdings	95,000	9.7500	4/11/2020	93,870
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTH CARE - (Continued) 8.8%
National Mentor Holdings	240,000	3.7500%	1/31/2021	$ 242,174
National Mentor Holdings	498,000	4.2500	1/6/2021	503,979
Pharmedium Healthcare Corp	200,000	3.2500	1/28/2021	201,500
Pharmedium Healthcare Corp	29,000	6.7500	1/28/2022	29,653
PRA Holdings, Inc.	144,638	5.0000	9/23/2020	145,487
Quintiles Transnational Corp.	510,000	3.7500	6/8/2018	512,675
RPI Finance Trust	159,600	3.2500	11/19/2018	161,130
Salix Pharmaceuticals Ltd	104,000	4.2500	12/17/2019	105,404
Sheridan Holdings, Inc.	120,959	3.5000	6/29/2018	122,131
Sheridan Holdings, Inc.	87,000	8.2500	12/31/2021	89,393
Sheridan Holdings, Inc.	99,864	3.5000	6/29/2018	100,114
Surgery Center	144,268	6.0000	3/18/2019	144,628
Surgical Care Affiliates, Inc.	194,511	4.2500	6/29/2018	195,727
US Renal Care, Inc..	144,638	5.2500	7/3/2019	146,129
Valeant Pharmaceuticals	535,000	3.7500	2/13/2019	539,775
				5,282,048
INDUSTRIALS - 10.6%
Air Canada	205,000	5.5000	9/29/2019	210,296
Alliant Techsystems, Inc.	215,000	3.5000	11/1/2020	216,881
American Airlines, Inc.	743,000	3.7500	6/21/2019	749,234
Apex Tool Group, LLC	144,636	4.5000	2/1/2020	145,585
Avis Budget Car Rental, LLC	144,636	3.0000	3/15/2019	145,088
Brand Energy & Infrastructure	130,599	4.7500	11/21/2020	131,521
Brickman Group Holdings, Inc.	29,000	4.0000	12/18/2020	29,189
Ceridian Corp.	535,000	4.4160	5/9/2017	538,478
CHG Buyer Corp.	244,953	4.2500	11/19/2019	247,351
Envision Healthcare Corp.	194,501	4.0000	5/25/2018	195,892
Filtration Group Corp.	46,000	4.5000	11/13/2020	46,565
Filtration Group Corp.	80,000	8.2500	11/15/2021	82,367
Harland Clarke Holdings	92,000	5.5000	5/22/2018	93,294
Harland Clarke Holdings	69,000	5.0000	8/30/2019	69,518
Husky Injection Molding	173,000	4.2500	6/30/2018	174,482
McJunkin Red Man Corp	73,815	5.0000	11/11/2019	74,945
Ply Gem Industires, Inc.	420,000	3.0000	1/17/2021	422,014
Protection One, Inc.	200,000	3.2500	3/21/2019	200,750
Quikrete	194,513	4.0000	9/18/2020	196,437
Rexnord Corp.	244,388	4.0000	8/21/2020	246,053
Southwire Co.	449,000	2.5000	2/11/2021	450,403
Spin Holdco, Inc.	215,000	3.2500	11/14/2019	217,374
TransDigm, Inc.	483,778	3.7500	2/28/2020	487,651
US Airways	515,000	2.5000	5/23/2019	518,461
USIC Holdings, Inc.	201,637	3.0000	7/10/2020	203,150
West Corp.	280,000	2.5000	6/30/2018	281,100
				6,374,077
INFORMATION TECHNOLOGY - 16.1%
Active Network, Inc.	150,000	3.2500	7/26/2020	151,595
Activision Blizzard	289,275	3.2500	7/26/2020	291,806
Alcatel Lucent USA, Inc.	550,000	4.5000	1/30/2019	556,086
Allfrelx Holdings III, Inc.	289,275	4.2500	7/17/2020	290,857
Applied Systems, Inc.	242,000	5.5000	1/25/2021	244,724
Applied Systems, Inc.	11,000	9.7500	1/14/2022	11,289
Avaya, Inc.	32,173	4.5000	10/26/2017	31,523
Avaya, Inc.	119,651	8.0000	10/26/2017	120,952
Blue Coat Systems	210,000	9.5000	12/20/2013	215,250
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INFORMATION TECHNOLOGY - (Continued) 16.1%
CDW LLC	873,782	3.250%	4/15/2020	$ 876,172
Commscope, Inc.	206,483	2.668	11/27/2020	207,084
Commscope, Inc.	165,000	3.250	1/31/1944	165,481
Dell, Inc.	245,000	4.500	9/24/2020	244,291
Deltek, Inc.	280,000	4.500	10/10/2018	281,925
Epicor Software Corp.	280,000	3.000	5/16/2018	282,187
Excelitas Technologies	159,600	6.000	10/31/2020	160,797
First Data Corp.	755,000	4.158	3/23/2018	756,888
First Data Corp.	115,000	4.000	3/24/2021	115,000
Freescale Semiconductor	289,275	5.000	1/15/2021	293,433
Go Daddy	244,377	4.000	12/17/2018	246,087
Infor, Inc.	485,000	3.750	6/3/2020	486,758
Infor, Inc.	320,000	2.750	6/3/2020	321,467
Information Resources, Inc.	144,638	4.750	12/1/2017	146,355
Interactive Data Corp	244,384	3.750	5/22/2020	245,637
ION Trading Technologies SaRL	244,386	4.500	5/22/2020	246,891
Kronos, Inc.	5,939	4.500	10/30/2019	6,007
Kronos Incorporated	31,940	9.750	4/30/2020	33,297
Mitchell International, Inc.	90,000	4.500	10/12/2020	92,100
Mitchell International, Inc.	130,000	7.500	1/11/2021	131,570
Oberthur Technologies Finance	330,000	4.750	10/18/2019	334,023
RP Crown Parent LLC	200,000	11.250	12/21/2019	205,583
RP Crown Parent LLC	221,046	5.000	12/21/2018	223,810
Sensata Technologies	455,261	3.500	5/12/2018	458,145
Sorenson Communications, Inc.	144,636	9.500	10/31/2014	146,805
Spansion LLC	108,728	3.750	12/18/2019	109,271
Sungard Data Systems	524,384	4.000	3/7/2020	528,053
Vision Solutions, Inc	80,000	6.000	7/23/2016	80,600
Websense, Inc.	144,637	4.500	6/25/2020	145,360
Zayo Group LLC	209,469	4.000	7/2/2019	210,956
				9,696,115
MATERIALS - 5.1%
American Builders & Contractor	608,475	3.500	4/16/2020	612,089
Ardagh Holdings	235,000	4.250	12/17/2019	236,396
Berlin Packaging L.L.C	145,000	3.500	4/2/2019	147,175
Berry Plastics Group, Inc.	244,384	3.500	1/31/2020	243,954
Berry Plastics Group, Inc.	100,000	3.750	12/18/2020	100,089
Essar Steel Algoma, Inc.	144,634	9.250	9/19/2014	146,116
FMG Resources	249,375	4.250	6/30/2019	252,415
Huntsman International LLC	290,000	3.000	10/15/2020	291,269
Ineos US Finance LLC	483,772	4.000	5/4/2018	486,624
Pro Mach, Inc.	27,000	3.500	7/6/2017	27,219
Reynolds Group	150,000	4.000	12/26/2018	151,922
Univar, Inc.	144,628	5.000	6/30/2017	143,979
W.R. Grace & Co.	191,578	2.250	1/22/2021	192,536
W.R. Grace & Co.	68,422	2.500	1/22/2021	68,764
				3,100,548
TELECOMMUNICATIONS - 3.6%
Cincinnati Bell, Inc.	174,563	4.000	9/10/2020	175,835
Consolidated Communiations	279,000	4.250	12/20/2020	282,429
Crown Castle Operating Co.	830,084	3.250	1/29/2021	834,392
Global Tel Link Corp.	144,637	5.000	5/22/2020	143,250
Lightower Fiber Networks	170,000	4.500	4/1/2020	170,849
Securus Technologies, Inc.	144,638	4.750	4/30/2020	144,638
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
TELECOMMUNICATIONS - (Continued) 3.6%
UPC Financing Partnership	290,000	2.5000%	6/30/2021	$ 291,191
Windstream Corp.	144,635	3.2500	7/26/2020	145,117
				2,187,700
UTILITIES - 2.5%
Calpine Construction Finance	236,052	3.0000	5/3/2020	238,321
Calpine Corp.	314,499	3.0000	5/3/2020	314,732
Raven Power Finance LLC	102,000	2.7500	7/1/2018	103,084
NRG Energy, Inc.	589,083	4.2500	12/18/2020	587,864
Texas Comp Elec Holdings	400,000	4.5000	10/10/2017	279,062
				1,523,063
TOTAL BANK LOANS (Cost - $50,879,400)
				51,000,536
BONDS & NOTES - 7.3%
AIRLINES - 0.1%
Air Canada - 144A	75,000	6.7500	10/1/2019	80,156

AUTO MANUFACTURERS - 0.1%
Jaguar Land Rover Automotive PLC - 144A	70,000	4.1250	12/15/2018	70,875

BANKS - 0.2%
Ally Financial, Inc.	75,000	4.7500	9/10/2018	78,656
Sophia Holding Finance LP - 144A	25,000	9.6250	12/1/2018	26,000
				104,656
BUILDING MATERIALS - 0.2%
Ply Gem Industries, Inc. - 144A	110,000	6.5000	2/1/2022	108,763

CHEMICALS - 0.5%
Hexion US Finance Corp.	75,000	6.6250	4/15/2020	78,188
Hexion US Finance Corp.	75,000	8.8750	2/1/2018	78,375
Huntsman International LLC	50,000	4.8750	11/15/2020	49,500
Tronox Finance LLC	75,000	3.3750	8/15/2020	76,313
				282,376
COMMERCIAL MBS - 0.4%
Hilton USA Trust 2013-HLT - 144A	150,000	4.4530	11/15/2030	153,625
Monty Parent Issure	81,192	3.4700	10/20/2015	81,294
				234,919
COMMERCIAL SERVICES - 0.2%
Avis Budget Car Rental LLC	50,000	4.8750	11/15/2018	52,375
United Rentals North America, Inc.	75,000	7.3750	5/15/2020	83,531
				135,906
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Aircastle Ltd.	75,000	6.2500	12/1/2019	81,094
Aircastle Ltd.	25,000	4.6250	12/15/2018	25,250
Denali Borrower LLC - 144A	75,000	5.6250	10/15/2020	75,094
Icahn Enterprises LP - 144A	10,000	4.8750	3/15/2019	9,988
International Lease Finance Corp.	120,000	3.8750	4/15/2018	120,543
MPH Intermediate Holding Co. - 144A	50,000	8.3750	8/1/2018	51,688
Nationstar Mortgage LLC	75,000	6.5000	8/1/2018	76,125
SLM Corp.	40,000	4.8750	6/17/2019	39,694
				479,476
ENTERTAINMENT - 0.1%
Isle of Capri Casinos, Inc.	75,000	5.8750	3/15/2021	76,688
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
FOOD - 0.1%
Chiquita Brands International, Inc. - 144A	75,000	7.8750%	2/1/2021	$ 81,188

HEALTHCARE-SERVICES - 0.3%
CHS/Community Health Systems, Inc.	75,000	5.1250	8/15/2018	79,406
Tenet Healthcare Corp. - 144A	75,000	6.0000	10/1/2020	79,078
				158,484
HOLDING COMPANIES-DIVERSIFIED - 0.0%
Alphabet Holding Co., Inc. - 144A	5,000	7.7500	11/1/2017	5,159

HOME BUILDERS - 0.1%
Taylor Morrison Communities, Inc. - 144A	85,000	5.2500	4/15/2021	82,875

HOUSEHOLD PRODUCTS/WARES - 0.4%
Reynolds Group	100,000	9.0000	4/15/2019	107,125
Reynolds Group	50,000	5.7500	10/15/2020	51,375
Spectrum Brands Escrow Corp. - 144A	75,000	6.3750	11/15/2020	79,969
				238,469
IRON/STEEL - 0.1%
United States Steel Corp.	50,000	6.8750	4/1/2021	53,250

LODGING - 0.1%
MGM Resorts International	75,000	7.6250	1/5/2017	85,500

MEDIA - 0.9%
Cequel Communications Holdings I LLC - 144A	50,000	6.3750	9/15/2020	51,375
Clear Channel Worldwide Holdings, Inc.	105,000	7.6250	3/15/2020	111,300
DISH DBS Corp.	100,000	4.2500	4/1/2018	102,250
Sinclair Television Group, Inc.	115,000	5.3750	4/1/2021	114,425
Sirius XM Holdings, Inc. - 144A	75,000	4.2500	5/15/2020	70,219
Univision Communications, Inc. - 144A	75,000	6.8750	5/15/2019	80,813
				530,382
MINING - 0.4%
FMG Resources August 2006 Pty Ltd. - 144A	120,000	8.2500	11/1/2019	132,600
Vedanta Resources PLC - 144A	100,000	9.5000	7/18/2018	110,500
				243,100
OIL & GAS - 0.3%
Calumet Specialty Products Partners LP	75,000	9.3750	5/1/2019	83,438
Hercules Offshore, Inc. - 144A	75,000	7.1250	4/1/2017	79,031
Linn Energy LLC - 144A	45,000	7.0000	11/1/2019	45,900
				208,369
PACKAGING & CONTAINERS - 0.6%
Ardagh Packaging Finance PLC - 144A	200,000	6.2500	1/31/2019	202,750
Beverage Packaging Holdings Luxembourg II SA - 144A	130,000	6.0000	6/15/2017	133,575
				336,325
PHARMACEUTICALS - 0.3%
Forest Laboratories, Inc. - 144A	90,000	4.3750	2/1/2019	90,450
Salix Pharmaceuticals Ltd. - 144A	5,000	6.0000	1/15/2021	5,225
Valeant Pharmaceuticals International, Inc. - 144A	75,000	6.7500	8/15/2018	82,594
				178,269
REITS - 0.2%
iStar Financial, Inc.	120,000	4.8750	7/1/2018	121,200

RETAIL - 0.1%
Michaels FinCo Holdings LLC - 144A	50,000	7.5000	8/1/2018	51,500
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond (Continued)
January 31, 2014
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
SOFTWARE - 0.2%
First Data Corp. - 144A	95,000	11.7500%	8/15/2021	$ 98,088

TELECOMMUNICATIONS - 0.6%
Avaya, Inc. - 144A	200,000	7.5000	4/1/2019	198,500
Intelsat Jackson Holdings SA	85,000	6.6250	12/15/2022	88,182
Level 3 Financing, Inc.	75,000	7.0000	6/1/2020	80,063
				366,745
TOTAL BONDS & NOTES (Cost - $4,392,789)
				4,412,718
SHORT-TERM INVESTMENT - 25.5%
MONEY MARKET FUND - 25.5%
Fidelity Institutional Money Market Funds - Government Portfolio
TOTAL SHORT-TERM INVESTMENT - (Cost - $15,362,749)	15,362,749	0.0000 +		15,362,749

TOTAL INVESTMENTS - 119.2% (Cost - $71,707,057) (a)				$ 71,847,949
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.2) %				(11,556,476)
NET ASSETS - 100.0%				$ 60,291,473

MBS - Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of January 31, 2014.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $71,707,057 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
		Unrealized Appreciation:		$ 202,947
		Unrealized Depreciation:		(62,055)
		Net Unrealized Appreciation:		$ 140,892

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate).  U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the last bid price is used.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2009, both International Stock and Emerging Markets Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 191,957,972	$ -	$ -	$ 191,957,972
Closed-End Funds	1,223,269	-	-	1,223,269
Preferred Stock *	27,809,896	-		27,809,896
Bonds & Notes *	-	26,435,651	-	26,435,651
Purchased Options	2,780,196	-	-	2,780,196
Short-Term Investments	3,627,359	-	-	3,627,359
Total Investments	227,398,692	26,435,651	-	253,834,343
Derivatives
Forward Currency Exchange Contracts	-	184,475	-	184,475
Total Derivatives	-	184,475	-	184,475
Liabilities
Securities Sold Short	19,915,734	-	-	19,915,734
Total Investments	19,915,734			19,915,734
Derivatives
Written Options	12,267,878	-	-	12,267,878
Forward Currency Exchange Contracts	-	406,116	-	406,116
Equity Swap Contracts	-	64,839		64,839
Total Derivatives	$ 12,267,878	$ 470,955	$ -	$ 12,738,833

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 31,791,772	$ -	$ 31,791,772
Foreign Government Bond	-	431,604	-	431,604
Municipal	-	286,121	-	286,121
U.S. Government & Agencies	-	15,458,555	-	15,458,555
Bank Loans	-	5,435,816	-	5,435,816
Preferred Stock *	677,224	-	-	677,224
Short-Term Investments	552,035	-	-	552,035
Total Investments	$ 1,229,259	$ 53,403,868	$ -	$ 54,633,127

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 137,916,863	$ -	$ 137,916,863
Short-Term Investment	1,846,748	-	-	1,846,748
Total Investments	$ 1,846,748	$ 137,916,863	$ -	$ 139,763,611

Loss Averse Equity Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 6,344,914	$ -	$ -	$ 6,344,914
Exchange Traded Funds	2,304,335	-	-	2,304,335
Total Investments	$ 8,649,249	$ -	$ -	$ 8,649,249

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2014

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 10,770,984	$ -	$ -	$ 10,770,984
Convertible Bonds *	-	10,102,533	-	10,102,533
Preferred Stock *	2,432,631	-	-	2,432,631
Short-Term Investment	815,688	-	-	815,688
Total Investments	$ 14,019,303	$ 10,102,533	$ -	$ 24,121,836

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,951,508	$ -	$ -	$ 18,951,508
Short-Term Investments	6,986,740	-	-	$ 6,986,740
Total Investments	$ 25,938,248	$ -	$ -	$ 25,938,248

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 45,771,215	$ -	$ -	$ 45,771,215
Short-Term Investments	925,269	-	-	$ 925,269
Total Investments	$ 46,696,484	$ -	$ -	$ 46,696,484

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 4,945,196	$ -	$ -	$ 4,945,196
Exchange Traded Funds	106,280	-	-	106,280
Short-Term Investment	322,705	-	-	322,705
Total Investments	$ 5,374,181	$ -	$ -	$ 5,374,181

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 32,981,222	$ -	$ -	$ 32,981,222
Short-Term Investment	753,076	-	-	753,076
Total Investments	$ 33,734,298	$ -	$ -	$ 33,734,298

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 13,350,451	$ -	$ -	$ 13,350,451
Total Investments	$ 13,350,451	$ -	$ -	$ 13,350,451

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 1,149,493	$ -	$ -	$ 1,149,493
REITs *	38,854,580	-	-	38,854,580
Short-Term Investment	578,252	-	-	578,252
Total Investments	$ 40,582,325	$ -	$ -	$ 40,582,325

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 11,259,433	$ 46,289,168	$ -	$ 57,548,601
Preferred Stock *	140,107	431,418	-	571,525
Short-Term Investments	4,934,425	-	-	4,934,425
Total Investments	$ 16,333,965	$ 46,720,586	$ -	$ 63,054,551
Derivatives
Forward Currency Exchange Contracts	-	166,994	-	166,994
Total Derivatives	$ -	$ 166,994	$ -	$ 166,994
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	(356,419)	-	(356,419)
Total Liabilities	$ -	$ (356,419)	$ -	$ (356,419)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2014

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 21,803,900	$ -	$ -	$ 21,803,900
Short-Term Investments	832,807	-	-	832,807
Total Investments	$ 22,636,707	$ -	$ -	$ 22,636,707

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,783,282	$ -	$ -	$ 24,783,282
Short-Term Investment	2,380	-		2,380
Total Investments	$ 24,785,662	$ -	$ -	$ 24,785,662

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,572,256	$ 19,949,175	$ -	$ 27,521,431
Exchange Traded Funds	2,467,100	-	-	2,467,100
Short-Term Investments	1,334,919	-	-	1,334,919
Total Investments	$ 11,374,275	$ 19,949,175	$ -	$ 31,323,450
Liabilities-Derivatives
Forward Currency Contracts	(8,410)	-	-	(8,410)
Total Derivatives	$ (8,410)	$ -	$ -	$ (8,410)

International Opportunity Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 9,691,326	$ -	$ 9,691,326
Foreign Government Bonds	-	23,701,017	-	23,701,017
Short-Term Investments	418,880	-	-	418,880
Total Investments	$ 418,880	$ 33,392,343	$ -	$ 33,811,223
Derivatives
Futures	$ -	$ 20,601	$ -	$ 20,601
Forward Currency Contracts	-	361,097	-	361,097
Total Derivatives	$ -	$ 381,698	$ -	$ 381,698
Liabilities-Derivatives
Futures	$ -	$ (59,633)	$ -	$ (59,633)
Forward Currency Contracts	-	(368,400)	-	(368,400)
Total Derivatives	$ -	$ (428,033)	$ -	$ (428,033)

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Exchnage Traded Funds	$ 1,071,946	$ -	$ -	$ 1,071,946
Bank Loans *	-	51,000,536		51,000,536
Bonds & Notes *	-	4,412,718	-	4,412,718
Short-Term Investment	15,362,749	-	-	15,362,749
Total Investments	$ 16,434,695	$ 55,413,254	$ -	$ 71,847,949

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2014

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Futures Contracts – The International Opportunity Bond Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The  International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  With futures, there is minimal counterparty credit risk to the  International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
January 31, 2014

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2014 categorized by risk exposure:
Unrealized Gain/(Loss) at 1/31/2014
Risk Exposure Category	Monthly Distribution	International Stock	Emerging Markets	International Opportunity Bond Fund
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	(1,378,448)	-	-	-
Foreign exchange contracts	(221,641)	(189,425)	(8,410)	(46,335)
Interest rate contracts	-	-	-	-
Total	$ (1,600,089)	$ (189,425)	$ (8,410)	$ (46,335)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at January 31, 2014 is a reflection of the volume of derivative activity for the Fund.

The following table presents Monthly Distribution's liability derivatives available for offset under a master netting arrangement net of collateral pledged as of January 31, 2014, were as follows:

Liabilities	Gross Amounts of Assets Presented in the Statement of Asset & Liabilities
Descrpition	Gross Amount of Recognized Liabilites (1)	Financial Instruments Pledged (2)	Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 12,267,878	$ 12,267,878	$ -	$ -
Total	$ 12,267,878	$ 12,267,878	$ -	$ -

(1) Written options at value as presented in the Portfolio of Investments.
(2) The amount is limited to the derivative liabilty balance and accordingly, does not include excess collateral pledged.

The Dunham Alternative Strategy Fund currently invests a portion of its assets in Invesco STIT - Money Market Treasury Portfolio (the "Money Fund").  The Fund may redeem its investment from the Money Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Money Fund.  The financial statements of the Money Fund, including the portfolio of investments, can be found at www.invesco.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of January 31, 2014, the percentage of the Fund's net assets invested in the Money Fund was 26.4%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date   3/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date   3/28/14

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

3/28/14